UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22641

                         Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway

                    San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code:  650-312-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2023

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

K2 ALTERNATIVE STRATEGIES FUND

Franklin Alternative Strategies Funds

November 30, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

franklintempleton.com	Semiannual Report	1

K2 Alternative Strategies Fund

This semiannual report for K2 Alternative Strategies Fund covers the period ended November 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets by allocating its assets across multiple non-traditional or alternative strategies, including, but not limited to, some or all of the following strategies: long short equity, relative value, event driven and global macro. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares posted a +1.40% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, posted a +1.83% cumulative total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +2.69% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Strategy Allocation*

Based on Total Net Assets as of 11/30/23

Strategy	Long Positions	Short Positions
Long Short Equity	36.8%	-25.5%
Relative Value	42.9%	-39.7%
Event Driven	13.0%	-7.5%
Global Macro	79.5%	-139.7%
Conditional Risk Overlay (CRO)#	0.0%	-0.0%

Total	172.2%	-212.4%

*Figures include the effect of gross notional exposure of derivatives.

#The strategy was not active at period end.

1. Source: Morningstar. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI). The Consolidated SOI begins on page 12.

2	Semiannual Report	franklintempleton.com

K2 ALTERNATIVE STRATEGIES FUND

Subadvisors

11/30/23

Long Short Equity

ActusRayPartners Limited Chilton Investment Company, Inc.

Electron Capital Partners, LLC

Jennison Associates, LLC

Relative Value

Apollo Credit Management LLC

DLD Asset Management, LP

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

One River Asset Management, LLC

Event Driven

Bardin Hill Arbitrage IC Management LP

P. Schoenfeld Asset Management L.P.

Global Macro

Capital Fund Management S.A.

Graham Capital Management, L.P.

RBC Global Asset Management (UK) Limited (formerly, BlueBay Asset Management LLP)

RV Capital Management Private Ltd.

Thank you for your participation in K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

Brooks Ritchey

Co-Lead Portfolio Manager

Robert Christian

Co-Lead Portfolio Manager

Anthony Zanolla, CFA

Portfolio Manager

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Semiannual Report	3

K2 ALTERNATIVE STRATEGIES FUND

Performance Summary as of November 30, 2023

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/231

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+1.40%	-4.16%
1-Year	+1.35%	-4.22%
5-Year	+7.33%	+0.28%
10-Year	+23.78%	+1.58%
Since Inception (10/11/13)	+26.62%	+1.79%

Advisor
6-Month	+1.58%	+1.58%
1-Year	+1.71%	+1.71%
5-Year	+8.69%	+1.68%
10-Year	+27.10%	+2.43%
Since Inception (10/11/13)	+30.02%	+2.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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K2 ALTERNATIVE STRATEGIES FUND

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.62%	2.89%
Advisor	2.37%	2.64%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Some subadvisors may have little or no experience managing the assets of a registered investment company. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Currency management strategies could result in losses to the Fund if currencies do not perform as expected. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. These and other risks are discussed in the Fund’s prospectus.

1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 9/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Semiannual Report	5

K2 ALTERNATIVE STRATEGIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period 6/01/23–11/30/23[1,2]	Ending Account Value 11/30/23	Expenses Paid During Period 6/01/23–11/30/23[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,014.00	$13.04	$1,012.05	$13.03	2.59%
C	$1,000	$1,009.70	$16.78	$1,008.30	$16.77	3.34%
R	$1,000	$1,013.00	$14.29	$1,010.80	$14.28	2.84%
R6	$1,000	$1,016.70	$11.65	$1,013.45	$11.63	2.31%
Advisor	$1,000	$1,015.80	$11.79	$1,013.30	$11.78	2.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

K2 Alternative Strategies Fund

	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.69	$11.16	$12.46	$11.19	$11.28	$11.38

Income from investment operations[a]:

Net investment income (loss)[b]	0.10	0.15	(0.06)	(0.08)	(0.03)	0.04

Net realized and unrealized gains (losses)	0.06	(0.32)	(0.68)	1.45	0.02	0.11

Total from investment operations	0.16	(0.17)	(0.74)	1.37	(0.01)	0.15

Less distributions from:

Net investment income	—	(0.21)	(0.06)	—	(0.07)	—

Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	—	(0.30)	(0.56)	(0.10)	(0.08)	(0.25)

Net asset value, end of period	$10.85	$10.69	$11.16	$12.46	$11.19	$11.28

Total return[c]	1.40%	(1.48)%	(6.25)%	12.25%	(0.15)%	1.35%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.89%	2.82%	2.75%	2.82%	2.58%	2.73%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.59%	2.64%	2.60%[f]	2.64%	2.40%	2.56%

Expenses incurred in connection with securities sold short	0.44%	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	1.77%	1.31%	(0.49)%	(0.67)%	(0.25)%	0.36%

Supplemental data

Net assets, end of period (000’s)	$66,353	$76,464	$94,580	$102,138	$90,205	$104,452

Portfolio turnover rate	128.86%	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.35	$10.80	$12.11	$10.95	$11.05	$11.25

Income from investment operations[a]:

Net investment income (loss)[b]	0.05	0.06	(0.15)	(0.15)	(0.11)	(0.05)

Net realized and unrealized gains (losses)	0.06	(0.31)	(0.66)	1.41	0.02	0.10

Total from investment operations	0.11	(0.25)	(0.81)	1.26	(0.09)	0.05

Less distributions from:

Net investment income	—	(0.11)	—	—	—	—

Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	—	(0.20)	(0.50)	(0.10)	(0.01)	(0.25)

Net asset value, end of period	$10.46	$10.35	$10.80	$12.11	$10.95	$11.05

Total return[c]	0.97%	(2.12)%	(7.06)%	11.51%	(0.85)%	0.56%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.64%	3.57%	3.50%	3.54%	3.33%	3.48%

Expenses net of waiver, payments by affiliates and expense reduction[e]	3.34%	3.39%	3.35%[f]	3.36%	3.15%	3.31%

Expenses incurred in connection with securities sold short	0.44%	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	1.02%	0.55%	(1.24)%	(1.39)%	(1.00)%	(0.39)%

Supplemental data

Net assets, end of period (000’s)	$10,978	$15,720	$24,486	$31,541	$36,043	$44,897

Portfolio turnover rate	128.86%	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.73	$11.13	$12.44	$11.20	$11.28	$11.42

Income from investment operations[a]:

Net investment income (loss)[b]	0.08	0.10	(0.08)	(0.11)	(0.06)	0.02

Net realized and unrealized gains (losses)	0.07	(0.31)	(0.68)	1.45	0.02	0.09

Total from investment operations	0.15	(0.21)	(0.76)	1.34	(0.04)	0.11

Less distributions from:

Net investment income	—	(0.10)	(0.05)	—	(0.03)	—

Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	—	(0.19)	(0.55)	(0.10)	(0.04)	(0.25)

Net asset value, end of period	$10.88	$10.73	$11.13	$12.44	$11.20	$11.28

Total return[c]	1.30%	(1.65)%	(6.50)%	11.97%	(0.39)%	1.08%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.14%	3.07%	3.04%	3.06%	2.83%	2.98%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.84%	2.89%	2.85%[f]	2.88%	2.65%	2.81%

Expenses incurred in connection with securities sold short	0.44%	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	1.52%	1.05%	(0.78)%	(0.91)%	(0.50)%	0.11%

Supplemental data

Net assets, end of period (000’s)	$304	$351	$811	$840	$884	$844

Portfolio turnover rate	128.86%	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.78	$11.27	$12.58	$11.25	$11.34	$11.41

Income from investment operations[a]:

Net investment income (loss)[b]	0.11	0.18	(0.02)	(0.04)	0.01	0.08

Net realized and unrealized gains (losses)	0.07	(0.33)	(0.69)	1.47	0.02	0.10

Total from investment operations	0.18	(0.15)	(0.71)	1.43	0.03	0.18

Less distributions from:

Net investment income	—	(0.25)	(0.10)	—	(0.11)	—

Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	—	(0.34)	(0.60)	(0.10)	(0.12)	(0.25)

Net asset value, end of period	$10.96	$10.78	$11.27	$12.58	$11.25	$11.34

Total return[c]	1.67%	(1.20)%	(6.05)%	12.61%	0.27%	1.70%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.52%	2.48%	2.44%	2.50%	2.26%	2.41%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.31%	2.36%	2.32%[f]	2.32%	2.07%	2.23%

Expenses incurred in connection with securities sold short	0.44%	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	2.13%	1.64%	(0.18)%	(0.35)%	0.08%	0.69%

Supplemental data

Net assets, end of period (000’s)	$41,506	$44,192	$47,851	$27,471	$15,537	$42,842

Portfolio turnover rate	128.86%	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.76	$11.24	$12.55	$11.23	$11.33	$11.40

Income from investment operations[a]:

Net investment income (loss)[b]	0.11	0.17	(0.03)	(0.05)	—[c]	0.07

Net realized and unrealized gains (losses)	0.07	(0.32)	(0.69)	1.47	0.01	0.11

Total from investment operations	0.18	(0.15)	(0.72)	1.42	0.01	0.18

Less distributions from:

Net investment income	—	(0.24)	(0.09)	—	(0.10)	—

Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	—	(0.33)	(0.59)	(0.10)	(0.11)	(0.25)

Net asset value, end of period	$10.94	$10.76	$11.24	$12.55	$11.23	$11.33

Total return[d]	1.58%	(1.21)%	(6.05)%	12.55%	0.19%	1.61%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.64%	2.57%	2.50%	2.57%	2.33%	2.48%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.34%	2.39%	2.35%[g]	2.39%	2.15%	2.31%

Expenses incurred in connection with securities sold short	0.44%	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	2.02%	1.55%	(0.24)%	(0.42)%	—[h]	0.61%

Supplemental data

Net assets, end of period (000’s)	$569,660	$710,974	$1,099,387	$1,152,105	$977,094	$1,046,252

Portfolio turnover rate	128.86%	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

c Amount rounds to less than $0.01.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

gBenefit of expense reduction rounds to less than 0.01%.

hAmount rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, November 30, 2023 (unaudited)

K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 26.5%
	Aerospace & Defense 0.0%†
a	Eve Holding Inc., 5/09/27, wts.	United States	180,101	$70,600
a	Satellogic Inc., 1/25/27, wts.	United States	2,058	291

				70,891

	Airlines 0.0%†
	Southwest Airlines Co.	United States	1,830	46,793

	Auto Components 0.0%†
	Patrick Industries Inc.	United States	72	5,907

	Automobile Components 0.3%
a	The Goodyear Tire & Rubber Co.	United States	117,000	1,625,130
a	Vitesco Technologies Group AG	Germany	6,854	700,484

				2,325,614

	Automobiles 0.1%
	General Motors Co.	United States	23,796	751,954
a	Livewire Group Inc., 9/27/27, wts.	United States	101,460	36,526
a	Next.e.GO NV	Netherlands	2,308	1,292

				789,772

	Beverages 0.2%
a	Monster Beverage Corp.	United States	13,102	722,575
	PepsiCo Inc.	United States	2,015	339,104
	Remy Cointreau SA	France	1,289	153,207

				1,214,886

	Biotechnology 3.3%
a	Abcam PLC, ADR	United Kingdom	35,391	848,322
a	Apellis Pharmaceuticals Inc.	United States	55,518	2,990,755
a	Argenx SE, ADR	Netherlands	3,657	1,647,881
a	Ascendis Pharma A/S, ADR	Denmark	7,882	791,589
a	BioMarin Pharmaceutical Inc.	United States	12,643	1,151,525
a	Exact Sciences Corp.	United States	845	54,080
a	Exelixis Inc.	United States	23,240	506,864
a	Immunogen Inc.	United States	3,969	116,490
a	Immunovant Inc.	United States	5,635	220,498
a,b	Ionis Pharmaceuticals Inc.	United States	1,092	54,021
a,c	Karuna Therapeutics Inc.	United States	5,679	1,085,882
a	Krystal Biotech Inc.	United States	13,180	1,373,751
a,c	Neurocrine Biosciences Inc.	United States	15,424	1,798,284
a,d	Point Biopharma Global Inc., A	United States	30,885	420,036
a	Praxis Precision Medicines Inc.	United States	4,217	76,743
a,c,d	Seagen Inc.	United States	28,515	6,079,683
a	Trisalus Life Sciences Inc., 8/10/28, wts.	United States	16,689	4,172
a	Vaxcyte Inc.	United States	28,963	1,499,415
a,c	Vertex Pharmaceuticals Inc.	United States	4,585	1,626,804
a	Xenon Pharmaceuticals Inc.	Canada	6,690	244,720

				22,591,515

	Capital Markets 0.1%
	Moody’s Corp.	United States	2,233	814,956

	Chemicals 0.5%
a	Aspen Aerogels Inc.	United States	15,730	164,850
a,e	Covestro AG, 144A	Germany	6,649	349,646
	The Sherwin-Williams Co.	United States	7,486	2,087,097
	Sociedad Quimica y Minera de Chile SA, ADR	Chile	18,587	933,811

				3,535,404

12	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies 0.5%
a	Bitcoin Depot Inc., 7/03/28, wts.	United States	12,581	$1,494
	Cintas Corp.	United States	1,482	819,916
	Republic Services Inc., A	United States	14,181	2,295,053
a	Shapeways Holdings Inc., 10/18/24, wts.	United States	13,286	60
	TETRA Tech Inc.	United States	218	34,477

				3,151,000

	Communications Equipment 0.0%†
a,f	Riverbed Technology, Inc.	United States	1,499	—

	Construction & Engineering 0.8%
a,c	Fluor Corp.	United States	1,833	69,709
a	Mastec Inc.	United States	37,981	2,303,168
	Quanta Services Inc.	United States	15,265	2,874,552

				5,247,429

	Construction Materials 0.5%
a	CRH PLC	United States	52,753	3,310,251

	Consumer Finance 0.3%
a	NeoGames S.A.	Israel	69,640	1,941,563

	Diversified Consumer Services 0.0%†
a	Allurion Technologies Inc., 8/02/30, wts.	United States	62,822	40,834
a,c	Stride Inc.	United States	3,451	209,062

				249,896

	Diversified Financial Services 0.6%
a	7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244	101
a	Altc Acquisition Corp., A	United States	4,549	47,082
a	Andretti Acquisition Corp., A	United States	4,486	48,673
a,f	Apollo Strategic Growth Capital II, A, 2/12/28, wts.	United States	5,405	—
a	Ares Acquisition Corp. II	United States	26,500	274,805
a	Ares Acquisition Corp. II, 6/12/28, wts.	United States	42,181	7,593
a	Athena Technology Acquisition Corp. II, A, 10/17/28, wts.	United States	19,317	642
a	Atlantic Coastal Acquisition Corp., A, 12/31/27, wts.	United States	5,443	96
a	Berkshire Hathaway Inc., B	United States	1,342	483,120
a	Capitalworks Emerging Markets Acquisition Corp., A, 4/27/28, wts.	United States	7,737	182
a,f	CC Neuberger Principal Holdings III, 2/05/26, wts.	United States	7,027	—
a	Churchill Capital Corp. VI, A	United States	9,074	95,096
a,c	Churchill Capital Corp. VII, A	United States	18,930	198,576
a	Churchill Capital Corp. VII, A, 2/29/28, wts.	United States	10,563	1,056
a	Conx Corp., A, 10/30/27, wts.	United States	14,679	4,697
a	Corner Growth Acquisition Corp., A, 6/17/26, wts.	United States	5,737	229
a	Corner Growth Acquisition Corp., A, 12/31/27, wts.	United States	7,606	381
a	Crown PropTech Acquisitions, 12/31/27, wts.	United States	12,844	771
a	DHC Acquisition Corp., A, 12/31/27, wts.	United States	241	5
a	EF Hutton Acquisition Corp. I	United States	35,442	381,710
a	Energy Transition Partners BV	Netherlands	3,372	34,869
a	Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	—
a	Focus Impact Acquisition Corp., A, 10/28/26, wts.	United States	6,618	106
a,c	Forest Road Acquisition Corp. II, A	United States	32,625	345,173
a,c	Four Leaf Acquisition Corp., A	United States	39,000	409,500
a,c	Four Leaf Acquisition Corp., A, 5/12/28, wts.	United States	39,000	1,901
a,c	Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	5,297	211
a	Global Partner Acquisition Corp. II, A, 12/31/27, wts.	United States	2,950	208
a	Inflection Point Acquisition Corp. II, A	United States	13,876	142,784
a	Inflection Point Acquisition Corp. II, A, 7/17/28, wts.	United States	27,958	4,893

franklintempleton.com	Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Investcorp Europe Acqusition Corp. I, A, 11/23/28, wts.	United States	116,809	$17,522
a	Jaws Mustang Acquisition Corp., A, 1/30/26, wts.	United States	8,196	90
a	Keen Vision Acquisition Corp.	United States	32,220	166,432
a	Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	1,171	41
a	Learn CW Investment Corp., A, 12/31/28, wts.	United States	9,863	267
a,f	Live Oak Crestview Climate Acquisition Corp., A, 9/27/28, wts.	United States	452	—
a	M3-Brigade Acquisition II Corp., A, 3/09/26, wts.	United States	7,608	20
a	Nabors Energy Transition Corp. II	United States	7,058	73,121
a	Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	20,137	2,668
a	Nabors Energy Transition Corp. II, A	United States	40,275	415,235
a	Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	3,083	55
a,c	Oak Woods Acquisition Corp., A	Canada	46,800	490,932
a	Oak Woods Acquisition Corp., A, 3/23/28, wts.	Canada	46,800	1,544
a	Oak Woods Acquisition Corp., Contingent Value, rts., 2/20/49	Canada	46,800	6,084
a	Patria Latin American Opportunity Acquisition Corp.	Cayman Islands	13,116	144,997
a,f	Pegasus Acquisition Co. Europe BV, A	Netherlands	5,997	—
a,f	Pershing Square Tontine Holdings Ltd., A	United States	42,829	8,566
f	Pershing Square Tontine Holdings Ltd., Contingent Value, rts., 12/31/33	United States	10,707	—
a	Rigel Resource Acquisition Corp., A, 11/05/26, wts.	United States	4,071	528
a	RMG Acquisition Corp. III, A, 12/31/27, wts.	United States	557	39
a	Screaming Eagle Acquisition Corp., A	United States	18,936	199,964
a	Screaming Eagle Acquisition Corp., A, 12/15/27, wts.	United States	20,384	1,634
a	Slam Corp., A, 12/31/27, wts.	United States	7,928	694
a	Social Leverage Acquisition Corp. I, A	United States	13,866	142,404
a	Social Leverage Acquisition Corp. I, A, 2/17/28, wts.	United States	3,466	73
a	Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	62
a	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	55
a	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	202
a	Teract SA, 11/16/25, wts.	France	3,920	105
a	Twelve Seas Investment Co. II, A, 3/02/28, wts.	United States	1,629	49

				4,157,843

	Electric Utilities 3.1%
	Constellation Energy Corp.	United States	30,054	3,637,736
c	Edison International	United States	36,913	2,472,802
a	Energy Harbor Corp.	United States	77,123	6,218,042
c	NRG Energy Inc.	United States	3,773	180,500
	Origin Energy Ltd.	Australia	192,424	1,049,773
a,c	PG&E Corp.	United States	137,025	2,352,719
c	PNM Resources Inc.	United States	20,286	843,289
	PPL Corp.	United States	137,703	3,596,803
a	Talen Energy Corp., A	United States	1,337	76,677
a,c	Talen Energy Supply LLC, A	United States	19,108	1,095,844

				21,524,185

	Electrical Equipment 1.7%
a	Amprius Technologies Inc., 9/14/27, wts.	United States	137,166	35,663
a,c	Array Technologies Inc.	United States	182,020	2,815,849
a	Bloom Energy Corp., A	United States	44,065	636,299
	Eaton Corp. PLC	United States	2,687	611,803
	Emerson Electric Co.	United States	15,417	1,370,571
a,c	Enovix Corp.	United States	89,664	992,581
a,c	Fluence Energy Inc., A	United States	54,020	1,354,822
a	Shoals Technologies Group Inc., A	United States	59,354	822,053
c,d	Vertiv Holdings Co., A	United States	73,184	3,195,213

				11,834,854

14	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Electronic Equipment, Instruments & Components 0.2%
a,d	Hollysys Automation Technologies Ltd.	China	61,077	$1,392,556
a	Movella Holdings Inc., A, 12/31/27, wts.	United States	5,567	132
a	Presto Automation Inc., 9/21/27, wts.	United States	18,270	533

				1,393,221

	Energy Equipment & Services 0.1%
a	Nabors Industries Ltd.	United States	2,777	241,099
a	Pgs ASA	Norway	282,275	235,905
a,c	Transocean Ltd., 3/13/26, wts.	United States	11,501	30,478

				507,482

	Entertainment 0.2%
	Endeavor Group Holdings Inc., A	United States	19,055	463,227
a,d	Manchester United PLC, A	United Kingdom	9,997	194,841
	TKO Group Holdings Inc., A	United States	5,611	433,899

				1,091,967

	Equity Real Estate Investment Trusts (REITs) 0.1%
c	VICI Properties Inc., A	United States	16,744	500,478

	Food & Staples Retailing 0.6%
	Albertsons Cos. Inc., A	United States	87,520	1,905,310
c	Costco Wholesale Corp.	United States	3,229	1,913,958

				3,819,268

	Food Products 0.5%
a	Benson Hill Inc., 9/29/26, wts.	United States	5,669	193
	Chocoladefabriken Lindt & Spruengli AG	Switzerland	37	457,494
	Costa Group Holdings Ltd.	Australia	1,042,657	2,136,757
a	Hotel Chocolat Group PLC	United Kingdom	73,574	340,883
a	Sovos Brands Inc.	United States	15,774	345,608

				3,280,935

	Ground Transportation 0.2%
	Canadian Pacific Kansas City Ltd.	Canada	19,270	1,387,440

	Health Care Equipment & Supplies 1.9%
a	Axonics Inc.	United States	5,754	322,166
	Baxter International Inc.	United States	52,187	1,882,907
	Becton Dickinson and Co.	United States	8,711	2,057,364
a,c	Boston Scientific Corp.	United States	16,922	945,771
	The Cooper Cos. Inc.	United States	6,909	2,327,780
a,c	Envista Holdings Corp.	United States	3,171	71,950
a	Envoy Medical Inc.	United States	2,340	5,265
a	Envoy Medical Inc., 12/31/27, wts.	United States	35,404	768
c	GE Healthcare Technologies Inc.	United States	28,201	1,930,640
a	Hologic Inc.	United States	19,662	1,401,901
a,c	Intuitive Surgical Inc.	United States	4,942	1,536,171
a,c	Spectral AI Inc., 12/31/27, wts.	United States	19,875	2,604
c	Stryker Corp.	United States	1,750	518,578

				13,003,865

	Health Care Providers & Services 0.7%
a	Amedisys Inc.	United States	11,479	1,074,205
a	Enhabit Inc.	United States	38,528	410,708
c	Humana Inc.	United States	1,825	884,870
c	UnitedHealth Group Inc.	United States	4,661	2,577,393

				4,947,176

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Hotels, Restaurants & Leisure 0.0%†
a	F45 Training Holdings Inc.	United States	120,050	$6,603
a	HomeToGo SE, 12/31/25, wts.	Luxembourg	716	8
a	Sonder Holdings Inc., 1/31/28, wts.	United States	3,948	86

				6,697

	Independent Power & Renewable Electricity Producers 1.0%
	The AES Corp.	United States	137,161	2,360,541
	Clearway Energy Inc., C	United States	17,189	429,209
c	NextEra Energy Partners LP	United States	12,711	299,217
a,c	Sunnova Energy International Inc.	United States	129,190	1,498,604
	Vistra Corp.	United States	60,430	2,139,826

				6,727,397

	Industrial Conglomerates 0.6%
c	General Electric Co.	United States	22,061	2,687,030
	Hitachi Ltd.	Japan	19,359	1,346,056

				4,033,086

	Industrial REITs 0.1%
	Intervest Offices & Warehouses NV	Belgium	25,296	567,215

	Insurance 0.7%
a	American Equity Investment Life Holding Co.	United States	21,630	1,193,111
a	Aon PLC, A	United States	4,199	1,379,330
	Arthur J Gallagher & Co.	United States	2,850	709,650
	The Progressive Corp.	United States	4,697	770,449
	W.R. Berkley Corp.	United States	10,488	760,904

				4,813,444

	Interactive Media & Services 0.3%
a	Adevinta ASA, B	France	115,534	1,197,300
a	Alphabet Inc., A	United States	4,749	629,385
a,f	Wejo Group Ltd., 11/18/26, wts.	United States	3,488	17

				1,826,702

	Internet & Direct Marketing Retail 0.0%†
a	Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	8
a	Farfetch Ltd., A	United Kingdom	10,537	12,328
a,b	Wayfair Inc., A	United States	309	17,242

				29,578

	IT Services 0.7%
a	Core Scientific Inc., 1/19/27, wts.	United States	1,383	249
	International Business Machines Corp.	United States	6,680	1,059,181
	MasterCard Inc., A	United States	2,578	1,066,853
a,e	Network International Holdings PLC, 144A	United Arab Emirates	578,548	2,855,819
a,e	Nexi SpA, 144A	Italy	10,274	80,148

				5,062,250

	Life Sciences Tools & Services 0.6%
a	Illumina Inc.	United States	3,503	357,131
a	Mettler-Toledo International Inc.	United States	1,691	1,846,454
a	QIAGEN NV	United States	50,157	2,064,462

				4,268,047

	Machinery 0.1%
	Deere & Co.	United States	1,188	432,919

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Media 0.2%
a	Altice USA Inc., A	United States	56,100	$129,030
a	Clear Channel Outdoor Holdings Inc., A	United States	192,601	279,271
a	Dish Network Corp., A	United States	12,042	44,074
a	Iheartmedia Inc., A	United States	33,414	87,545
a	Innovid Corp., A, 11/30/26, wts.	Israel	69	4
a,d	Liberty Media Corp.-Liberty SiriusXM	United States	32,000	863,680

				1,403,604

	Metals & Mining 0.2%
a	Iamgold Corp.	Burkina Faso	172,926	439,232
	Teck Resources Ltd., B	Canada	3,737	140,698
d	United States Steel Corp.	United States	20,201	725,216

				1,305,146

	Oil, Gas & Consumable Fuels 0.7%
a	Euronav NV	Belgium	35,791	643,880
a,f,g	Gazprom PJSC	Russia	615,160	—
c	New Fortress Energy Inc., A	United States	39,184	1,507,801
c,d	Pioneer Natural Resources Co.	United States	8,608	1,993,957
c	Targa Resources Corp.	United States	4,567	413,085

				4,558,723

	Personal Products 0.3%
	The Estee Lauder Cos. Inc., A	United States	1,473	188,087
	L’Oreal SA	France	4,037	1,896,952

				2,085,039

	Pharmaceuticals 1.3%
	AstraZeneca PLC, ADR	United Kingdom	33,123	2,139,414
	Dechra Pharmaceuticals PLC	United Kingdom	38,405	1,856,406
	Eli Lilly & Co.	United States	3,143	1,857,639
	Merck & Co. Inc.	United States	12,411	1,271,879
c	Novo Nordisk AS, ADR	Denmark	17,144	1,745,945

				8,871,283

	Professional Services 0.0%†
	Applus Services SA	Spain	23,694	255,846
a	Falcon’s Beyond Global Inc., A, 3/16/26, wts.	United States	180	117

				255,963

	Retail REITs 0.2%
	Spirit Realty Capital Inc.	United States	34,574	1,427,906

	Road & Rail 0.5%
c	CSX Corp.	United States	42,048	1,358,150
c	Hertz Corp. Escrow	United States	1,652,000	148,680
a	Uber Technologies Inc.	United States	34,220	1,929,324

				3,436,154

	Semiconductors & Semiconductor Equipment 0.2%
a	ams-OSRAM AG	Austria	477	931
a	ams-OSRAM AG, Contingent Value, rts., 12/20/23	Austria	477	796
a	First Solar Inc.	United States	4,235	668,198
a,c	ON Semiconductor Corp.	United States	1,903	135,741
a	Semtech Corp.	United States	1,463	23,949
a	Sequans Communications SA, ADR	France	159,760	460,109
	Silicon Motion Technology Corp., ADR	Taiwan	4,428	260,366

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment (continued)
a	Tower Semiconductor Ltd.	Israel	1,374	$37,620

				1,587,710

	Software 0.8%
e	ALFA Financial Software Holdings PLC, 144A	United Kingdom	189,977	359,755
a	Altair Engineering Inc., A	United States	1,413	102,386
	Bentley Systems Inc., B	United States	1,337	69,604
a,c	Dropbox Inc., A	United States	3,013	84,906
a	Esi Group	France	2,197	368,281
	Infomedia Ltd.	Australia	497,543	491,058
	Microsoft Corp.	United States	7,422	2,812,270
a	Nutanix Inc., A	United States	2,541	109,492
a	Roadzen Inc., 11/30/28, wts.	Virgin Islands	3,958	198
a,c	Splunk Inc.	United States	8,716	1,320,823

				5,718,773

	Specialized REITs 0.2%
	Digital Realty Trust Inc.	United States	5,076	704,447
	Equinix Inc.	United States	866	705,799

				1,410,246

	Specialty Retail 0.5%
a	Autozone Inc.	United States	307	801,249
a	Carvana Co., A	United States	1	31
	The Home Depot Inc.	United States	6,142	1,925,456
	Murphy USA Inc.	United States	2,106	778,272
	Musti Group OYJ	Finland	8,218	235,633

				3,740,641

	Textiles, Apparel & Luxury Goods 0.4%
a	Capri Holdings Ltd.	United States	30,794	1,491,661
	CIE Financiere Richemont SA, A	Switzerland	1,288	161,090
	Hermes International	France	473	980,300

				2,633,051

	Trading Companies & Distributors 0.4%
c	Herc Holdings Inc.	United States	17,381	2,149,334
	Textainer Group Holdings Ltd.	China	9,424	463,944

				2,613,278

	Wireless Telecommunication Services 0.0%†
c	Vodafone Group PLC, ADR	United Kingdom	22,797	206,541

	Total Common Stocks and Other Equity Interests (Cost $158,627,829)			181,765,984

	Preferred Stocks 0.1%
	Banks 0.0%†
	Silvergate Capital Corp., 5.375%, pfd., A	United States	5,445	57,173

	Thrifts & Mortgage Finance 0.0%†
	FHLMC, 8.375%, pfd., Z	United States	8,177	17,499
	FNMA, 8.25%, pfd., S	United States	15,150	34,087

				51,586

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights		Value
	Preferred Stocks (continued)
	Trading Companies & Distributors 0.1%
	Textainer Group Holdings Ltd., pfd.,
	7.00%	Bermuda	9,000		$227,250
	B, 6.25%	Bermuda	19,600		480,200

					707,450

	Total Preferred Stocks (Cost $833,824)				816,209

			Principal Amount*
	Convertible Bonds 13.4%
	Aerospace & Defense 0.2%
	Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,219,000		1,188,525

	Airlines 0.4%
e	Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	616,803
e	Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,054,114
e	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	977,000		813,268

					2,484,185

	Automobiles 0.2%
e	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,094,000		211,689
	NIO Inc., senior note, 4.50%, 2/01/24	China	178,000		181,115
	Winnebago Industries Inc., senior note, 1.50%, 4/01/25	United States	576,000		672,480

					1,065,284

	Biotechnology 0.5%
	Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	364,000		560,778
c	Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	854,000		451,019
c	Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,594,285
	Insmed Inc., senior note, 0.75%, 6/01/28	United States	243,000		239,476
	Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	137,000		73,720
e	Mirum Pharmaceuticals Inc., senior note, 144A, 4.00%, 5/01/29	United States	22,000		28,325
e	Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	400,000	EUR	419,129
c	Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	490,000		278,688

					3,645,420

	Chemicals 0.1%
e	Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	262,000		61,851
	Livent Corp., senior note, 4.125%, 7/15/25	United States	455,000		746,882
e	Purecycle Technologies Inc., senior note, 144A, 7.25%, 8/15/30	United States	129,000		71,918

					880,651

	Commercial Services & Supplies 0.0%†
e	Worldline SA, senior note, Reg S, zero cpn., 7/30/26	France	149,640	EUR	143,640

	Communications Equipment 0.1%
	Harmonic Inc., senior note, 2.00%, 9/01/24	United States	428,000		571,123

	Construction & Engineering 0.0%†
e	Granite Construction Inc., senior note, 144A, 3.75%, 5/15/28	United States	124,000		146,568

	Consumer Finance 0.2%
	EZCORP Inc., senior note,
	2.875%, 7/01/24	United States	618,000		622,635
	[e] 144A, 3.75%, 12/15/29	United States	569,000		556,197
e	SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	244,000		187,148
e	Zip Co. Ltd., senior note, Reg S, 5.00%, 4/23/28	Australia	380,000	AUD	172,998

					1,538,978

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Consumer Non-Durables 0.2%
	Encore Capital Group Inc., senior note,
	3.25%, 10/01/25	United States	371,000		$458,556
	[e] 144A, 4.00%, 3/15/29	United States	643,000		588,023

					1,046,579

	Diversified Consumer Services 0.1%
	Chegg Inc., senior note, 0.125%, 3/15/25	United States	472,000		431,172
e	Nexi SpA, senior note, Reg S, 1.75%, 4/24/27	Italy	200,000	EUR	199,574

					630,746

	Diversified Financial Services 0.1%
e	Bread Financial Holdings Inc., senior note, 144A, 4.25%, 6/15/28	United States	399,000		376,057
	Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	249,000		198,578
e	Wisdomtree Inc., senior note, 144A, 5.75%, 8/15/28	United States	148,000		147,556

					722,191

	Diversified Telecommunication Services 0.2%
c,e	Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	1,271,000		1,118,480

	Electric Utilities 0.1%
e	PG&E Corp., senior secured note, 144A, 4.25%, 12/01/27	United States	890,000		890,000

	Electrical Equipment 0.1%
c	Plug Power Inc., senior note, 3.75%, 6/01/25	United States	764,000		688,593

	Electronic Equipment, Instruments & Components 0.0%†
e	Vishay Intertechnology Inc., senior note, 144A, 2.25%, 9/15/30	United States	23,000		21,562

	Energy Equipment & Services 0.4%
c	Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,012,000		1,516,482
	Transocean Inc., senior note, 4.625%, 9/30/29	United States	660,000		1,366,596

					2,883,078

	Entertainment 0.3%
c	The Marcus Corp., senior note, 5.00%, 9/15/25	United States	473,000		674,261
c	Sea Ltd., senior note,
	2.375%, 12/01/25	Singapore	855,000		804,983
	0.25%, 9/15/26	Singapore	898,000		726,931

					2,206,175

	Equity Real Estate Investment Trusts (REITs) 0.2%
e	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A,
	3.75%, 8/15/28	United States	150,000		160,320
	zero cpn., 5/01/25	United States	247,000		242,999
c	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	962,000		792,688
b	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	310,000		262,260

					1,458,267

	Financial Services 0.2%
	Block Inc., senior note, 0.125%, 3/01/25	United States	1,431,000		1,365,746

	Food & Staples Retailing 0.1%
b,e	The Chefs’ Warehouse Inc., senior note, 144A, 2.375%, 12/15/28	United States	617,000		559,187

	Health Care Equipment & Supplies 0.3%
	CONMED Corp., senior note, 2.25%, 6/15/27	United States	243,000		239,233
	Cutera Inc., senior note, 2.25%, 6/01/28	United States	105,000		24,463
	Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	557,000		503,751
	NuVasive Inc., senior note, 0.375%, 3/15/25	United States	822,000		756,240
c	Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	773,000		878,824

					2,402,511

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Providers & Services 0.2%
f	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	607,000		$236,693
	NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	508,000		499,110
	PetIQ Inc., A, senior note, 4.00%, 6/01/26	United States	641,000		614,719

					1,350,522

	Health Care Technology 1.5%
	Bill Holdings Inc., senior note, zero cpn., 12/01/25	United States	868,000		776,860
	Blackline Inc., senior note,
	0.125%, 8/01/24	United States	338,000		339,048
	zero cpn., 3/15/26	United States	749,000		650,694
	Cerence Inc., senior note, 3.00%, 6/01/25	United States	121,000		114,288
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	432,000		380,160
	Confluent Inc., senior note, zero cpn., 1/15/27	United States	25,000		20,407
	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,266,000		1,002,545
	Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	820,000		892,480
	Five9 Inc., senior note, 0.50%, 6/01/25	United States	1,482,000		1,419,756
	Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	709,000		661,568
	Hubspot Inc., senior note, 0.375%, 6/01/25	United States	583,000		1,042,695
	Insulet Corp., senior note, 0.375%, 9/01/26	United States	186,000		199,764
e	Lantheus Holdings Inc., senior note, 144A, 2.625%, 12/15/27	United States	256,000		305,613
	Model N Inc., senior note, 2.625%, 6/01/25	United States	60,000		60,000
c	MongoDB Inc., senior note, 0.25%, 1/15/26	United States	761,000		1,534,366
c	Unity Software Inc., senior note, zero cpn., 11/15/26	United States	1,113,000		903,200

					10,303,444

	Hotels, Restaurants & Leisure 0.5%
e	Basic-Fit NV, BFIT, senior note, Reg S, 1.50%, 6/17/28	Netherlands	600,000	EUR	583,467
	Carnival Corp., senior note, 5.75%, 10/01/24	United States	557,000		884,238
	Marriott Vacations Worldwide Corp., senior note,
	[e] 144A, 3.25%, 12/15/27	United States	372,000		307,830
	zero cpn., 1/15/26	United States	722,000		615,144
	Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	714,000		907,851

					3,298,530

	Household Durables 0.1%
	LCI Industries, senior note, 1.125%, 5/15/26	United States	1,033,000		949,843

	Independent Power & Renewable Electricity Producers 0.1%
e	Nextera Energy Partners LP, senior note, 144A,
	2.50%, 6/15/26	United States	331,000		291,115
	zero cpn., 11/15/25	United States	343,000		295,666
	NRG Energy Inc., senior bond, 2.75%, 6/01/48	United States	81,000		99,103

					685,884

	Interactive Media & Services 0.3%
	Snap Inc., senior note,
	0.25%, 5/01/25	United States	672,000		667,632
	0.75%, 8/01/26	United States	703,000		682,789
	0.125%, 3/01/28	United States	1,124,000		823,892

					2,174,313

	Internet & Direct Marketing Retail 1.0%
	Airbnb Inc., senior note, zero cpn., 3/15/26	United States	311,000		275,843
e	Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	500,000	GBP	388,336
e	Delivery Hero SE, senior note, Reg S, 1.00%, 1/23/27	South Korea	1,100,000	EUR	970,258
	Etsy Inc., senior note, 0.125%, 10/01/26	United States	174,000		192,357
	Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	595,000		545,615
	Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	982,000		863,571
c	Fubotv Inc., senior note, 3.25%, 2/15/26	United States	21,000		14,608

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Internet & Direct Marketing Retail (continued)
e	Just Eat Takeaway.com NV, senior note, Reg S,
	1.25%, 4/30/26	United Kingdom	600,000	EUR	$567,604
	B, 0.625%, 2/09/28	United Kingdom	700,000	EUR	562,054
e	Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	1,245,000		342,375
	Q2 Holdings Inc., senior note,
	0.125%, 11/15/25	United States	495,000		441,193
	0.75%, 6/01/26	United States	884,000		784,020
c	The Realreal Inc., senior note, 1.00%, 3/01/28	United States	557,000		233,662
c	Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	249,000		218,180
	Techtarget Inc., senior note, zero cpn., 12/15/26	United States	24,000		19,368
	Wix.Com Ltd., senior note, zero cpn., 8/15/25	Israel	621,000		553,622

					6,972,666

	IT Services 0.4%
	Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	564,000		502,693
e	Repay Holdings Corp., A, senior note, 144A, zero cpn., 2/01/26	United States	629,000		526,033
c	Shift4 Payments Inc., senior note, zero cpn., 12/15/25	United States	817,000		863,487
c	Shopify Inc., senior note, 0.125%, 11/01/25	Canada	1,115,000		1,036,393

					2,928,606

	Leisure Products 0.6%
	NCL Corp. Ltd., senior note,
	6.00%, 5/15/24	United States	291,000		362,441
	5.375%, 8/01/25	United States	1,131,000		1,271,810
	[c] 1.125%, 2/15/27	United States	744,000		610,526
	2.50%, 2/15/27	United States	194,000		165,191
c	Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	1,069,000		814,086
c	Topgolf Callaway Brands Corp., senior note, 2.75%, 5/01/26	United States	581,000		580,128

					3,804,182

	Life Sciences Tools & Services 0.2%
	Repligen Corp., senior note, 0.375%, 7/15/24	United States	758,000		1,058,395

	Machinery 0.4%
	Bloom Energy Corp., senior note,
	2.50%, 8/15/25	United States	243,000		274,226
	[e] 144A, 3.00%, 6/01/28	United States	121,000		126,905
	Chart Industries Inc., senior sub. note, 1.00%, 11/15/24	United States	620,000		1,388,800
e	Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	464,000		287,268
	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	770,000		697,620

					2,774,819

	Media 0.4%
	DISH Network Corp., senior bond, 3.375%, 8/15/26	United States	464,000		212,280
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	1,334,000		340,350
	senior note, 3.75%, 2/15/30	United States	1,842,000		469,710
e	Liberty Media Corp., 144A,
	[c] senior bond, 2.75%, 12/01/49	United States	1,149,000		1,080,060
	senior bond, 2.375%, 9/30/53	United States	558,000		565,812
	senior note, 3.75%, 3/15/28	United States	87,000		100,399

					2,768,611

	Metals & Mining 0.3%
c	ATI Inc., senior note, 3.50%, 6/15/25	United States	434,000		1,245,363
	Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	314,000		208,095
c,e	Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	434,000		570,442
	Lithium Americas Corp., senior note, 1.75%, 1/15/27	Canada	262,000		168,990

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Metals & Mining (continued)
	SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	186,000		$181,908

					2,374,798

	Mortgage Real Estate Investment Trusts (REITs) 0.2%
e	Arbor Realty Trust Inc., senior note, 144A, 7.50%, 8/01/25	United States	872,000		841,480
c	PennyMac Corp., senior note, 5.50%, 3/15/26	United States	585,000		530,887
	Redwood Trust Inc., senior note, 7.75%, 6/15/27	United States	124,000		112,298
	Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	165,000		150,150

					1,634,815

	Oil, Gas & Consumable Fuels 0.1%
	Array Technologies Inc., senior note, 1.00%, 12/01/28	United States	25,000		23,137
	Enphase Energy Inc., senior note, zero cpn., 3/01/26	United States	248,000		218,984
	Green Plains Inc., senior note, 2.25%, 3/15/27	United States	292,000		303,330

					545,451

	Personal Products 0.1%
e	The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	657,000		443,081

	Pharmaceuticals 0.4%
e	Collegium Pharmaceutical Inc., senior note, 144A, 2.875%, 2/15/29	United States	635,000		594,106
	Innoviva Inc., senior note, 2.125%, 3/15/28	United States	866,000		717,481
	Mannkind Corp., senior note, 2.50%, 3/01/26	United States	595,000		587,934
	Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	941,000		854,546

					2,754,067

	Real Estate Management & Development 0.4%
e	Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	1,180,000		855,500
	Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	323,000		236,210
	Redfin Corp., senior note,
	0.50%, 4/01/27	United States	968,000		561,440
	zero cpn., 10/15/25	United States	360,000		301,500
e	Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	184,000	CAD	120,669
	Zillow Group Inc., senior note, 0.75%, 9/01/24	United States	547,000		591,854

					2,667,173

	Road & Rail 0.0%†
	Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	62,000		60,715

	Semiconductors & Semiconductor Equipment 0.4%
e	ams-OSRAM AG, ., senior note, Reg S, 2.125%, 11/03/27	Austria	800,000	EUR	666,162
	Maxeon Solar Technologies Ltd., senior note, 6.50%, 7/15/25	United States	655,000		465,682
	SMART Global Holdings Inc., senior note, 2.00%, 2/01/29	United States	488,000		481,412
	Veeco Instruments Inc., senior note,
	3.50%, 1/15/25	United States	75,000		98,390
	3.75%, 6/01/27	United States	198,000		423,203
	[e] 144A, 2.875%, 6/01/29	United States	35,000		41,808
	Wolfspeed Inc., senior note,
	0.25%, 2/15/28	United States	402,000		250,647
	[e] 144A, 1.875%, 12/01/29	United States	124,000		74,462

					2,501,766

	Software 1.3%
e	CSG Systems International Inc., senior note, 144A, 3.875%, 9/15/28	United States	124,000		119,821
	Datadog Inc., senior note, 0.125%, 6/15/25	United States	1,376,000		1,875,488
	Docusign Inc., senior note, zero cpn., 1/15/24	United States	581,000		578,675
e	Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	1,191,000	CAD	658,831
b	Envestnet Inc., senior note, 0.75%, 8/15/25	United States	532,000		488,644

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Software (continued)
	Everbridge Inc., senior note,
	0.125%, 12/15/24	United States	248,000		$229,400
	[b] zero cpn., 3/15/26	United States	285,000		240,825
c	Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	595,000		635,162
	i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	470,000		437,687
	Pegasystems Inc., senior note, 0.75%, 3/01/25	United States	855,000		794,723
	Ringcentral Inc., senior note, zero cpn., 3/15/26	United States	449,000		377,160
	Splunk Inc., senior note,
	1.125%, 9/15/25	United States	861,000		948,392
	1.125%, 6/15/27	United States	495,000		479,655
	Zscaler Inc., senior note, 0.125%, 7/01/25	United States	700,000		977,550

					8,842,013

	Specialty Retail 0.2%
	The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	335,000		284,951
c,e	Guess? Inc., senior note, 144A, 3.75%, 4/15/28	United States	777,000		827,971
	National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	587,000		580,444

					1,693,366

	Technology Hardware, Storage & Peripherals 0.1%
e	Seagate HDD Cayman, senior note, 144A, 3.50%, 6/01/28	United States	310,000		352,780

	Transportation 0.0%†
e	Air Transport Services Group Inc., senior note, 144A, 3.875%, 8/15/29	United States	62,000		52,297

	Transportation Infrastructure 0.3%
c	Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000		1,953,557

	Total Convertible Bonds (Cost $101,614,475)				92,603,183

	Convertible Bonds in Reorganization 0.0%†
	Chemicals 0.0%†
h	Amyris Inc., senior note, 1.50%, 11/15/26	United States	1,108,000		117,725

	Specialty Retail 0.0%†
e,f,h	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		16,528

	Total Convertible Bonds in Reorganization (Cost $1,764,667)				134,253

	Corporate Bonds and Notes 5.9%
	Banks 0.4%
e	Bank Gospodarstwa Krajowego, secured bond, 144A, 5.375%, 5/22/33	Poland	800,000		782,050
e	BBVA Bancomer SA, junior sub. bond, 144A, 8.45%, 6/29/38	Mexico	740,000		742,585
e	Freedom Mortgage Corp., senior note, 144A,
	7.625%, 5/01/26	United States	298,000		285,025
	12.00%, 10/01/28	United States	276,000		291,888
	12.25%, 10/01/30	United States	84,000		88,695
c,e	Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	290,000		286,471

					2,476,714

	Biotechnology 0.0%†
e	Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	234,000	GBP	269,565

	Capital Markets 0.4%
c,e	Blackstone Private Credit Fund, senior note, 144A, 7.30%, 11/27/28	United States	622,000		621,056
e	Blue Owl Credit Income Corp., senior note, 144A, 7.75%, 1/15/29	United States	402,000		399,796
c,e	eG Global Finance PLC, senior secured note, 144A, 12.00%, 11/30/28	United Kingdom	855,000		890,367

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Capital Markets (continued)
	Golub Capital BDC Inc., senior note, 7.05%, 12/05/28	United States	466,000		$460,716
c,e	Oaktree Strategic Credit Fund, senior note, 144A, 8.40%, 11/14/28	United States	578,000		593,182

					2,965,117

	Communications Equipment 0.1%
e	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	396,000		311,268

	Construction & Engineering 0.0%†
e	Artera Services LLC, senior secured note, 144A, 9.033%, 12/04/25	United States	120,000		109,693

	Diversified Financial Services 0.2%
e	Gaci First Investment Co., senior bond, Reg S, 5.125%, 2/14/53	Saudi Arabia	1,350,000		1,131,542

	Diversified Telecommunication Services 0.1%
e,i	Ligado Networks LLC, senior secured note, 144A, PIK, 15.50%, 11/01/23	United States	1,339,350		271,218
e	VMED O2 UK Financing I PLC, senior secured note, Reg S, 4.00%, 1/31/29	United Kingdom	197,000	GBP	212,627

					483,845

	Electric Utilities 0.5%
c	Edison International,
	junior sub. bond, 8.125%, 6/15/53	United States	1,088,000		1,103,321
	[j] junior sub. note, 5.00% to 12/15/26, FRN thereafter, Perpetual	United States	422,000		387,000
e	EP Infrastructure AS, senior note, Reg S, 1.698%, 7/30/26	Czech Republic	409,000	EUR	393,976
e	Saudi Electricity Sukuk Programme Co., senior bond, Reg S, 5.684%, 4/11/53	Saudi Arabia	670,000		633,097
c,e	Vistra Operations Co. LLC, senior secured bond, 144A, 6.95%, 10/15/33	United States	563,000		575,176

					3,092,570

	Equity Real Estate Investment Trusts (REITs) 0.2%
c,e	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	1,140,000		1,122,416

	Food & Staples Retailing 0.0%†
e	Market Bidco Finco PLC, senior note, Reg S, 5.50%, 11/04/27	United Kingdom	156,000		170,232

	Gas Utilities 0.1%
e	Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	356,000	EUR	317,570

	Health Care Providers & Services 0.0%†
e	Catalent Pharma Solutions Inc., senior note, Reg S, 2.375%, 3/01/28	United States	300,000	EUR	277,731

	Hotels, Restaurants & Leisure 0.2%
c,e	Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	1,363,000		1,483,428

	Household Durables 0.2%
e,f	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	8.00%, 9/30/28	United States	500,000		495,000
	[c] 11.75%, 9/30/29	United States	1,000,000		972,500

					1,467,500

	Insurance 0.0%†
e	Galaxy Bidco Ltd., senior secured note, Reg S, 6.50%, 7/31/26	United Kingdom	251,000	GBP	303,804

	Internet 0.0%†
e	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc., senior secured note, 144A, 4.75%, 4/30/27	United States	313,000		286,666

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Internet & Direct Marketing Retail 0.2%
e	Grubhub Holdings Inc., senior note, 144A, 5.50%, 7/01/27	United States	128,000		$103,018
e	Prosus NV, senior bond, Reg S, 2.778%, 1/19/34	China	785,000	EUR	641,549
c,e	Rakuten Group Inc., senior note, 144A, 10.25%, 11/30/24	Japan	428,000		437,629

					1,182,196

	Media 0.8%
c,e	Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	1,147,000		1,023,619
e	Clear Channel Outdoor Holdings Inc., 144A,
	senior note, 7.75%, 4/15/28	United States	352,000		288,877
	[c] senior note, 7.50%, 6/01/29	United States	302,000		238,249
	[c] senior secured note, 9.00%, 9/15/28	United States	400,000		404,400
c,e	Clear Channel Worldwide Holdings Inc., senior secured note, 144A, 5.125%, 8/15/27	United States	1,313,000		1,216,699
e	CSC Holdings LLC, senior bond, 144A,
	[c] 5.50%, 4/15/27	United States	1,396,000		1,235,535
	4.125%, 12/01/30	United States	109,000		77,673
e	Gannett Holdings LLC, senior secured note, 144A, 6.00%, 11/01/26	United States	168,000		147,687
e	iHeartCommunications Inc., senior secured note, 144A,
	5.25%, 8/15/27	United States	74,000		56,796
	[c] 4.75%, 1/15/28	United States	763,000		583,039

					5,272,574

	Metals & Mining 0.1%
e	We Soda Investments Holding PLC, senior secured note, 144A, 9.50%, 10/06/28	Turkey	620,000		629,548

	Mortgage Real Estate Investment Trusts (REITs) 0.0%†
c	Service Properties Trust, senior note, 7.50%, 9/15/25	United States	296,000		297,495

	Oil, Gas & Consumable Fuels 1.4%
c,e	Civitas Resources Inc., senior note, 144A, 8.625%, 11/01/30	United States	480,000		497,598
	Ecopetrol SA, senior note, 8.625%, 1/19/29	Colombia	2,185,000		2,266,632
	Greensaif Pipelines Bidco SARL, senior bond, 6.51%, 2/23/42	Saudi Arabia	1,087,000		1,089,020
c,e	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	2,210,000		2,162,299
	10.50%, 5/15/27	United States	843,000		853,414
	Petrobras Global Finance BV, senior bond, 6.50%, 7/03/33	Brazil	1,288,000		1,254,352
	Petroleum Geo-Services AS, senior secured note, 13.50%, 3/31/27	Norway	600,000		660,165
c	Talos Production Inc., senior secured note, 12.00%, 1/15/26	United States	248,000		256,867
e	YPF Sociedad Anonima, senior note, Reg S,
	8.75%, 4/04/24	Argentina	542,800		526,679
	8.50%, 3/23/25	Argentina	308,625		298,629

					9,865,655

	Pharmaceuticals 0.2%
c,e	Bausch Health Cos. Inc., senior secured note, 144A, 5.50%, 11/01/25	United States	1,299,000		1,133,098

	Real Estate Management & Development 0.1%
e	Blackstone Property Partners Europe Holdings Sarl, E, senior note, Reg S, 2.00%, 10/20/25	Luxembourg	422,000	GBP	486,734
	Kaisa Group Holdings Ltd.,
	senior note, 11.95%, 10/22/22	China	399,000		18,135
	[e] senior secured note, Reg S, 8.50%, 6/30/22	China	692,000		25,085
	[e] senior secured note, Reg S, 11.25%, 4/16/25	China	1,092,000		39,585
e	SBB Treasury OYJ, E, senior note, Reg S, 1.125%, 11/26/29	Sweden	144,000	EUR	84,213

					653,752

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Specialty Retail 0.4%
c,e,i	Carvana Co., senior secured note, 144A, PIK,
	12.00%, 12/01/28	United States	525,000		$415,026
	13.00%, 6/01/30	United States	659,000		516,086
	14.00%, 6/01/31	United States	670,000		532,218
e	Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	646,000	EUR	685,923
e	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	452,000		369,878
e	Mitchells & Butlers Finance PLC, B2, senior secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	449,068	GBP	529,721

					3,048,852

	Telecommunications 0.2%
	America Movil SAB de CV, senior note, 9.50%, 1/27/31	Mexico	25,980,000[k]	MXN	1,453,442

	Tobacco 0.0%†
c,e	Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	188,000		188,404

	Transportation 0.1%
c	Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	517,000		468,948

	Total Corporate Bonds and Notes (Cost $40,568,993)				40,463,625

	Corporate Bonds and Notes in Reorganization 0.2%
	Banks 0.1%
h	SVB Financial Group,
	senior bond, 1.80%, 2/02/31	United States	28,000		17,278
	[j] junior sub. note, 4.10%, Perpetual	United States	86,000		1,390
	[j] junior sub. note, C, 4.00%, Perpetual	United States	341,000		5,572
	[j] junior sub. note, D, 4.25%, Perpetual	United States	18,000		287
	senior note, 1.80%, 10/28/26	United States	474,000		294,047
	senior note, 2.10%, 5/15/28	United States	274,000		169,825

					488,399

	Media 0.0%†
b,e,h	WESCO Aircraft Holdings Inc., senior secured note, 144A, 8.50%, 11/15/24	United States	644,000		25,760

	Metals & Mining 0.1%
e,h	Samarco Mineracao SA, senior bond,
	144A, 4.125%, 11/01/22	Brazil	925,000		707,636
	Reg S, 5.75%, 10/24/23	Brazil	384,000		317,439

					1,025,075

	Real Estate Management & Development 0.0%†
h	Zhenro Properties Group Ltd., senior note,
	8.00%, 3/06/23	China	981,000		17,167
	[e] Reg S, 6.63%, 1/07/26	China	203,000		3,563

					20,730

	Total Corporate Bonds and Notes in Reorganization (Cost $2,305,937)				1,559,964

l,m	Senior Floating Rate Interests 1.1%
	Communications Equipment 0.1%
n	CommScope Holding Company Inc., Initial Term Loan, 8.713%, (1-Month SOFR + 3.36%), 4/06/26	United States	786,971		692,042
i	Riverbed Technology Inc., Exit Term Loan, PIK, 9.89%, (1-Month SOFR + 4.50%), 7/01/28	United States	56,208		38,977

					731,019

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
l,m	Senior Floating Rate Interests (continued)
	Construction Materials 0.0%†
n	Oldcastle BuildingEnvelope Inc., Term Loan RC, 8.56%, (1-Month SOFR + 3.75%), 4/29/27	United States	23,038		$21,138

	Consumer Discretionary Services 0.2%
	IRB Holding Corp., Term Loan B, 8.448%, (1-Month SOFR + 3.10%), 12/15/27	United States	1,020,033		1,019,834

	Diversified Telecommunication Services 0.0%†
	Ligado Networks LLC, Bank Debt Term Loan, 15.50%, 1/16/24	United States	34,174		33,320

	Food & Staples Retailing 0.3%
n	Upfield Group BV, Term Loan RC, 8.118%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	513,462		545,789
	Wm Morrison Supermarkets Ltd., Facility Term Loan B2, 10.911%, (5-Day SONIA +5.61%), 11/04/27	United Kingdom	1,550,000		1,841,485

					2,387,274

	Leisure Products 0.0%†
	Hercules Achievement Inc., Initial Term Loan, 10.463%, (1-Month SOFR + 5.00%), 12/15/26	United States	104,261		103,072

	Media 0.1%
n	CSC Holdings LLC, Term Loan B,
	7.687%, (1-Month USD LIBOR + 2.25%), 7/17/25	United States	829,979		813,587
	9.823%, (1-Month USD LIBOR + 2.25%), 1/18/28	United States	165,436		159,853

					973,440

	Oil, Gas & Consumable Fuels 0.1%
n	Euro Garage Ltd., Term Loan B-1, 7.868%, (3-Month EURIBOR + 4.00%), 2/07/25	Germany	330,495		341,082

	Pharmaceuticals 0.1%
n	Bausch Health Cos. Inc., Term Loan B, 10.691%, (1-Month SOFR + 5.25%), 2/01/27	United States	765,527		583,079

	Software 0.1%
	Polaris Newco LLC, First Lien Dollar Term Loan, 9.463%, (1-Month USD LIBOR + 4.00%), 6/02/28	United States	1,019,994		994,749

	Specialty Retail 0.1%
	Peloton Interactive Inc., Initial Term Loan, 12.477%, (1-Month SOFR + 6.50%), 5/25/27	United States	648,607		652,391

	Total Senior Floating Rate Interests (Cost $7,771,809)				7,840,398

	Foreign Government and Agency Securities 5.8%
e	Government of Angola, senior bond, Reg S, 8.75%, 4/14/32	Angola	975,000		818,459
	Government of Argentina, senior bond,
	3.625%, 7/09/46	Argentina	3,442,000		1,137,375
	[o] FRN, zero cpn., 12/15/35	Argentina	14,754,000		383,604
	[o] FRN, zero cpn., 12/15/35	Argentina	4,450,000	EUR	234,732
	Government of Chile,
	senior bond, 5.30%, 11/01/37	Chile	860,000,000	CLP	964,107
	senior note, 2.75%, 1/31/27	Chile	2,025,000		1,888,868
	Government of Colombia, senior bond,
	2.25%, 4/18/29	Colombia	6,662,241,764	COP	1,492,442
	B, 7.00%, 6/30/32	Colombia	9,787,500,000	COP	1,946,922
	B, 13.25%, 2/09/33	Colombia	3,034,400,000	COP	857,909
	8.00%, 11/14/35	Colombia	770,000		797,066
	B, 7.25%, 10/26/50	Colombia	5,848,300,000	COP	982,349
	8.75%, 11/14/53	Colombia	910,000		969,549

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
e	Government of Costa Rica, 144A, 7.30%, 11/13/54	Costa Rica	1,020,000		$1,044,311
e	Government of Dominican Republic, senior bond, 144A, 11.25%, 9/15/35	Dominican Republic	54,100,000	DOP	962,081
	Government of Egypt,
	[e] senior bond, Reg S, 6.375%, 4/11/31	Egypt	1,816,000	EUR	1,184,449
	senior bond, 7.625%, 5/29/32	Egypt	777,000		496,362
	[e] senior bond, Reg S, 7.30%, 9/30/33	Egypt	865,000		532,144
	[e] senior bond, Reg S, 7.50%, 2/16/61	Egypt	1,156,000		632,887
	[e] senior note, Reg S, 5.75%, 5/29/24	Egypt	400,000		387,519
e	Government of Germany, senior bond, Reg S,
	zero cpn., 2/15/32	Germany	155,660	EUR	139,842
	1.70%, 8/15/32	Germany	547,200	EUR	563,574
	Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	42,572,000,000	IDR	2,835,553
c	Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		340,285
	Government of Mexico, senior bond, 6.338%, 5/04/53	Mexico	1,350,000		1,291,307
	Government of Pakistan,
	senior bond, 7.875%, 3/31/36	Pakistan	100,000		64,101
	senior note, 8.25%, 4/15/24	Pakistan	742,000		702,066
	[e] senior note, Reg S, 6.00%, 4/08/26	Pakistan	618,000		422,749
e	Government of Paraguay, senior bond, Reg S, 5.00%, 4/15/26	Paraguay	980,000		965,705
e	Government of Peru, senior note, 144A, 7.30%, 8/12/33	Peru	4,873,000	PEN	1,316,720
	Government of Poland, senior bond, 5.50%, 4/04/53	Poland	1,011,000		978,594
	Government of Romania, senior bond, 7.625%, 1/17/53	Romania	2,368,000		2,490,842
	Government of South Africa, senior bond,
	8.50%, 1/31/37	South Africa	30,564,496	ZAR	1,258,979
	7.30%, 4/20/52	South Africa	1,852,000		1,599,119
e	Government of Tunisian Republic, Reg S,
	senior bond, 5.75%, 1/30/25	Tunisia	1,220,000		968,897
	senior note, 5.625%, 2/17/24	Tunisia	658,000	EUR	686,617
	Government of Turkey, senior note 7/19/28	Turkey	3,547,742		125,567
	Government of Uruguay, senior bond, 9.75%, 7/20/33	Uruguay	21,518,600	UYU	556,984
e	Government of Uzbekistan, Reg S,
	senior bond, 3.90%, 10/19/31	Uzbekistan	1,215,000		960,549
	senior note, 7.85%, 10/12/28	Uzbekistan	955,000		972,973
e	Istanbul Metropolitan Municipality, senior note, 144A, 10.50%, 12/06/28	Turkey	720,000		727,056
e	Provincia de Buenos Aires, senior bond, Reg S, 6.375%, 9/01/37	Argentina	6,125,775		2,252,754

	Total Foreign Government and Agency Securities (Cost $37,546,712)				39,933,968

	Foreign Government and Agency Securities in Reorganization 0.9%
e,h	Government of Ghana, senior bond, Reg S, 10.75%, 10/14/30	Ghana	2,718,000		1,695,706
e,h	Government of Ukraine, Reg S,
	senior bond, 7.75%, 9/01/26	Ukraine	998,000		282,369
	senior bond, 7.375%, 9/25/34	Ukraine	3,803,000		916,295
	senior bond, 7.75%, 8/01/41	Ukraine	6,337,000		2,782,279
	senior note, 8.994%, 2/01/26	Ukraine	440,000		134,075
h	Government of Venezuela, senior bond, 9.25%, 9/15/27	Venezuela	935,000		184,850
e,h	Government of Zambia, Reg S,
	senior bond, 5.375%, 9/20/22	Zambia	417,000		227,421
	senior bond, 8.97%, 7/30/27	Zambia	302,000		183,303

	Total Foreign Government and Agency Securities in Reorganization (Cost $5,548,505)				6,406,298

	U.S. Government and Agency Securities 1.6%
	U.S. Treasury Bond,
	4.375%, 8/15/43	United States	1,136,000		1,086,123
	3.625%, 5/15/53	United States	648,000		553,331
	4.125%, 8/15/53	United States	1,813,400		1,696,379

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
5.00%, 9/30/25	United States	218,000	$218,822
4.625%, 9/15/26	United States	429,000	430,525
4.125%, 10/31/27	United States	809,000	801,589
3.875%, 8/15/33	United States	1,403,100	1,349,716
4.50%, 11/15/33	United States	4,944,600	5,006,408

Total U.S. Government and Agency Securities (Cost $10,853,597)			11,142,893

	Number of Contracts	Notional Amount#
Options Purchased 0.2%
Calls – Exchange-Traded 0.1%
Advanced Energy Industries Inc., December Strike Price $85.00, Expires 12/15/23	11	104,555	11,605
American Airlines Group Inc., January Strike Price $16.00, Expires 1/19/24	23	28,589	92
Amyris Inc., January Strike Price $3.00, Expires 1/19/24	16	20	—
Anywhere Real Estate Inc., December Strike Price $7.50, Expires 12/15/23	21	11,298	105
Anywhere Real Estate Inc., December Strike Price $10.00, Expires 12/15/23	47	25,286	—
Anywhere Real Estate Inc., March Strike Price $7.50, Expires 3/15/24	124	66,712	3,720
Arbor Realty Trust Inc., December Strike Price $14.00, Expires 12/15/23	12	14,976	60
Arbor Realty Trust Inc., January Strike Price $14.00, Expires 1/19/24	12	14,976	300
Array Technologies Inc., December Strike Price $17.50, Expires 12/15/23	287	443,989	8,610
Covestro AG, January Strike Price 54.00 EUR, Expires 1/19/24	40	192,880	4,528
Deutsche Telekom AG, March Strike Price 23.00 EUR, Expires 3/15/24	214	470,586	9,318
Deutsche Telekom AG, March Strike Price 24.00 EUR, Expires 3/15/24	309	679,491	6,054
DraftKings Inc., December Strike Price $35.00, Expires 12/04/23	6	22,944	1,788
DraftKings Inc., December Strike Price $36.00, Expires 12/04/23	7	26,768	1,407
DraftKings Inc., January Strike Price $40.00, Expires 1/19/24	6	22,944	912
Dropbox Inc., December Strike Price $25.00, Expires 12/15/23	15	42,270	4,575
Ebix Inc., January Strike Price $10.00, Expires 1/19/24	531	209,214	7,965
Esperion Therapeutics Inc., January Strike Price $2.00, Expires 1/19/24	940	125,020	14,100
Fluor Corp., December Strike Price $40.00, Expires 12/15/23	25	95,075	750
Freeport-McMoRan Inc., February Strike Price $37.00, Expires 2/16/24	10	37,320	2,540
Harmonic Inc., December Strike Price $12.50, Expires 12/15/23	25	27,650	125
Hollysys Automation Technologies Ltd., December Strike Price $22.50, Expires 12/15/23	82	186,960	7,380
iShares Russell 2000 ETF, December Strike Price $184.00, Expires 12/15/23	63	1,131,858	8,505
iShares Russell 2000 ETF, December Strike Price $187.00, Expires 12/15/23	125	2,245,750	8,500
iShares Russell 2000 ETF, December Strike Price $187.50, Expires 12/15/23	125	2,245,750	7,500
JetBlue Airways Corp., January Strike Price $7.00, Expires 1/19/24	23	10,166	322
KalVista Pharmaceuticals Inc., December Strike Price $10.00, Expires 12/15/23	22	18,568	330
Liquidia Corp., April Strike Price $7.50, Expires 4/19/24	584	418,144	127,020

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Manchester United PLC, A, December Strike Price $25.00, Expires 12/15/23	70	136,430	$840
Match Group Inc., January Strike Price $32.50, Expires 1/19/24	12	38,856	1,956
Maxeon Solar Technologies Ltd., December Strike Price $10.00, Expires 12/15/23	49	20,237	196
Nikola Corp., January Strike Price $3.00, Expires 1/19/24	60	5,834	60
Nikola Corp., January Strike Price $3.50, Expires 1/19/24	20	1,945	20
Nikola Corp., January Strike Price $2.00, Expires 1/17/25	82	7,974	1,968
Nikola Corp., January Strike Price $3.00, Expires 1/17/25	20	1,945	300
NIO Inc., December Strike Price $8.00, Expires 12/15/23	25	18,175	550
NIO Inc., December Strike Price $8.50, Expires 12/22/23	25	18,175	375
Plug Power Inc., December Strike Price $5.00, Expires 12/15/23	124	50,096	744
Plug Power Inc., January Strike Price $5.00, Expires 1/19/24	310	125,240	7,130
Plug Power Inc., March Strike Price $5.00, Expires 3/15/24	124	50,096	6,200
Point Biopharma Global Inc., January Strike Price $12.50, Expires 1/19/24	223	303,280	30,105
Porch Group Inc., January Strike Price $2.50, Expires 1/19/24	21	3,192	105
Redfin Corp., January Strike Price $13.00, Expires 1/19/24	47	32,759	141
Sea Ltd., January Strike Price $50.00, Expires 1/19/24	115	416,530	2,070
Silicon Motion Technology Corp., January Strike Price $65.00, Expires 1/19/24	178	1,046,640	6,230
Sirius XM Holdings Inc., January Strike Price $6.00, Expires 1/19/24	37	17,316	500
Sovos Brands Inc., February Strike Price $25.00, Expires 2/16/24	32	70,112	160
Spirit Airlines Inc., January Strike Price $20.00, Expires 1/19/24	353	523,146	76,601
Stride Inc., December Strike Price $60.00, Expires 12/15/23	6	36,348	876
Structure Therapeutics Inc., December Strike Price $60.00, Expires 12/15/23	34	189,346	21,760
Sunnova Energy International Inc., December Strike Price $12.00, Expires 12/15/23	37	42,920	2,812
Teck Resources Ltd., January Strike Price $43.00, Expires 1/19/24	11	41,415	374
Teck Resources Ltd., January Strike Price $45.00, Expires 1/19/24	43	161,895	688
Telephone and Data Systems Inc., February Strike Price $20.00, Expires 2/16/24	18	35,460	4,950
United States Steel Corp., December Strike Price $36.00, Expires 12/15/23	68	244,120	8,228
United States Steel Corp., January Strike Price $36.00, Expires 1/19/24	8	28,720	1,392
Viper Energy Inc., December Strike Price $32.00, Expires 12/15/23	230	708,860	5,980
Vodafone Group PLC, September Strike Price 0.75 GBP, Expires 9/20/24	171	152,190	12,953

			434,375

Calls – Over-the-Counter 0.0%†
ASX Ltd., Counterparty GSCO, December Strike Price 6,970.00 AUD, Expires 12/05/23	130	526,994	10,639
EURO STOXX 50 Index, Counterparty BNPP, December Strike Price 4,300.00 EUR, Expires 12/15/23	121	530,279	13,673
S&P 500 Index, Counterparty GSCO, December Strike Price $4,345.00, Expires 12/05/23	117	534,433	25,713
Taiwan Stock Exchange Weighted Index, Counterparty JPHQ, December Strike Price 17,130.00 TWD, Expires 12/18/23	856	14,923,376	9,934

			59,959

Puts – Exchange-Traded 0.1%
3M Co., January Strike Price $75.00, Expires 1/19/24	56	554,792	392
Anavex Life Sciences Corp., December Strike Price $5.00, Expires 12/15/23	589	424,669	7,657

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Anavex Life Sciences Corp., January Strike Price $5.00, Expires 1/19/24	1,676	1,208,396	$67,040
Aspen Aerogels Inc., February Strike Price $7.50, Expires 2/16/24	741	776,568	25,935
Aspen Aerogels Inc., April Strike Price $7.50, Expires 4/19/24	3	3,144	165
Barclays PLC, January Strike Price $3.00, Expires 1/19/24	82	59,204	410
Barclays PLC, January Strike Price $5.00, Expires 1/19/24	128	92,416	768
BioVie Inc., December Strike Price $2.50, Expires 12/15/23	1,389	250,020	118,065
Bloom Energy Corp., December Strike Price $10.00, Expires 12/15/23	62	89,528	310
Bread Financial Holdings Inc., January Strike Price $20.00, Expires 1/19/24	8	22,480	160
Bread Financial Holdings Inc., January Strike Price $22.50, Expires 1/19/24	28	78,680	910
Capri Holdings Ltd., February Strike Price $45.00, Expires 2/16/24	134	649,096	11,390
Capri Holdings Ltd., June Strike Price $45.00, Expires 6/21/24	150	726,600	39,000
Carnival Corp., January Strike Price $5.00, Expires 1/19/24	319	480,414	7,656
Cinemark Holdings Inc., January Strike Price $5.00, Expires 1/19/24	417	594,225	1,251
Datadog Inc., December Strike Price $95.00, Expires 12/04/23	5	58,285	5
Desktop Metal Inc., January Strike Price $1.00, Expires 1/19/24	248	17,353	8,060
Encore Capital Group Inc., December Strike Price $22.50, Expires 12/15/23	48	215,040	480
Envestnet Inc., February Strike Price $25.00, Expires 2/16/24	19	72,257	570
Fisker Inc., May Strike Price $1.50, Expires 5/17/24	31	4,898	1,829
Fisker Inc., May Strike Price $2.00, Expires 5/17/24	37	5,846	3,515
Fluor Corp., January Strike Price $20.00, Expires 1/19/24	138	524,814	—
The GEO Group Inc., January Strike Price $3.00, Expires 1/19/24	8	8,120	—
The GEO Group Inc., January Strike Price $5.00, Expires 1/19/24	440	446,600	2,200
Grindr Inc., December Strike Price $5.00, Expires 12/15/23	1,852	1,244,544	27,780
Grindr Inc., February Strike Price $5.00, Expires 2/16/24	379	254,688	11,370
Guess? Inc., January Strike Price $10.00, Expires 1/17/25	50	110,100	2,800
Hannon Armstrong Sustainable Infrastructure Capital Inc., March Strike Price $10.00, Expires 3/15/24	136	329,256	2,720
Helix Energy Solutions Group Inc., December Strike Price $9.00, Expires 12/15/23	141	131,412	2,115
Hollysys Automation Technologies Ltd., January Strike Price $17.50, Expires 1/19/24	296	674,880	5,180
Illumina Inc., January Strike Price $100.00, Expires 1/19/24	49	499,555	30,380
ImmunoGen Inc., July Strike Price $25.00, Expires 7/19/24	4	11,740	240
Industrial Select Sector SPDR Fund, December Strike Price $100.00, Expires 12/15/23	157	1,680,685	785
Industrial Select Sector SPDR Fund, December Strike Price $103.00, Expires 12/15/23	192	2,055,360	2,688
Integra LifeSciences Holdings Corp., December Strike Price $25.00, Expires 12/15/23	19	74,461	4,607
Invesco QQQ Trust Series 1, December Strike Price $358.00, Expires 12/15/23	24	933,192	696
Ionis Pharmaceuticals Inc., December Strike Price $50.00, Expires 12/15/23	11	54,417	1,788
iShares Russell 2000 ETF, December Strike Price $172.00, Expires 12/15/23	78	1,401,348	4,758
Liberty Media Corp.-Liberty SiriusXM, June Strike Price $24.00, Expires 6/21/24	320	863,680	55,360
Lincoln National Corp., January Strike Price $20.00, Expires 1/19/24	290	689,620	7,250
Lincoln National Corp., June Strike Price $17.50, Expires 6/21/24	256	608,768	20,480
Lucid Group Inc., May Strike Price $3.50, Expires 5/17/24	25	10,550	1,588
Marriott Vacations Worldwide Corp., April Strike Price $55.00, Expires 4/19/24	3	21,870	652

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Maxeon Solar Technologies Ltd., December Strike Price $5.00, Expires 12/15/23	50	20,650	$4,500
MGM Resorts International, December Strike Price $37.00, Expires 12/15/23	108	425,952	2,916
MicroStrategy Inc., June Strike Price $180.00, Expires 6/21/24	11	548,130	4,867
MicroStrategy Inc., December Strike Price $165.00, Expires 12/19/25	4	199,320	7,890
Natera Inc., January Strike Price $25.00, Expires 1/19/24	33	184,635	8,085
Natera Inc., January Strike Price $30.00, Expires 1/19/24	3	16,785	102
PureCycle Technologies Inc., December Strike Price $4.00, Expires 12/15/23	25	10,100	1,300
Royal Caribbean Cruises Ltd., January Strike Price $30.00, Expires 1/19/24	168	1,805,328	1,764
Russell 2000 Index, December Strike Price $1,600.00, Expires 12/29/23	10	1,809,020	2,000
S&P 500 Index, December Strike Price $4,100.00, Expires 12/29/23	6	2,740,680	1,926
Sarepta Therapeutics Inc., May Strike Price $55.00, Expires 5/17/24	3	24,384	585
Seagen Inc., December Strike Price $160.00, Expires 12/15/23	210	4,477,410	2,100
Seagen Inc., February Strike Price $210.00, Expires 2/16/24	29	618,309	21,750
Seagen Inc., June Strike Price $220.00, Expires 6/21/24	48	1,023,408	54,048
Southwest Airlines Co., January Strike Price $20.00, Expires 1/19/24	37	94,609	333
Southwest Airlines Co., January Strike Price $22.50, Expires 1/19/24	66	168,762	1,980
Southwest Airlines Co., March Strike Price $20.00, Expires 3/15/24	31	79,267	1,085
SPDR S&P 500 ETF Trust, December Strike Price $430.00, Expires 12/15/23	26	1,186,640	936
SPDR S&P 500 ETF Trust, January Strike Price $430.00, Expires 1/19/24	270	12,322,800	48,060
Spirit AeroSystems Holdings Inc., January Strike Price $15.00, Expires 1/17/25	21	57,729	1,785
TKO Group Holdings Inc., January Strike Price $75.00, Expires 1/19/24	26	201,058	5,525
Transocean Ltd., January Strike Price $1.50, Expires 1/19/24	892	567,312	—
Transocean Ltd., January Strike Price $2.50, Expires 1/19/24	174	110,664	1,392
Transocean Ltd., January Strike Price $3.00, Expires 1/17/25	50	322,950	750
Travere Therapeutics Inc., January Strike Price $5.00, Expires 1/19/24	11	6,908	495
Tyler Technologies Inc., December Strike Price $350.00, Expires 12/15/23	3	122,652	1,305
U.S. Treasury 2 Year Note, February Strike Price $101.38, Expires 2/23/24	105	21,468,398	26,250
Uber Technologies Inc., December Strike Price $54.00, Expires 12/08/23	461	2,599,118	26,277
United Rentals Inc., March Strike Price $410.00, Expires 3/15/24	36	1,713,672	40,320
United States Steel Corp., January Strike Price $32.00, Expires 1/19/24	65	233,350	3,575
Veradigm Inc., March Strike Price $10.00, Expires 3/15/24	24	27,552	1,224
Vinfast Auto Ltd., December Strike Price $4.00, Expires 12/04/23	623	526,435	623
Vinfast Auto Ltd., December Strike Price $4.50, Expires 12/04/23	2	1,690	2
Vinfast Auto Ltd., March Strike Price $5.00, Expires 3/15/24	1,042	880,490	131,292
Vodafone Group PLC, January Strike Price 0.75 GBP, Expires 1/19/24	351	312,390	21,048
Vodafone Group PLC, March Strike Price 0.70 GBP, Expires 3/15/24	118	105,020	4,842
Wayfair Inc., January Strike Price $15.00, Expires 1/19/24	112	624,960	1,064
Wayfair Inc., January Strike Price $17.50, Expires 1/19/24	33	184,140	297
Wayfair Inc., May Strike Price $30.00, Expires 5/17/24	25	139,500	3,450

			918,748

Puts – Over-the-Counter 0.0%†
3M Co., Counterparty GSCO, January Strike Price $75.00, Expires 1/19/24	262	2,595,634	1,500
ASX Ltd., Counterparty GSCO, December Strike Price 6,970.00 AUD, Expires 12/05/23	130	526,994	290

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
	Options Purchased (continued)
	Puts – Over-the-Counter (continued)
	DJ EURO STOXX 50 Index, Counterparty BZWS, December Strike Price 4,100.00 EUR, Expires 12/15/23	3	131,474	$94
	EURO STOXX 50 Index, Counterparty BNPP, December Strike Price 4,300.00 EUR, Expires 12/15/23	121	530,279	2,010
	S&P 500 Index, Counterparty GSCO, December Strike Price $4,345.00, Expires 12/05/23	117	534,433	3
	STOXX Europe 600 Index, Counterparty JPHQ, December Strike Price 560.00 EUR, Expires 12/15/23	11	253,886	272
	Taiwan Stock Exchange Weighted Index, Counterparty JPHQ, December Strike Price 17,130.00 TWD, Expires 12/18/23	856	14,923,376	2,075

				6,244

	Currency Options 0.0%†
	USD/JPY, Counterparty GSCO, December Strike Price 131.00 JPY, Expires 12/18/23	4,170,000	4,170,000	37

	Total Options Purchased (Cost $2,395,088)			1,419,363

	Total Investments before Short Term Investments (Cost $369,831,436)			384,086,138

		Country	Shares
	Short Term Investments 31.5%
	Money Market Funds 30.9%
p,q	Dreyfus Government Cash Management, Institutional, 5.24%	United States	137,633,937	137,633,937
p	Fidelity Investments Money Market Government Portfolio, Institutional, 5.25%	United States	74,993,444	74,993,444

	Total Money Market Funds (Cost $212,627,381)			212,627,381

r	Investments from Cash Collateral Received for Loaned Securities (Cost $1,010,000) 0.2%
	Money Market Funds 0.2%
p,s	Institutional Fiduciary Trust Money Market Portfolio, 5.04%	United States	1,010,000	1,010,000

			Principal Amount*
	U.S. Government and Agency Securities (Cost $2,987,906) 0.4%
t	U.S. Treasury Bill, 12/28/23	United States	3,000,000	2,988,118

	Total Investments (Cost $586,456,723) 87.2%			600,711,637
	Options Written (0.1)%			(382,840)
	Securities Sold Short (17.6)%			(121,453,065)
	Other Assets, less Liabilities 30.5%			209,925,212

	Net Assets 100.0%			$688,800,944

		Number of Contracts	Notional Amount#
u	Options Written (0.1)%
	Calls – Exchange-Traded (0.1)%
	Allurion Technologies Inc., February Strike Price $10.00, Expires 2/16/24	329	122,717	(7,403)
	Amprius Technologies Inc., January Strike Price $12.50, Expires 1/19/24	577	237,147	—

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
u	Options Written (continued)
	Calls – Exchange-Traded (continued)
	Amprius Technologies Inc., March Strike Price $12.50, Expires 3/15/24	5	2,055	$—
	Covestro AG, January Strike Price 62.00 EUR, Expires 1/19/24	40	192,880	(174)
	Eve Holding Inc., January Strike Price $12.50, Expires 1/19/24	960	677,760	—
	Freeport-McMoRan Inc., February Strike Price $42.00, Expires 2/16/24	10	37,320	(740)
	Hollysys Automation Technologies Ltd., December Strike Price $25.00, Expires 12/15/23	82	186,960	(1,025)
	Liberty Media Corp.-Liberty SiriusXM, June Strike Price $26.00, Expires 6/21/24	320	863,680	(120,000)
	Lumentum Holdings Inc., March Strike Price $65.00, Expires 3/15/24	69	295,320	(2,243)
	Manchester United PLC, A, December Strike Price $30.00, Expires 12/15/23	113	220,237	(565)
	Pioneer Natural Resources Co., December Strike Price $245.00, Expires 12/15/23	23	532,772	(1,219)
	Pioneer Natural Resources Co., December Strike Price $250.00, Expires 12/15/23	51	1,181,364	(1,377)
	Point Biopharma Global Inc., A, January Strike Price $17.50, Expires 1/19/24	223	303,280	(7,805)
	Sea Ltd., January Strike Price $70.00, Expires 1/19/24	115	416,530	(345)
	Seagen Inc., June Strike Price $230.00, Expires 6/21/24	45	959,445	(675)
	Spirit Airlines Inc., January Strike Price $22.50, Expires 1/19/24	353	523,146	(46,949)
	United States Steel Corp., December Strike Price $38.00, Expires 12/15/23	68	244,120	(3,400)
	United States Steel Corp., January Strike Price $38.00, Expires 1/19/24	8	28,720	(624)
	Vertiv Holdings Co., A, July Strike Price $50.00, Expires 7/19/24	136	593,776	(70,720)

				(265,264)

	Puts – Exchange-Traded (0.0)%†
	Bread Financial Holdings Inc., January Strike Price $25.00, Expires 1/19/24	5	14,050	(325)
	Capri Holdings Ltd., February Strike Price $40.00, Expires 2/16/24	134	649,096	(5,360)
	Deutsche Telekom AG, December Strike Price 18.00 EUR, Expires 12/15/23	309	679,491	(336)
	Deutsche Telekom AG, March Strike Price 18.00 EUR, Expires 3/15/24	309	679,491	(3,027)
	Deutsche Telekom AG, March Strike Price 19.00 EUR, Expires 3/15/24	214	470,586	(2,096)
	DraftKings Inc., January Strike Price $34.00, Expires 1/19/24	6	22,944	(438)
	Endeavor Group Holdings Inc., December Strike Price $24.00, Expires 12/15/23	29	70,499	(1,450)
	Fluor Corp., January Strike Price $35.00, Expires 1/19/24	25	95,075	(1,375)
	Industrial Select Sector SPDR Fund, December Strike Price $61.00, Expires 12/15/23	437	2,742,612	(11,362)
	Ionis Pharmaceuticals Inc., January Strike Price $45.00, Expires 1/19/24	30	148,410	(2,100)
	Manchester United PLC, A, December Strike Price $19.00, Expires 12/04/23	123	239,727	(1,230)
	Manchester United PLC, A, December Strike Price $19.00, Expires 12/08/23	47	91,603	(2,350)
	Manchester United PLC, A, December Strike Price $18.00, Expires 12/15/23	249	485,301	(5,229)
	Pioneer Natural Resources Co., December Strike Price $220.00, Expires 12/15/23	56	1,297,184	(5,320)
	Pioneer Natural Resources Co., December Strike Price $225.00, Expires 12/15/23	47	1,088,708	(10,105)
	Point Biopharma Global Inc., A, January Strike Price $12.50, Expires 1/19/24	223	303,280	(3,345)
	Russell 2000 Index, December Strike Price $1,450.00, Expires 12/29/23	10	1,809,020	(775)

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
u	Options Written (continued)
	Puts – Exchange-Traded (continued)
	S&P 500 Index, December Strike Price $3,700.00, Expires 12/29/23	5	2,283,900	$(525)
	Seagen Inc., February Strike Price $190.00, Expires 2/16/24	57	1,215,297	(17,100)
	Seagen Inc., June Strike Price $160.00, Expires 6/21/24	48	1,023,408	(14,640)
	Sunnova Energy International Inc., January Strike Price $10.00, Expires 1/19/24	25	29,000	(1,625)
	United States Steel Corp., December Strike Price $34.00, Expires 12/15/23	133	477,470	(7,182)
	United States Steel Corp., December Strike Price $34.50, Expires 12/15/23	8	28,720	(520)
	Vodafone Group PLC, January Strike Price 0.70 GBP, Expires 1/19/24	351	312,390	(9,970)
	Vodafone Group PLC, March Strike Price 0.65 GBP, Expires 3/15/24	118	105,020	(2,235)
	Vodafone Group PLC, June Strike Price 0.65 GBP, Expires 6/21/24	171	152,190	(7,556)

				(117,576)

	Total Options Written (Premiums Received $535,068)			(382,840)

		Country	Shares
v	Securities Sold Short (17.6)%
	Common Stocks (7.0)%
	Air Freight & Logistics (0.0)%†
	Air Transport Services Group Inc.	United States	1,052	(16,737)

	Airlines (0.1)%
	Cathay Pacific Airways Ltd.	Hong Kong	555,500	(560,120)

	Automobile Components (0.0)%†
	LCI Industries	United States	2,661	(288,745)

	Automobiles (0.3)%
	Fisker Inc.	United States	41,681	(65,856)
	Ford Motor Co.	United States	41,264	(423,369)
	NIO Inc., ADR	China	3,688	(26,812)
	Rivian Automotive Inc., A	United States	46,035	(771,546)
	Tesla Inc.	United States	959	(230,237)
	Winnebago Industries Inc.	United States	6,426	(415,312)

				(1,933,132)

	Biotechnology (0.3)%
	Apellis Pharmaceuticals Inc.	United States	6,590	(355,003)
	Coherus Biosciences Inc.	United States	33,209	(70,735)
	Dynavax Technologies Corp.	United States	88,147	(1,207,614)
	Insmed Inc.	United States	5,682	(142,164)
	Karyopharm Therapeutics Inc.	United States	6,576	(5,064)
	Mannkind Corp.	United States	61,031	(220,932)
	Mirum Pharmaceuticals Inc.	United States	587	(18,825)
	Pharming Group NV	Netherlands	31,061	(35,868)
	Travere Therapeutics Inc.	United States	12,387	(77,790)

				(2,133,995)

	Building Products (0.0)%†
	Carrier Global Corp.	United States	4,402	(228,728)

	Capital Markets (0.4)%
	Ares Capital Corp.	United States	28,025	(555,455)
	Blue Owl Capital Corp.	United States	73,924	(1,083,726)
	Brookfield Asset Management Ltd., A	Canada	4,807	(168,389)

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
v	Securities Sold Short (continued)
	Common Stocks (continued)
	Capital Markets (continued)
	Greenhill & Co. Inc.	United States	31,108	$(466,309)
	Oaktree Specialty Lending Corp.	United States	17,233	(344,660)
	Wisdomtree Inc.	United States	9,478	(61,702)

				(2,680,241)

	Chemicals (0.3)%
	Albemarle Corp.	United States	4,317	(523,523)
	Danimer Scientific Inc.	United States	30,283	(33,008)
	Livent Corp.	United States	46,568	(640,776)
	Purecycle Technologies Inc.	United States	8,704	(35,164)
	The Sherwin-Williams Co.	United States	2,365	(659,362)

				(1,891,833)

	Communications Equipment (0.1)%
	Harmonic Inc.	United States	41,937	(463,823)

	Construction & Engineering (0.0)%†
	Granite Construction Inc.	United States	1,964	(90,246)

	Construction Materials (0.2)%
	Martin Marietta Materials Inc.	United States	2,754	(1,279,481)

	Consumer Finance (0.2)%
	Encore Capital Group Inc.	United States	14,364	(643,507)
	EZCORP Inc., A	United States	59,036	(484,095)
	SoFi Technologies Inc.	United States	4,545	(33,133)
	Zip Co. Ltd.	Australia	22,641	(6,054)

				(1,166,789)

	Diversified Financial Services (0.0)%†
	Bread Financial Holdings Inc.	United States	10,215	(287,042)

	Electric Utilities (0.1)%
	American Electric Power Co. Inc.	United States	4,454	(354,316)
	PG&E Corp.	United States	2,475	(42,496)

				(396,812)

	Electrical Equipment (0.3)%
	Array Technologies Inc.	United States	727	(11,247)
	Bloom Energy Corp., A	United States	14,489	(209,221)
	Eaton Corp. PLC	United States	1,056	(240,441)
	Nextracker Inc., A	United States	6,078	(247,010)
	Plug Power Inc.	United States	172,191	(695,651)
	Rockwell Automation Inc.	United States	1,571	(432,716)

				(1,836,286)

	Electronic Equipment, Instruments & Components (0.0)%†
	Vishay Intertechnology Inc.	United States	427	(9,492)

	Energy Equipment & Services (0.3)%
	Helix Energy Solutions Group Inc.	United States	133,221	(1,241,620)
	Transocean Ltd.	United States	177,545	(1,129,186)

				(2,370,806)

	Entertainment (0.1)%
	Live Nation Entertainment Inc.	United States	3,680	(309,930)
	The Marcus Corp.	United States	41,117	(571,937)
	Sea Ltd., ADR	Singapore	1,945	(70,448)
	Spotify Technology SA	United States	23	(4,258)

				(956,573)

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
v	Securities Sold Short (continued)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (REITs) (0.0)%†
	Pebblebrook Hotel Trust	United States	15,969	$(203,605)
	Summit Hotel Properties Inc.	United States	8,625	(53,992)

				(257,597)

	Financial Services (0.0)%†
	Block Inc., A	United States	2,248	(142,591)

	Food & Staples Retailing (0.0)%†
	The Chefs’ Warehouse Inc.	United States	8,982	(241,616)

	Food Products (0.0)%†
	Sovos Brands Inc.	United States	6,829	(149,623)

	Health Care Equipment & Supplies (0.1)%
	CONMED Corp.	United States	1,042	(111,775)
	Cutera Inc.	United States	2,791	(4,745)
	Insulet Corp.	United States	500	(94,545)
	Lantheus Holdings Inc.	United States	2,206	(157,994)
	Mesa Laboratories Inc.	United States	165	(14,086)
	Varex Imaging Corp.	United States	21,538	(405,991)

				(789,136)

	Health Care Providers & Services (0.0)%†
	NeoGenomics Inc.	United States	4,700	(85,399)
	PetIQ Inc., A	United States	11,260	(196,149)

				(281,548)

	Health Care Technology (0.1)%
	Evolent Health Inc., A	United States	14,642	(407,047)
	Health Catalyst Inc.	United States	1,176	(8,444)

				(415,491)

	Hotels, Restaurants & Leisure (0.5)%
	Airbnb Inc., A	United States	261	(32,975)
e	Basic-Fit NV, 144A	Netherlands	3,556	(101,504)
	Bluegreen Vacations Holding Corp., A	United States	5,375	(400,545)
	Carnival Corp.	United States	50,236	(756,554)
	The Cheesecake Factory Inc.	United States	713	(22,353)
	Marriott Vacations Worldwide Corp.	United States	944	(68,818)
	Norwegian Cruise Line Holdings Ltd.	United States	58,701	(896,364)
	Penn National Gaming Inc.	United States	21,640	(531,478)

				(2,810,591)

	Interactive Media & Services (0.1)%
	Match Group Inc.	United States	1,760	(56,989)
	Snap Inc., A	United States	38,946	(538,623)

				(595,612)

	Internet & Direct Marketing Retail (0.0)%†
	Etsy Inc.	United States	1,279	(96,961)
	Expedia Group Inc.	United States	585	(79,665)

				(176,626)

	IT Services (0.3)%
	Cloudflare Inc., A	United States	824	(63,572)
	CSG Systems International Inc.	United States	885	(43,533)
	Digitalocean Holdings Inc.	United States	946	(28,021)
	i3 Verticals Inc., A	United States	2,549	(51,311)
	MongoDB Inc., A	United States	3,325	(1,382,335)

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
v	Securities Sold Short (continued)
	Common Stocks (continued)
	IT Services (continued)
	Repay Holdings Corp., A	United States	3,491	$(26,182)
	Shift4 Payments Inc., A	United States	6,086	(400,581)
	Shopify Inc., A	Canada	2,439	(177,608)

				(2,173,143)

	Leisure Products (0.0)%†
	Topgolf Callaway Brands Corp.	United States	17,728	(217,345)

	Life Sciences Tools & Services (0.1)%
	Inotiv Inc.	United States	13,182	(32,560)
	Repligen Corp.	United States	5,800	(912,050)

				(944,610)

	Machinery (0.3)%
	Caterpillar Inc.	United States	1,710	(428,731)
	Chart Industries Inc.	United States	10,327	(1,342,820)
	Desktop Metal Inc., A	United States	202,612	(141,767)
	The Greenbrier Cos. Inc.	United States	7,980	(300,926)

				(2,214,244)

	Marine (0.3)%
	Eagle Bulk Shipping Inc.	United States	39,236	(1,783,276)

	Media (0.0)%†
	Dish Network Corp., A	United States	10,357	(37,907)
	Liberty Media Corp.-Liberty SiriusXM, A	United States	2,207	(59,456)
	Techtarget Inc.	United States	21	(622)

				(97,985)

	Metals & Mining (0.3)%
	ATI Inc.	United States	27,728	(1,218,646)
	Century Aluminum Co.	United States	14,401	(113,192)
	Ivanhoe Mines Ltd., A	Canada	46,231	(412,585)
	Lithium Americas Argentina Corp.	Canada	10,336	(54,884)
	SSR Mining Inc.	Canada	4,915	(57,997)

				(1,857,304)

	Mortgage Real Estate Investment Trusts (REITs) (0.1)%
	Arbor Realty Trust Inc.	United States	9,079	(113,306)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	4,597	(111,293)
	PennyMac Mortgage Investment Trust	United States	5,855	(82,204)
	Redwood Trust Inc.	United States	4,906	(34,882)

				(341,685)

	Multi-Utilities (0.1)%
	WEC Energy Group Inc.	United States	9,390	(785,192)

	Oil, Gas & Consumable Fuels (0.4)%
	Exxon Mobil Corp.	United States	14,444	(1,483,977)
	Green Plains Inc.	United States	6,509	(161,944)
	Kinder Morgan Inc.	United States	16,881	(296,599)
	TC Energy Corp.	Canada	14,071	(527,708)
	The Williams Cos. Inc.	United States	9,394	(345,605)

				(2,815,833)

	Pharmaceuticals (0.1)%
	Collegium Pharmaceutical Inc.	United States	13,073	(335,061)
	Innoviva Inc.	United States	14,037	(194,412)

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
v	Securities Sold Short (continued)
	Common Stocks (continued)
	Pharmaceuticals (continued)
	Pacira Biosciences Inc.	United States	553	$(15,086)

				(544,559)

	Real Estate Management & Development (0.1)%
	Anywhere Real Estate Inc.	United States	1,297	(6,978)
	Redfin Corp.	United States	1,051	(7,325)
	Storagevault Canada Inc.	Canada	9,543	(32,843)
	Zillow Group Inc., C	United States	6,861	(280,889)

				(328,035)

	Retail REITs (0.2)%
	Realty Income Corp.	United States	26,344	(1,421,522)

	Road & Rail (0.0)%†
	Uber Technologies Inc.	United States	308	(17,365)

	Semiconductors & Semiconductor Equipment (0.3)%
	Enphase Energy Inc.	United States	5,769	(582,784)
	Maxeon Solar Technologies Ltd.	United States	32,400	(133,812)
	SMART Global Holdings Inc.	United States	17,603	(293,266)
	SolarEdge Technologies Inc.	United States	2,402	(190,671)
	Veeco Instruments Inc.	United States	16,708	(476,679)
	Wolfspeed Inc.	United States	2,455	(90,492)

				(1,767,704)

	Software (0.6)%
	Bill Holdings Inc.	United States	723	(47,335)
	Blackline Inc.	United States	1,394	(80,643)
	Cerence Inc.	United States	773	(13,365)
	Datadog Inc., A	United States	11,484	(1,338,690)
	Five9 Inc.	United States	3,209	(244,590)
	Guidewire Software Inc.	United States	2,691	(268,939)
	HubSpot Inc.	United States	1,898	(937,479)
	Mitek Systems Inc.	United States	10,055	(113,521)
	Model N Inc.	United States	739	(16,960)
	Q2 Holdings Inc.	United States	3,009	(106,880)
	Splunk Inc.	United States	787	(119,262)
	Zscaler Inc.	United States	3,746	(739,947)

				(4,027,611)

	Specialty Retail (0.2)%
	Guess? Inc.	United States	21,522	(473,914)
	The Home Depot Inc.	United States	1,465	(459,263)
	National Vision Holdings Inc.	United States	5,889	(108,652)

				(1,041,829)

	Technology Hardware Storage & Peripherals (0.0)%†
	Seagate Technology Holdings PLC	United States	2,415	(191,027)

	Water Utilities (0.1)%
	American Water Works Co. Inc.	United States	7,590	(1,000,666)

	Total Common Stocks (Proceeds $55,396,017)			(48,022,247)

	Exchange Traded Funds (5.9)%
	Health Care Select Sector SPDR Fund	United States	53,928	(7,081,286)
	Invesco Solar ETF	United States	11,530	(528,535)
	iShares iBoxx High Yield Corporate Bond ETF	United States	12,349	(934,943)
	iShares PHLX Semiconductor ETF	United States	4,136	(2,124,456)

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
v	Securities Sold Short (continued)
	Exchange Traded Funds (continued)
	iShares Russell 1000 ETF	United States	29,897	$(7,495,477)
	iShares U.S. Healthcare Providers ETF	United States	14,683	(3,742,550)
	iShares U.S. Medical Devices ETF	United States	88,444	(4,433,698)
	iShares U.S. Pharmaceuticals ETF	United States	28,223	(4,951,990)
	SPDR S&P 500 ETF Trust	United States	1,568	(715,635)
	SPDR S&P Biotech ETF	United States	93,802	(7,083,927)
	Utilities Select Sector SPDR Fund	United States	25,097	(1,575,088)

	Total Exchange Traded Funds (Proceeds $40,650,891)			(40,667,585)

			Principal Amount*
	Convertible Bonds and Notes (0.3)%
	Airlines (0.0)%†
	Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	244,000	(239,915)

	Biotechnology (0.0)%†
	Exact Sciences Corp., senior note, 0.375%, 3/01/28	United States	169,000	(145,762)
e	Ionis Pharmaceuticals Inc., senior note, 144A, 1.75%, 6/15/28	United States	91,000	(101,811)

				(247,573)

	Building Products (0.0)%†
	Patrick Industries Inc., senior note, 1.75%, 12/01/28	United States	12,000	(11,940)

	Commercial Services & Supplies (0.0)%†
e	TETRA Tech Inc., senior note, 144A, 2.25%, 8/15/28	United States	62,000	(63,203)

	Construction & Engineering (0.0)%†
e	Fluor Corp., senior note, 144A, 1.125%, 8/15/29	United States	268,000	(284,817)

	Diversified Consumer Services (0.1)%
	Stride Inc., senior note, 1.125%, 9/01/27	United States	243,000	(311,526)

	Electronic Equipment, Instruments & Components (0.0)%†
e	Advanced Energy Industries Inc., senior note, 144A, 2.50%, 9/15/28	United States	243,000	(240,424)

	Health Care Equipment & Supplies (0.0)%†
e	Envista Holdings Corp., senior note, 144A, 1.75%, 8/15/28	United States	293,000	(258,719)

	Health Care Technology (0.0)%†
	Nutanix Inc., senior note, 0.25%, 10/01/27	United States	245,000	(241,693)

	Hotels, Restaurants & Leisure (0.0)%†
	Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	241,000	(195,812)

	Independent Power & Renewable Electricity Producers (0.0)%†
	Sunnova Energy International Inc., senior note, 0.25%, 12/01/26	United States	159,000	(89,517)

	Internet & Direct Marketing Retail (0.0)%†
	Wayfair Inc., senior note,
	1.00%, 8/15/26	United States	131,000	(111,350)
	A, 0.625%, 10/01/25	United States	70,000	(62,566)

				(173,916)

	Media (0.0)%†
	DISH Network Corp., senior note,
	2.375%, 3/15/24	United States	123,000	(118,000)
	zero cpn., 12/15/25	United States	123,000	(64,193)

				(182,193)

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
v	Securities Sold Short (continued)
	Convertible Bonds and Notes (continued)
	Semiconductors & Semiconductor Equipment (0.1)%
e	On Semiconductor Corp., senior note, 144A, 0.50%, 3/01/29	United States	305,000	$(293,867)
	Semtech Corp., senior note, 1.625%, 11/01/27	United States	117,000	(84,299)

				(378,166)

	Software (0.1)%
	Altair Engineering Inc., senior note, 1.75%, 6/15/27	United States	142,000	(164,990)
	Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	243,000	(215,784)
	Dropbox Inc., senior note, zero cpn., 3/01/28	United States	241,000	(233,167)
	LivePerson Inc., senior note, zero cpn., 12/15/26	United States	264,000	(175,243)

				(789,184)

	Total Convertible Bonds and Notes (Proceeds $3,568,761)			(3,708,598)

	Corporate Bonds and Notes (3.2)%
	Auto Manufacturers (0.1)%
e	Nissan Motor Co. Ltd., 144A,
	senior bond, 4.81%, 9/17/30	Japan	222,000	(197,768)
	senior note, 4.345%, 9/17/27	Japan	296,000	(276,460)

				(474,228)

	Automobile Components (0.1)%
e	Adient Global Holdings Ltd., senior note, 144A, 8.25%, 4/15/31	United States	615,000	(625,671)

	Automobiles (0.0)%†
e,o	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, senior secured note, 144A, FRN, 11.493%, (6-Month USD LIBOR + 5.63%), 10/15/26	United States	374,000	(375,214)

	Banks (0.2)%
	First Horizon Bank, junior sub. bond, 5.75%, 5/01/30	United States	443,000	(395,213)
e,j	Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(709,956)
	KeyBank NA, senior note, 4.90%, 8/08/32	United States	545,000	(444,245)

				(1,549,414)

	Building Products (0.1)%
e	Ameritex Holdco Intermediate LLC, senior secured note, 144A, 10.25%, 10/15/28	United States	608,000	(595,080)

	Chemicals (0.1)%
	Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	579,000	(590,346)
e	Valvoline Inc., senior note, 144A, 4.25%, 2/15/30	United States	102,000	(100,854)

				(691,200)

	Commercial Services & Supplies (0.2)%
	United Rentals North America Inc., senior bond, 4.875%, 1/15/28	United States	1,247,000	(1,200,411)

	Communications Equipment (0.2)%
e	Equipmentshare.Com Inc., senior secured note, 144A, 9.00%, 5/15/28	United States	1,242,000	(1,224,923)

	Construction Materials (0.1)%
e	Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	718,000	(708,824)

	Consumer Finance (0.1)%
	Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	517,000	(507,580)
	OneMain Finance Corp., senior note, 7.125%, 3/15/26	United States	54,000	(54,495)

				(562,075)

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
v	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Diversified Financial Services (0.3)%
e	Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	626,000	$(580,102)
	Lincoln National Corp., senior bond,
	3.35%, 3/09/25	United States	239,000	(231,295)
	3.625%, 12/12/26	United States	300,000	(282,968)
	3.80%, 3/01/28	United States	141,000	(131,618)
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	205,000	(158,974)
e	Wash Multifamily Acquisition Inc., senior secured note, 144A, 5.75%, 4/15/26	United States	534,000	(502,335)

				(1,887,292)

	Entertainment (0.1)%
	Warnermedia Holdings Inc.,
	senior bond, 5.05%, 3/15/42	United States	286,000	(236,337)
	senior bond, 5.141%, 3/15/52	United States	257,000	(205,561)
	senior note, 4.279%, 3/15/32	United States	294,000	(259,446)

				(701,344)

	Equity Real Estate Investment Trusts (REITs) (0.0)%†
e	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.375%, 6/15/26	United States	277,000	(251,000)

	Food Products (0.1)%
	B&G Foods Inc., senior note,
	5.25%, 4/01/25	United States	213,000	(209,278)
	5.25%, 9/15/27	United States	409,000	(356,721)

				(565,999)

	Health Care Providers & Services (0.0)%†
e	RP Escrow Issuer LLC, senior secured note, 144A, 5.25%, 12/15/25	United States	11,000	(8,517)

	Health Care Technology (0.1)%
e	Cloud Software Group Holdings Inc., senior secured note, 144A, 9.00%, 9/30/29	United States	617,000	(555,751)

	Hotels, Restaurants & Leisure (0.1)%
e	Carnival Corp., senior note, 144A,
	7.625%, 3/01/26	United States	422,000	(424,661)
	5.75%, 3/01/27	United States	553,000	(526,130)

				(950,791)

	Industrial Conglomerates (0.1)%
	3M Co., senior note, 2.65%, 4/15/25	United States	359,000	(345,559)

	Insurance (0.2)%
	MetLife Inc., senior bond,
	6.50%, 12/15/32	United States	596,000	(649,105)
	6.375%, 6/15/34	United States	591,000	(635,826)

				(1,284,931)

	Media (0.2)%
e	CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	111,000	(76,021)
	Grupo Televisa Sab, senior bond, 6.125%, 1/31/46	Mexico	457,000	(425,708)
	iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	742,926	(520,706)
e	Univision Communications Inc., senior secured note, 144A,
	4.50%, 5/01/29	United States	441,000	(387,277)
	7.375%, 6/30/30	United States	125,000	(122,769)

				(1,532,481)

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
v	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (0.1)%
e	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 6.00%, 12/31/30	United States	632,000		$(571,117)

	Pharmaceuticals (0.1)%
e	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	976,000		(768,823)

	Professional Services (0.0)%†
e	Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	221,000		(185,312)

	Specialty Retail (0.0)%†
e	Upbound Group Inc., senior note, 144A, 6.375%, 2/15/29	United States	91,000		(82,932)

	Telecommunications (0.5)%
	AT&T Inc., senior bond,
	5.40%, 2/15/34	United States	703,000		(695,200)
	4.50%, 5/15/35	United States	1,101,000		(997,109)
	Rogers Communications Inc., senior bond, 4.55%, 3/15/52	Canada	596,000		(473,131)
	Verizon Communications Inc., senior bond,
	4.50%, 8/10/33	United States	382,000		(357,328)
	4.862%, 8/21/46	United States	853,000		(761,977)

					(3,284,745)

	Total Corporate Bonds and Notes (Proceeds $20,834,563)				(20,983,634)

	Foreign Government and Agency Securities (0.4)%
	[e] Government of Italy, senior bond, Reg S,
	0.95%, 6/01/32	Italy	467,000	EUR	(399,223)
	2.50%, 12/01/32	Italy	833,000	EUR	(803,637)
	Government of Turkey, senior bond, 7.375%, 2/05/25	Turkey	1,289,000		(1,305,138)

	Total Foreign Government and Agency Securities (Proceeds $2,507,290)				(2,507,998)

	U.S. Government and Agency Securities (0.7)%
	U.S. Treasury Bond,
	3.625%, 5/15/53	United States	648,000		(553,331)
	4.125%, 8/15/53	United States	594,000		(555,668)
	U.S. Treasury Note,
	5.00%, 10/31/25	United States	128,000		(128,590)
	4.625%, 11/15/26	United States	146,000		(146,639)
	4.375%, 8/31/28	United States	432,000		(433,190)
	4.625%, 9/30/28	United States	117,300		(118,858)
	4.875%, 10/31/28	United States	720,000		(737,775)
	3.875%, 8/15/33	United States	1,403,100		(1,349,716)
	4.50%, 11/15/33	United States	864,000		(874,800)

	Total U.S. Government and Agency Securities (Proceeds $4,854,742)				(4,898,567)

l,m	Senior Floating Rate Interests (Proceeds $640,216) (0.1)%
	Professional Services (0.1)%
	CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 6/02/28	United States	704,457		(664,436)

	Total Securities Sold Short (Proceeds $128,452,480)				$(121,453,065)

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security is on loan at November 30, 2023. See Note 1(f).

cA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2023, the aggregate value of these securities and/or cash pledged amounted to $97,423,871, representing 14.1% of net assets.

dA portion or all of the security is held in connection with written option contracts open at period end.

eSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the net value of these securities was $66,968,495, representing 9.7% of net assets.

fFair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.

gSee Note 9 regarding investments in Russian securities.

hSee Note 7 regarding defaulted securities.

iIncome may be received in additional securities and/or cash.

jPerpetual security with no stated maturity date.

kPrincipal amount is stated in 100 Mexican Peso Units.

lSee Note 1(h) regarding senior floating rate interests.

mThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

nSee Note 10 regarding unfunded loan commitments.

oThe coupon rate shown represents the rate at period end.

pThe rate shown is the annualized seven-day effective yield at period end.

qA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

rSee Note 1(f) regarding securities on loan.

sSee Note 3(f) regarding investments in affiliated investment companies.

tThe security was issued on a discount basis with no stated coupon rate.

uSee Note 1(c) regarding written options.

vSee Note 1(e) regarding securities sold short.

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At November 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	32	$1,732,808	12/18/23	$(75,758)
Aluminum	Short	32	1,732,808	12/18/23	48,725
Aluminum	Long	7	385,218	3/18/24	(1,225)
Aluminum	Short	19	1,045,593	3/18/24	31,552
Brent Crude Oil	Long	19	1,536,340	12/28/23	(11,210)
Canola	Long	29	299,329	1/12/24	1,282
Canola	Long	11	114,365	3/14/24	(175)
Canola	Long	1	10,484	5/14/24	201
Canola	Long	1	10,565	7/12/24	25
Canola	Long	1	10,434	11/14/24	82
Cocoa	Short	1	45,196	12/12/23	(2,486)
Cocoa	Long	13	583,934	3/13/24	36,819
Cocoa	Short	65	2,814,418	3/13/24	(264,176)
Cocoa	Short	13	555,241	5/15/24	(40,753)
Cocoa	Short	2	84,080	7/16/24	(1,850)
Coffee	Long	15	1,038,938	3/18/24	90,008
Coffee	Long	1	67,781	5/20/24	2,644
Copper	Long	19	3,994,512	12/18/23	76,927
Copper	Short	19	3,994,512	12/18/23	(39,461)
Copper	Short	10	2,119,687	3/18/24	(71,108)
Copper	Short	11	1,058,888	3/26/24	(15,400)
Corn	Short	131	3,162,012	3/14/24	37,729
Corn	Short	11	272,250	5/14/24	1,550
Corn	Short	9	226,913	7/12/24	2,550
Corn	Short	2	50,650	9/13/24	350
Corn	Short	6	153,675	12/13/24	375
Cotton	Long	10	400,300	3/06/24	(4,046)
Cotton	Long	1	40,350	5/08/24	(365)
Feeder Cattle	Short	13	1,429,675	1/25/24	146,675
Feeder Cattle	Short	7	779,013	3/28/24	64,013
Feeder Cattle	Short	2	226,675	4/25/24	7,500
Feeder Cattle	Short	1	115,250	5/23/24	3,413
Frozen Concentrate Orange Juice	Long	1	60,150	1/10/24	1,658
Gasoline	Long	10	913,836	12/29/23	(7,108)
Gasoline	Short	4	365,534	12/29/23	13,402
Gasoline	Short	1	91,468	1/31/24	3,910
Gasoline	Short	1	92,072	2/29/24	916
Gold 100 Oz	Short	10	2,057,200	2/27/24	(28,717)
Hard Red Winter Wheat	Long	15	482,250	3/14/24	(28,275)
Hard Red Winter Wheat	Short	23	739,450	3/14/24	509
Hard Red Winter Wheat	Long	2	64,750	5/14/24	25
Hard Red Winter Wheat	Long	2	65,250	7/12/24	(2,837)
Lean Hogs	Short	6	165,060	12/14/23	7,670
Lean Hogs	Short	26	743,340	2/14/24	41,910
Lean Hogs	Short	9	278,460	4/12/24	13,530
Lean Hogs	Short	3	111,000	6/14/24	1,920
Live Cattle	Short	49	3,367,770	2/29/24	160,700
Live Cattle	Short	14	976,780	4/30/24	59,290
Live Cattle	Short	8	544,640	6/28/24	17,070
Low Sulphur Gas Oil	Long	3	240,450	12/12/23	(19,700)
Low Sulphur Gas Oil	Long	31	2,438,150	1/11/24	(52,164)
Low Sulphur Gas Oil	Long	2	156,250	2/12/24	(2,575)
Milling Wheat	Long	10	123,137	3/11/24	(6,095)
Milling Wheat	Long	3	37,676	5/10/24	(1,183)

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Milling Wheat	Long	1	$12,586	9/10/24	$(432)
Milling Wheat	Long	1	12,803	12/10/24	(352)
Natural Gas	Long	8	224,160	12/27/23	(50,930)
Natural Gas	Short	45	1,260,900	12/27/23	169,420
Natural Gas	Long	3	82,890	1/29/24	(21,350)
Natural Gas	Long	2	52,740	2/27/24	(16,730)
Natural Gas	Long	1	25,950	3/26/24	(4,800)
Natural Gas	Long	1	26,580	4/26/24	(1,190)
Nickel	Long	3	296,748	12/18/23	(31,487)
Nickel	Short	3	296,748	12/18/23	82,282
Nickel	Long	2	200,508	3/18/24	(21)
Nickel	Short	2	200,508	3/18/24	22,245
NY Harbor Ultra Low Sulfur Diesel	Long	20	2,313,528	12/29/23	(15,148)
NY Harbor Ultra Low Sulfur Diesel	Long	2	228,161	1/31/24	(5,586)
NY Harbor Ultra Low Sulfur Diesel	Long	1	112,384	2/29/24	(1,079)
Palladium	Short	5	510,200	3/26/24	35,670
Platinum	Long	22	1,029,490	1/29/24	(1,085)
Platinum	Long	1	47,145	4/26/24	70
Rapeseed	Short	1	24,532	1/31/24	(1,099)
Robusta Coffee	Long	14	365,540	1/25/24	38,720
Robusta Coffee	Long	13	330,980	3/22/24	28,770
Robusta Coffee	Long	3	75,090	5/24/24	6,070
Silver	Short	8	1,026,400	3/26/24	(36,697)
Soybean Meal	Long	2	84,800	1/12/24	(2,510)
Soybean Meal	Long	19	786,980	3/14/24	(37,121)
Soybean Meal	Long	1	40,800	5/14/24	(1,260)
Soybean Oil	Short	22	689,832	1/12/24	4,698
Soybean Oil	Short	23	718,290	3/14/24	(12,484)
Soybean Oil	Short	4	124,752	5/14/24	6,792
Soybean Oil	Short	3	93,330	7/12/24	(2,310)
Soybean Oil	Short	1	30,864	8/14/24	(1,020)
Soybeans	Short	12	805,650	1/12/24	(7,675)
Soybeans	Long	8	544,900	3/14/24	(11,435)
Soybeans	Short	8	544,900	3/14/24	(3,937)
Soybeans	Short	3	206,288	5/14/24	(350)
Soybeans	Short	3	207,113	7/12/24	(1,262)
Sugar	Long	38	1,108,262	2/29/24	(27,693)
Sugar	Short	53	1,545,734	2/29/24	40,062
Sugar	Short	7	196,314	4/30/24	(1,254)
Sugar	Short	3	81,446	6/28/24	918
UK Natural Gas	Short	10	419,264	12/28/23	52,410
Wheat	Short	66	1,973,400	3/14/24	(28,180)
Wheat	Short	5	153,188	5/14/24	(5,913)
Wheat	Short	5	156,188	7/12/24	2,988
Wheat	Short	1	31,938	9/13/24	275
White Sugar	Short	15	537,825	2/14/24	14,145
White Sugar	Short	3	104,835	4/15/24	3,735
White Sugar	Short	1	33,945	7/16/24	1,130
WTI Crude Oil	Long	19	1,443,240	12/19/23	(18,833)
WTI Crude Oil	Short	4	303,840	12/19/23	16,190
WTI Crude Oil	Short	1	76,050	1/22/24	490
Zinc	Long	23	1,422,981	12/18/23	(65,524)
Zinc	Short	23	1,422,981	12/18/23	(5,314)
Zinc	Long	10	619,437	3/18/24	(16,917)
Zinc	Short	9	557,493	3/18/24	23,483

					309,848

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts[a]
Australian Dollar Index	Short	61	$4,033,320	12/18/23	$(115,548)
British Pound Index	Short	27	2,130,469	12/18/23	(35,500)
Canadian Dollar Index	Short	142	10,468,950	12/19/23	(14,276)
Euro Index	Long	92	12,531,550	12/18/23	163,608
Japanese Yen Index	Short	21	1,775,419	12/18/23	(3,075)
Mexican Peso Index	Long	198	5,679,630	12/18/23	27,225
New Zealand Dollar Index	Short	5	308,025	12/18/23	(2,140)
Swiss Franc Index	Short	71	10,156,550	12/18/23	(169,988)
U.S. Dollar Index	Long	230	3,418,855	12/18/23	(20,106)

					(169,800)

Equity Contracts
CAC 40 10 Euro Index[a]	Long	26	2,070,219	12/15/23	24,050
CAC 40 10 Euro Index[a]	Short	63	5,016,300	12/15/23	(67,290)
CBOE Volatility Index[a]	Long	61	839,226	12/20/23	(227,724)
CBOE Volatility Index[a]	Long	20	311,362	1/17/24	(60,938)
CBOE Volatility Index[a]	Long	5	82,207	2/14/24	(11,844)
DAX Index[a]	Long	15	6,636,724	12/15/23	205,647
DJ EURO STOXX 50 Index[a]	Long	302	14,434,410	12/15/23	570,321
DJ EURO STOXX 50 Index	Short	26	1,242,698	12/15/23	(41,641)
DJIA Mini E-CBOT Index[a]	Long	4	720,200	12/15/23	26,585
DJIA Mini E-CBOT Index[a]	Short	13	2,340,650	12/15/23	(176,042)
E-Mini Russell 2000[a]	Short	81	7,339,410	12/15/23	(19,401)
E-mini S&P MidCap 400 Index[a]	Short	6	1,540,560	12/15/23	(1,145)
FTSE 100 Index[a]	Long	14	1,318,592	12/15/23	(29,630)
FTSE 100 Index[a]	Short	11	1,036,037	12/15/23	2,909
FTSE China A50 Index[a]	Long	172	2,022,720	12/28/23	(2,074)
FTSE Taiwan Index[a]	Short	22	1,320,220	12/28/23	(5,700)
FTSE/JSE Top 40 Index[a]	Long	9	333,885	12/21/23	6,881
FTSE/MIB Index[a]	Short	13	2,107,435	12/15/23	(91,701)
Hang Seng China Enterprises Index[a]	Long	1	37,510	12/28/23	(1,256)
Hang Seng Index[a]	Long	1	109,124	12/28/23	(2,774)
Hang Seng Index[a]	Short	18	1,964,231	12/28/23	55,897
IBEX 35 Index[a]	Short	32	3,507,828	12/15/23	(160,157)
KOSPI 200 Index[a]	Long	9	591,472	12/14/23	11,998
MSCI Emerging Markets Index[a]	Long	10	493,550	12/15/23	5,760
MSCI Singapore Index[a]	Long	15	303,656	12/28/23	(1,490)
NASDAQ 100 E-Mini Index[a]	Long	11	3,516,810	12/15/23	85,348
NASDAQ 100 E-Mini Index	Short	1	319,710	12/15/23	(6,266)
Nikkei 225 Index[a]	Long	16	3,615,270	12/07/23	77,753
Nikkei 225 Index[a]	Short	21	768,160	12/07/23	(19,362)
S&P 500 E-Mini Index[a]	Long	39	8,924,662	12/15/23	353,183
S&P 500 E-Mini Index	Short	8	1,830,700	12/15/23	(15,040)
S&P/TSX 60 Index[a]	Long	18	3,236,405	12/14/23	35,286
SPI 200 Index[a]	Short	8	937,472	12/21/23	6,585
TOPIX Index[a]	Long	38	6,089,842	12/07/23	55,722

					582,450

Interest Rate Contracts[a]
3 Month EURIBOR	Short	47	12,307,703	3/18/24	(12,985)
3 Month EURIBOR	Short	40	10,507,840	6/17/24	(23,778)
3 Month EURIBOR	Short	34	8,961,271	9/16/24	(26,234)
3 Month EURIBOR	Short	176	46,514,676	12/16/24	(164,149)
3 Month EURIBOR	Short	19	5,031,553	3/17/25	(20,325)
3 Month EURIBOR	Short	18	4,773,102	6/16/25	(20,680)
3 Month EURIBOR	Short	13	3,449,540	9/15/25	(12,672)

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts[a] (continued)
3 Month EURIBOR	Short	10	$2,653,900	12/15/25	$(10,167)
3 Month SOFR	Short	1	237,050	6/18/24	(187)
3 Month SOFR	Short	1	237,825	9/17/24	(262)
3 Month SOFR	Short	1	238,675	12/17/24	(400)
3 Month SOFR	Short	162	38,796,974	3/18/25	(131,480)
3 Month SOFR	Short	1	240,200	6/17/25	(437)
3 Month SOFR	Short	1	240,700	9/16/25	(487)
3 Month SOFR	Short	1	240,975	12/16/25	(537)
3 Month SOFR	Short	1	241,050	3/17/26	(550)
3 Month SONIA	Short	18	5,386,184	6/18/24	(26,987)
3 Month SONIA	Short	19	5,696,510	9/17/24	(19,632)
3 Month SONIA	Short	21	6,313,044	12/17/24	(45,027)
3 Month SONIA	Short	33	9,947,577	3/18/25	(27,887)
10-Year Mini Japanese Government Bond	Short	11	1,088,129	12/12/23	(14,246)
ASX 90 Day Bank Accepted Bill	Long	28	18,299,309	3/07/24	5,491
ASX 90 Day Bank Accepted Bill	Long	23	15,031,209	6/13/24	417
ASX 90 Day Bank Accepted Bill	Long	13	8,497,351	9/12/24	(1,118)
ASX 90 Day Bank Accepted Bill	Long	12	7,845,623	12/12/24	(646)
ASX 90 Day Bank Accepted Bill	Long	5	3,269,807	3/13/25	(586)
Australian 3 Yr. Bond	Long	314	21,897,704	12/15/23	(30,820)
Australian 10 Yr. Bond	Short	130	9,677,182	12/15/23	11,621
Canadian 10 Yr. Bond	Long	43	3,795,040	3/19/24	46,763
Canadian 10 Yr. Bond	Short	24	2,118,162	3/19/24	(25,540)
Euro-BOBL	Long	22	2,813,774	12/07/23	19,146
Euro-BOBL	Short	31	3,964,863	12/07/23	(36,662)
Euro-Bund	Long	121	17,423,726	12/07/23	167,433
Euro-Bund	Short	20	2,879,955	12/07/23	(63,905)
Euro-Buxl	Short	21	2,973,892	12/07/23	(43,325)
Euro-OAT	Long	2	276,719	12/07/23	2,863
Euro-SCHATZ	Long	162	18,583,284	12/07/23	17,068
Euro-SCHATZ	Short	170	19,500,977	12/07/23	(47,509)
Euro-SCHATZ	Long	54	6,217,940	3/07/24	(2,335)
Euro-SCHATZ	Short	57	6,563,381	3/07/24	1,061
Japanese 10 Yr. Bond	Long	3	2,963,577	12/13/23	34,728
Korean 3 Yr. Bond	Long	188	15,150,455	12/19/23	135,396
Korean 10 Yr. Bond	Short	31	2,659,923	12/19/23	(72,359)
Long Gilt	Short	14	1,708,753	3/26/24	(3,228)
Three-Month Canadian Bankers Acceptance	Long	20	3,493,496	3/18/24	11,737
Three-Month Canadian Bankers Acceptance	Long	25	4,380,919	6/17/24	20,969
Three-Month Canadian Bankers Acceptance	Long	25	4,396,579	9/18/24	19,599
Three-Month Canadian Bankers Acceptance	Long	23	4,054,810	12/18/24	16,659
Three-Month Canadian Bankers Acceptance	Long	16	2,827,518	3/19/25	15,948
Three-Month Canadian Bankers Acceptance	Long	3	531,154	6/18/25	18
U.S. Treasury 2 Yr. Note	Long	201	41,096,649	3/28/24	143,335
U.S. Treasury 2 Yr. Note	Short	122	24,944,234	3/28/24	(64,993)
U.S. Treasury 5 Yr. Note	Short	118	12,608,484	3/28/24	(49,727)
U.S. Treasury 10 Yr. Note	Short	155	17,018,515	3/19/24	(78,797)
U.S. Treasury 10 Yr. Ultra	Short	14	1,589,219	3/19/24	(8,594)
U.S. Treasury Long Bond	Short	38	4,424,625	3/19/24	(22,593)
U.S. Treasury Ultra Bond	Long	12	1,476,000	3/19/24	11,852

					(429,742)

Total Futures Contracts					$292,756

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At November 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	220,000	142,921		12/08/23	$2,484	$—
Australian Dollar	MSCO	Sell	832,000	528,260		12/08/23	—	(21,637)
Turkish Lira	JPHQ	Buy	10,076,008	409,981		12/11/23	—	(64,559)
Turkish Lira	JPHQ	Sell	10,076,008	440,963		12/11/23	95,540	—
British Pound	MSCO	Sell	497,000	628,649		12/15/23	1,116	—
Chilean Peso	MSCO	Buy	598,206,466	649,268		12/15/23	35,873	—
Chilean Peso	MSCO	Sell	1,443,176,450	1,626,400		12/15/23	—	(26,508)
Chinese Yuan	MSCO	Buy	6,617,814	930,264		12/15/23	2,700	(3,507)
Chinese Yuan	MSCO	Sell	6,617,813	918,114		12/15/23	—	(11,343)
Australian Dollar	BZWS	Buy	7,548,000	4,842,059		12/20/23	148,747	—
Australian Dollar	BZWS	Sell	12,216,000	7,898,539		12/20/23	1,284	(180,075)
British Pound	BZWS	Buy	2,116,000	2,607,953		12/20/23	63,969	(38)
British Pound	BZWS	Sell	6,479,000	8,032,964		12/20/23	2	(148,107)
British Pound	JPHQ	Sell	570,000	706,349		12/20/23	—	(13,393)
Danish Krone	BZWS	Buy	14,784,000	2,105,308		12/20/23	55,872	—
Danish Krone	BZWS	Sell	14,784,000	2,126,489		12/20/23	—	(34,692)
Euro	BZWS	Buy	524,000	555,064		12/20/23	15,899	(35)
Euro	BZWS	Sell	2,812,000	3,029,964		12/20/23	4,344	(38,211)
Euro	JPHQ	Buy	114,400	124,713		12/20/23	—	(68)
Euro	JPHQ	Sell	1,144,000	1,222,912		12/20/23	—	(23,539)
Norwegian Krone	BZWS	Buy	6,014,000	557,505		12/20/23	3,013	(4,341)
Norwegian Krone	BZWS	Sell	22,032,000	2,056,315		12/20/23	19,112	(330)
Swiss Franc	BNYM	Buy	444,068	497,045		12/20/23	11,286	—
Swiss Franc	BNYM	Sell	929,900	1,046,516		12/20/23	—	(17,955)
Australian Dollar[b]	MSCO	Buy	6,949,000	4,515,320		12/22/23	82,329	(2,591)
Australian Dollar[b]	MSCO	Sell	8,198,000	5,269,495		12/22/23	—	(151,475)
British Pound[b]	MSCO	Buy	8,725,000	10,857,556		12/22/23	161,612	(1,839)
British Pound[b]	MSCO	Sell	9,744,000	11,932,066		12/22/23	—	(371,985)
Canadian Dollar[b]	MSCO	Buy	5,633,000	4,134,721		12/22/23	26,806	(8,657)
Canadian Dollar[b]	MSCO	Sell	15,964,000	11,685,592		12/22/23	10,867	(94,563)
Euro[b]	MSCO	Buy	5,026,000	5,401,547		12/22/23	77,430	(2,344)
Euro[b]	MSCO	Sell	10,502,000	11,247,366		12/22/23	7,434	(203,680)
Japanese Yen[b]	MSCO	Buy	336,986,000	2,273,782		12/22/23	12,700	(5,020)
Japanese Yen[b]	MSCO	Sell	1,402,391,000	9,624,683		12/22/23	138,776	(8,562)
Mexican Peso[b]	MSCO	Buy	68,365,000	3,920,216		12/22/23	2,125	(415)
Mexican Peso[b]	MSCO	Sell	11,543,000	650,365		12/22/23	54	(11,882)
New Zealand Dollar[b]	MSCO	Buy	5,583,000	3,351,002		12/22/23	88,214	(809)
New Zealand Dollar[b]	MSCO	Sell	9,408,000	5,542,037		12/22/23	—	(252,075)
Swiss Franc[b]	MSCO	Buy	3,582,000	4,026,028		12/22/23	75,334	—
Swiss Franc[b]	MSCO	Sell	9,152,000	10,221,363		12/22/23	32	(257,633)
Australian Dollar	BNYM	Sell	180,000	115,770		12/27/23	—	(3,277)
Canadian Dollar	BNYM	Sell	1,109,000	824,391		12/27/23	6,719	—
Euro	BNYM	Buy	959,000	1,017,147		12/27/23	28,090	—
Euro	BNYM	Sell	3,546,000	3,767,873		12/27/23	—	(96,998)
Hong Kong Dollar	BNYM	Sell	9,897,000	1,267,985		12/27/23	942	—
Chilean Peso	JPHQ	Buy	3,366,147,009	3,718,042		1/18/24	127,687	—
Chilean Peso	JPHQ	Sell	1,424,778,303	1,517,243		1/18/24	—	(110,526)
Chinese Yuan	JPHQ	Buy	13,795,273	1,920,000		1/18/24	24,416	—
Chinese Yuan	JPHQ	Sell	13,774,436	1,908,425		1/18/24	—	(33,054)
Colombian Peso	JPHQ	Sell	22,464,992,394	5,167,490		1/18/24	—	(366,289)
Czech Koruna	JPHQ	Sell	167,833	6,808	EUR	1/18/24	195	(273)
Hungarian Forint	JPHQ	Sell	28,756,785	72,722	EUR	1/18/24	2,089	(4,631)
Polish Zloty	JPHQ	Sell	20,566,999	4,620,000	EUR	1/18/24	43,239	(136,126)
Euro	JPHQ	Buy	99,000	105,075		1/18/24	2,934	—
Euro	JPHQ	Sell	1,820,344	1,940,160		1/18/24	—	(45,841)

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Hungarian Forint	JPHQ	Sell	168,940,628	457,165		1/18/24	$—	$(23,876)
Indian Rupee	JPHQ	Buy	149,938,758	1,800,000		1/18/24	—	(4,245)
Indian Rupee	JPHQ	Sell	149,912,931	1,790,000		1/18/24	—	(5,446)
Indonesian Rupiah	JPHQ	Buy	67,904,703,033	4,309,999		1/18/24	66,052	—
Indonesian Rupiah	JPHQ	Sell	68,691,466,272	4,392,053		1/18/24	4,716	(39,415)
Japanese Yen	JPHQ	Buy	614,967,011	4,192,866		1/18/24	—	(10,438)
Japanese Yen	JPHQ	Sell	582,075,547	3,929,346		1/18/24	—	(29,385)
Kazakhstan Tenge	CITI	Buy	281,445,408	574,848		1/18/24	30,809	—
Malaysian Ringgit	BZWS	Buy	6,865,308	1,485,097		1/18/24	—	(6,683)
Malaysian Ringgit	GSCO	Buy	1,918,095	414,903		1/18/24	—	(1,850)
Mexican Peso	JPHQ	Buy	66,190,128	3,617,554		1/18/24	161,666	—
Peruvian Nuevo Sol	JPHQ	Buy	10,229,145	2,690,000		1/18/24	41,339	—
Peruvian Nuevo Sol	JPHQ	Sell	15,652,161	4,147,106		1/18/24	4,988	(37,250)
Euro	JPHQ	Sell	4,948,307	22,546,978	PLN	1/18/24	365,343	(136,456)
Polish Zloty	JPHQ	Sell	2,071,115	474,989		1/18/24	—	(41,941)
Romanian Leu	JPHQ	Buy	1,144,225	242,391		1/18/24	8,088	—
South African Rand	JPHQ	Buy	52,299,000	2,772,305		1/18/24	—	(10,192)
South African Rand	JPHQ	Sell	73,553,621	3,815,438		1/18/24	16,887	(86,101)
South Korean Won	JPHQ	Buy	2,492,359,000	1,910,000		1/18/24	27,677	—
South Korean Won	JPHQ	Sell	88,151,280	65,566		1/18/24	—	(2,967)
Taiwan Dollar	JPHQ	Buy	59,296,744	1,879,999		1/18/24	29,346	—
Thai Baht	JPHQ	Sell	1,563,768	42,528		1/18/24	—	(2,133)
Turkish Lira	JPHQ	Buy	12,599,160	420,000		1/18/24	—	(2,192)
Turkish Lira	JPHQ	Sell	16,546,003	543,384		1/18/24	—	(5,307)
Brazilian Real	JPHQ	Buy	20,477,311	4,078,676		2/02/24	55,144	(4,121)
South Korean Won	MSCO	Buy	1,141,836,253	885,791		2/15/24	3,325	—
British Pound	MSCO	Sell	1,450,000	1,831,677		2/29/24	—	(71)
Danish Krone	MSCO	Sell	300,000	44,291		2/29/24	270	—
Euro	MSCO	Sell	1,000,000	1,099,689		2/29/24	6,814	—
Polish Zloty	MSCO	Buy	3,700,000	926,484		2/29/24	—	(3,556)
Swedish Krona	MSCO	Buy	800,000	76,906		2/29/24	—	(432)
Euro	JPHQ	Sell	116,000	126,965		3/20/24	78	—
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	169,408	—

Total Forward Exchange Contracts							$2,373,215	$(3,212,940)

Net unrealized appreciation (depreciation)								$(839,725)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At November 30, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(c).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Air France-KLM	(5.00)%	Quarterly	12/20/27	27,000	EUR	$(2,250)	$2,291	$(4,541)
Air France-KLM	(5.00)%	Quarterly	12/20/27	38,000	EUR	(3,167)	3,154	(6,321)
Air France-KLM	(5.00)%	Quarterly	12/20/27	70,000	EUR	(5,834)	4,253	(10,087)
Air France-KLM	(5.00)%	Quarterly	12/20/27	80,000	EUR	(16,671)	6,326	(22,997)
Air France-KLM	(5.00)%	Quarterly	12/20/27	132,000	EUR	(11,002)	8,421	(19,423)
Air France-KLM	(5.00)%	Quarterly	6/20/24	200,000	EUR	(5,136)	1,324	(6,460)
Air France-KLM	(5.00)%	Quarterly	6/20/24	100,000	EUR	(2,568)	801	(3,369)
Alstom SA	(1.00)%	Quarterly	12/20/28	73,000	EUR	3,638	4,065	(427)
Alstom SA	(1.00)%	Quarterly	12/20/28	147,000	EUR	7,326	7,933	(607)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	143,000		(1,778)	1,651	(3,429)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	286,000		(3,556)	6,625	(10,181)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	178,000		(2,213)	7,028	(9,241)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(315)	5,386	(5,701)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	288,000		(1,258)	20,448	(21,706)
American Airlines Inc.	(5.00)%	Quarterly	12/20/23	216,000		(169)	190	(359)
American Airlines Inc.	(5.00)%	Quarterly	12/20/23	66,000		(51)	203	(254)
American Airlines Inc.	(5.00)%	Quarterly	12/20/23	155,000		(121)	348	(469)
American Airlines Inc.	(5.00)%	Quarterly	12/20/23	483,000		(377)	378	(755)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	41,000		(510)	1,190	(1,700)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	189,000		(2,350)	6,019	(8,369)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	71,000		(310)	519	(829)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(315)	700	(1,015)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(315)	1,630	(1,945)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	144,000		(629)	3,599	(4,228)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	144,000		(629)	3,767	(4,396)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	155,000		(6,349)	(3,822)	(2,527)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	73,000		(2,611)	(2,611)	—
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	134,000		(5,489)	(1,693)	(3,796)

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	62,000		$(2,539)	$506	$(3,045)
Assicurazioni Generali SpA	(1.00)%	Quarterly	12/20/28	144,000	EUR	3,191	3,768	(577)
BMW AG	(1.00)%	Quarterly	12/20/28	579,000	EUR	(11,392)	(7,858)	(3,534)
BMW AG	(1.00)%	Quarterly	12/20/28	178,000	EUR	(3,502)	(2,416)	(1,086)
BMW AG	(1.00)%	Quarterly	12/20/28	94,000	EUR	(1,849)	(1,386)	(463)
Boparan Finance PLC	(5.00)%	Quarterly	6/20/24	72,000	EUR	1,790	6,778	(4,988)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	66,000		6,205	16,219	(10,014)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	104,000		9,778	25,484	(15,706)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	328,000		30,838	65,492	(34,654)
Carnival Corp.	(1.00)%	Quarterly	12/20/25	44,000		1,705	2,706	(1,001)
Carnival Corp.	(1.00)%	Quarterly	12/20/25	73,000		2,829	3,523	(694)
Carnival Corp.	(1.00)%	Quarterly	12/20/25	72,000		2,790	4,684	(1,894)
Carnival Corp.	(1.00)%	Quarterly	12/20/25	72,000		2,790	4,821	(2,031)
Carnival Corp.	(1.00)%	Quarterly	12/20/25	144,000		5,581	8,313	(2,732)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	73,000		6,863	7,787	(924)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	67,000		6,299	8,892	(2,593)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	67,000		6,299	8,892	(2,593)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	67,000		6,299	9,059	(2,760)
Carnival Corp.	(1.00)%	Quarterly	6/20/27	144,000		13,539	16,928	(3,389)
Ceconomy AG	(1.00)%	Quarterly	12/20/23	26,000	EUR	31	(171)	202
Ceconomy AG	(1.00)%	Quarterly	12/20/23	26,000	EUR	31	(63)	94
Ceconomy AG	(1.00)%	Quarterly	12/20/23	12,000	EUR	14	10	4
Ceconomy AG	(1.00)%	Quarterly	12/20/23	26,000	EUR	31	31	—
Ceconomy AG	(1.00)%	Quarterly	12/20/23	28,000	EUR	33	65	(32)
Ceconomy AG	(1.00)%	Quarterly	6/20/25	86,000	EUR	5,720	11,299	(5,579)
Continental AG	(1.00)%	Quarterly	12/20/28	3,000	EUR	1	63	(62)
Continental AG	(1.00)%	Quarterly	12/20/28	711,000	EUR	280	14,892	(14,612)
Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	326,000	EUR	(6,413)	(4,364)	(2,049)
Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	292,000	EUR	(5,744)	(3,924)	(1,820)
Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	146,000	EUR	(2,872)	(1,973)	(899)
Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	94,000	EUR	(1,849)	(1,386)	(463)
Ford Motor Co.	(5.00)%	Quarterly	12/20/28	728,000		(83,305)	(64,447)	(18,858)
Ford Motor Co.	(5.00)%	Quarterly	12/20/28	131,000		(14,990)	(11,309)	(3,681)
Government of Italy	(1.00)%	Quarterly	6/20/24	132,000		(625)	344	(969)
Government of Italy	(1.00)%	Quarterly	6/20/24	218,000		(1,032)	264	(1,296)
HSBC Holdings PLC	(1.00)%	Quarterly	12/20/28	288,000	EUR	2,077	4,162	(2,085)
Iceland Bondco	(5.00)%	Quarterly	6/20/25	36,000	EUR	(1,471)	3,118	(4,589)
Iceland Bondco	(5.00)%	Quarterly	6/20/25	24,000	EUR	(980)	527	(1,507)
Intesa Sanpaolo SpA	(1.00)%	Quarterly	12/20/28	84,000	EUR	4,185	6,045	(1,860)

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Intesa Sanpaolo SpA	(1.00)%	Quarterly	12/20/28	292,000	EUR	$14,546	$17,772	$(3,226)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	36,000		1,683	2,613	(930)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	93,000		4,348	7,172	(2,824)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	115,000		5,377	9,183	(3,806)
Kohl’s Corp.	(1.00)%	Quarterly	12/20/24	171,000		33	3,328	(3,295)
Lanxess AG	(1.00)%	Quarterly	12/20/28	31,000	EUR	1,619	2,082	(463)
Lanxess AG	(1.00)%	Quarterly	12/20/28	70,000	EUR	3,655	2,672	983
Lanxess AG	(1.00)%	Quarterly	12/20/28	43,000	EUR	2,245	2,897	(652)
Lanxess AG	(1.00)%	Quarterly	12/20/28	72,000	EUR	3,759	4,630	(871)
Lanxess AG	(1.00)%	Quarterly	12/20/28	143,000	EUR	7,466	7,324	142
Lanxess AG	(1.00)%	Quarterly	12/20/28	116,000	EUR	6,056	7,815	(1,759)
Lanxess AG	(1.00)%	Quarterly	12/20/28	217,000	EUR	11,330	8,283	3,047
Lanxess AG	(1.00)%	Quarterly	12/20/28	753,000	EUR	39,315	28,744	10,571
Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	147,000		968	1,612	(644)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	43,000		499	854	(355)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	73,000		848	1,389	(541)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	144,000		1,672	2,324	(652)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	361,000		4,192	7,200	(3,008)
Mark & Spencer Group PLC	(1.00)%	Quarterly	12/20/28	145,000	EUR	894	3,733	(2,839)
Mark & Spencer Group PLC	(1.00)%	Quarterly	12/20/28	434,000	EUR	2,675	11,173	(8,498)
MetLife Inc.	(1.00)%	Quarterly	12/20/28	1,933,000		(8,868)	(6,138)	(2,730)
MetLife Inc.	(1.00)%	Quarterly	12/20/28	25,000		(115)	152	(267)
MetLife Inc.	(1.00)%	Quarterly	12/20/28	144,000		(661)	252	(913)
MetLife Inc.	(1.00)%	Quarterly	12/20/28	72,000		(330)	404	(734)
MetLife Inc.	(1.00)%	Quarterly	12/20/28	101,000		(463)	829	(1,292)
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/25	21,750,000	JPY	(19)	449	(468)
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/25	33,598,000	JPY	(30)	693	(723)
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/28	22,809,000	JPY	7,015	7,636	(621)
Saint-Gobain SA	(1.00)%	Quarterly	12/20/28	853,000	EUR	(18,768)	(10,241)	(8,527)
SES SA	(1.00)%	Quarterly	12/20/28	1,312,000	EUR	5,428	8,126	(2,698)
Societe Generale SA	(1.00)%	Quarterly	12/20/23	700,000	EUR	(270)	288	(558)
Stellantis NV	(5.00)%	Quarterly	12/20/28	433,000	EUR	(79,451)	(68,751)	(10,700)
Stellantis NV	(5.00)%	Quarterly	12/20/28	276,000	EUR	(50,643)	(43,823)	(6,820)
Stellantis NV	(5.00)%	Quarterly	12/20/28	94,000	EUR	(17,248)	(16,059)	(1,189)
Stena AB	(5.00)%	Quarterly	12/20/24	273,000	EUR	(13,986)	(6,233)	(7,753)
Stena AB	(5.00)%	Quarterly	12/20/28	343,000	EUR	(39,144)	(38,589)	(555)
TDC A/S	(1.00)%	Quarterly	6/20/27	212,000	EUR	(3,990)	8,635	(12,625)

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Telecom Italia	(1.00)%	Quarterly		12/20/28	71,000	EUR	$5,234	$6,066	$(832)
Telecom Italia	(1.00)%	Quarterly		12/20/28	72,000	EUR	5,307	6,151	(844)
Telecom Italia	(1.00)%	Quarterly		12/20/28	347,000	EUR	25,579	30,177	(4,598)
Tesco PLC	(1.00)%	Quarterly		12/20/28	342,000	EUR	(5,799)	(2,142)	(3,657)
Tesco PLC	(1.00)%	Quarterly		12/20/28	92,000	EUR	(1,560)	(487)	(1,073)
Tesco PLC	(1.00)%	Quarterly		12/20/28	72,000	EUR	(1,221)	(451)	(770)
ThyssenKrupp AG	(1.00)%	Quarterly		12/20/28	29,000	EUR	983	1,384	(401)
ThyssenKrupp AG	(1.00)%	Quarterly		12/20/28	72,000	EUR	2,439	3,437	(998)
ThyssenKrupp AG	(1.00)%	Quarterly		12/20/28	108,000	EUR	3,659	7,081	(3,422)
ThyssenKrupp AG	(1.00)%	Quarterly		12/20/28	108,000	EUR	3,659	7,083	(3,424)
Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly		12/20/28	72,000	EUR	2,795	3,865	(1,070)
Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly		12/20/28	652,000	EUR	25,307	38,596	(13,289)
United Group BV	(5.00)%	Quarterly		6/20/28	72,000	EUR	640	7,922	(7,282)
Vodafone Group PLC	(1.00)%	Quarterly		12/20/28	146,000	EUR	(2,418)	(2,433)	15
Vodafone Group PLC	(1.00)%	Quarterly		12/20/28	146,000	EUR	(2,418)	(2,358)	(60)
Vodafone Group PLC	(1.00)%	Quarterly		12/20/28	146,000	EUR	(2,418)	(2,276)	(142)
Volkswagen AG	(1.00)%	Quarterly		12/20/28	1,174,000	EUR	7,993	22,193	(14,200)
Contracts to Sell Protection[c,d]
Traded Index
[e]CDX.EM.40	1.00%	Quarterly		12/20/28	1,000,000		(37,870)	(46,725)	8,855	Investment Grade
[e]CDX.NA.HY.41	5.00%	Quarterly		12/20/28	2,970,000		115,308	20,345	94,963	Non- Investment Grade
[e]CDX.NA.IG.41	1.00%	Quarterly		12/20/28	25,000,000		419,818	324,095	95,723	Investment Grade
[e]ITRX.EUR	1.00%	Quarterly		12/20/28	30,000,000	EUR	485,931	335,844	150,087	Investment Grade
[e]ITRX.EUR.XOVER	5.00%	Quarterly		12/20/28	12,000,000	EUR	678,139	427,749	250,390	Sub- Investment Grade

Total Centrally Cleared Swap Contracts							$1,536,351	$1,381,044	$155,307

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	27,000		(291)	31	(322)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	111,000		(1,197)	148	(1,345)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	307,000		(9,443)	(3,620)	(5,823)

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	205,000	$(6,306)	$(2,715)	$(3,591)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	204,000	(6,275)	(2,612)	(3,663)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	205,000	(6,306)	(2,422)	(3,884)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	18,000	(554)	376	(930)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	127,000	(3,907)	4,054	(7,961)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	78,000	(2,399)	5,575	(7,974)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	70,000	(2,153)	5,253	(7,406)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	339,000	(10,428)	14,053	(24,481)
American Airlines Inc.	(5.00)%	Quarterly	MSCO	6/20/25	216,000	(3,104)	1,056	(4,160)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/26	288,000	(4,525)	(3,635)	(890)
Bank of China	(1.00)%	Quarterly	GSCO	12/20/28	940,000	(13,946)	(718)	(13,228)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000	(2,262)	(957)	(1,305)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000	(2,262)	(924)	(1,338)
Bank of China	(1.00)%	Quarterly	JPHQ	12/20/28	362,000	(5,371)	(285)	(5,086)
Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000	(1,131)	(597)	(534)
Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000	(1,131)	(546)	(585)
China Construction	(1.00)%	Quarterly	GSCO	12/20/28	651,000	(9,586)	(497)	(9,089)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	288,000	(4,562)	(3,635)	(927)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000	(3,422)	(1,385)	(2,037)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000	(3,421)	(1,383)	(2,038)
China Construction	(1.00)%	Quarterly	JPHQ	12/20/28	796,000	(11,722)	(278)	(11,444)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/26	696,000	409,231	235,656	173,575
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000	114,655	105,594	9,061
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000	148,758	84,296	64,462
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000	495,075	280,279	214,796
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/27	612,000	370,204	405,255	(35,051)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/27	1,120,000	677,497	557,353	120,144
Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000	148,758	84,217	64,541
Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	713,000	62,473	44,525	17,948
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/26	306,000	77,856	95,064	(17,208)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/24	375,000	32,857	48,829	(15,972)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/25	680,000	140,236	130,512	9,724

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	365,000		$92,867	$137,787	$(44,920)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	625,000		159,019	178,371	(19,352)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/27	680,000		228,986	198,859	30,127
Government of South Africa	(1.00)%	Quarterly	BZWS	12/20/24	1,220,000		(7,440)	11,680	(19,120)
Government of South Africa	(1.00)%	Quarterly	GSCO	6/20/24	1,220,000		(6,580)	5,250	(11,830)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	12/20/28	1,306,000		(19,567)	(998)	(18,569)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,259)	(889)	(1,370)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	12/20/28	145,000		(2,172)	(51)	(2,121)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	144,000		(2,259)	(1,023)	(1,236)
JFE Holdings Inc.	(1.00)%	Quarterly	BZWS	12/20/28	42,882,000	JPY	(7,553)	(6,869)	(684)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/28	187,961,000	JPY	(33,104)	(28,079)	(5,025)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/28	198,470,000	JPY	(33,328)	(33,143)	(185)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/28	181,198,000	JPY	(8,218)	(13,713)	5,495
Lincoln National Corp.	(1.00)%	Quarterly	BZWS	6/20/25	72,000		330	898	(568)
Lincoln National Corp.	(1.00)%	Quarterly	BZWS	6/20/25	72,000		330	898	(568)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	5,000		23	68	(45)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	71,000		325	876	(551)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	135,000		619	1,725	(1,106)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	141,000		646	1,822	(1,176)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	360,000		1,650	4,753	(3,103)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	BZWS	12/20/28	57,834,000	JPY	(6,572)	(5,748)	(824)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/28	137,356,000	JPY	(15,609)	(11,765)	(3,844)
Nippon Paper Industries Co.	(1.00)%	Quarterly	BZWS	12/20/28	76,004,000	JPY	22,351	14,574	7,777
Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	12/20/28	6,723,000	JPY	1,977	1,284	693
Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	(106)	(50)	(56)

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/28	7,700,000	JPY	$2,264	$2,740	$(476)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/23	43,477,000	JPY	(559)	382	(941)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/24	43,477,000	JPY	(303)	4,419	(4,722)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	6,895,000	JPY	1,302	1,971	(669)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	20,947,000	JPY	3,955	6,521	(2,566)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	27,456,000	JPY	19,295	28,640	(9,345)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/23	14,492,000	JPY	(187)	162	(349)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	14,053,000	JPY	2,653	4,147	(1,494)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/28	29,008,000	JPY	7,381	17,667	(10,286)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	6/20/28	62,367,000	JPY	15,869	36,563	(20,694)

Total OTC Swap Contracts							$2,977,922	$2,635,646	$342,276

Total Credit Default Swap Contracts							$4,514,273	$4,016,690	$497,583

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

eA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

At November 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 9.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/22/24	82,400,000	MXN	$(64,332)
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(69,478)
Receive Fixed 7.57% Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	(9,077)
Receive Fixed 4.75% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	1/19/26	185,639,596	CZK	(994)
Receive Fixed 10.42% Pay Floating BRLCDI	Annually	1/04/27	6,000,000	BRL	858
Receive Fixed 11.07% Pay Floating BRLCDI	Annually	1/04/27	9,430,255	BRL	8,289
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	39,750
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	81,948
Receive Fixed 13.47% Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	62,736

58	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 13.51% Pay Floating BRLCDI	Annually	1/04/27	8,748,347	BRL	$126,387
Receive Fixed 8.78% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/19/27	72,800,000	MXN	43,169
Receive Fixed 4.43% Pay Floating rate Overnight SOFR	Annuallly	10/02/28	2,088,000		33,371
Receive Fixed 4.52% Pay Floating rate Overnight SOFR	Annuallly	10/05/28	2,088,000		42,011
Receive Fixed 4.15% Pay Floating rate Overnight SOFR	Annuallly	11/22/28	5,700,000		31,574
Receive Fixed 8.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	37,000,000	MXN	(48,796)
Receive Fixed 8.72% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	(8,898)
Receive Fixed 8.37% Pay Floating Overnight COLIBOR	Quarterly	7/19/33	3,272,380,144	COP	(3,489)
Receive Fixed 7.97% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/06/33	26,200,000	MXN	(88,416)
Receive Fixed 4.55% Floating rate 6-Month-CZEONIA	Annuallly	1/18/34	43,300,000	CZK	(89,578)
Receive Fixed 5.79% Pay Floating rate CLP TNA	Semi- Annually	1/18/34	1,149,000,000	CLP	(75,202)
Receive Fixed 9.61% Pay Floating rate 3-Month-JIBAR	Quarterly	1/18/34	18,000,000	ZAR	22,106

Total Interest Rate Swap Contracts					$33,939

*In U.S. dollars unless otherwise indicated.

At November 30, 2023, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
1+1 AG	1-Month EURIBOR + 0.25%	Monthly	JPHQ	1/30/24	21,641	EUR	$13,376
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	193,185	GBP	79,010
4imprint Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	398,596	GBP	(60,853)
A.P. Moller – Maersk	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,009,123	DKK	(35,506)
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	230,215	EUR	24,559
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	315,627	EUR	51,975
Abcam PLC	1-Day FEDEF + 0.30%	Monthly	BOFA	8/29/24	202,461		19,493
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,618,103	SEK	6,947
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/24	3,503,946	SEK	41,003
Adocia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	11,590	EUR	(254)
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	1,442,718	ZAR	33,052
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/24	3,166,263	ZAR	(7,682)
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/24	101,899	EUR	19,857
Afrimat Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	9/25/24	881,086	ZAR	4,115
Ageas	Euro STR + 0.35%	Monthly	JPHQ	5/01/24	190,673	EUR	8,055
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	19,823	GBP	1,832
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/24	263,659	EUR	(63,493)
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	120,789	GBP	(4,774)

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	5,033,705	NOK	$16,891
Albertsons Cos. Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	222,921		(21,172)
Alfa Financial Software	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	10,896	GBP	(277)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/24	390,834	CHF	72,876
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/24	10,777	EUR	661
Amadeus Fire AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/24	165,279	EUR	(2,311)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,954,325	SEK	65,471
AMG Critical Materials NV	Euro STR + 0.35%	Monthly	JPHQ	6/06/24	268,813	EUR	(110,696)
Amundi	1-Day EONIA + 0.30%	Monthly	MSCS	9/23/24	301,383	EUR	29,791
Amyris Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/01/24	96,689		(7,696)
Anadolu Efes	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/24	173,070		(12,030)
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	211,483	EUR	(23,317)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/24	154,689	GBP	52,678
Applus Servicios Tecnologicos SL	Euro STR + 0.30%	Monthly	BOFA	7/03/24	92,187	EUR	(341)
Arcelormittal SA	Euro STR + 0.25%	Monthly	JPHQ	2/28/24	329,568	EUR	(54,666)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/24	73,217		6,922
Arise AB	1-Day SABOR + 0.70%	Monthly	SEBA	8/05/24	1,178,381	SEK	(30,391)
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	4,989,698	SEK	(68,638)
Aroundtown SA	Euro STR + 0.35%	Monthly	JPHQ	9/12/24	190,161	EUR	41,847
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/24	457,243	CHF	20,176
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	52,120	EUR	(2,605)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	133,681	CHF	16,292
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	174,051	EUR	14,421
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	396,254		36,078
Atea ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/24	1,852,353	NOK	(11,771)
Atos	1-Day EONIA + 0.30%	Monthly	MSCS	3/25/24	317,247	EUR	(91,887)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	310,931	EUR	25,964
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	177,230	EUR	9,868
Attacq Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/15/24	1,158,442	ZAR	717
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/25	2,399,571	SEK	31,393
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/24	104,966	EUR	7,745
Aurelius Equity Opportunities AB	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	5,334	EUR	(198)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/24	2,627,002	NOK	(17,733)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	96,773	CHF	(7,012)
Awilco LNG ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/29/24	448,215	NOK	(3,982)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	167,535	EUR	14,850
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,438,074	NOK	(8,646)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	417,709	GBP	(15,960)
Baltic Classifieds Group	1-Day SONIA + 0.35%	Monthly	MSCS	10/14/24	30,794	GBP	3,756
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	528,445	EUR	49,590
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/30/24	200,553	EUR	51,342
Banco Santander SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/05/24	240,860	EUR	16,660
Bank Handlowy w Warszawie SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/24	24,618		4,611
Bank of Cyprus Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/24	16,287	GBP	1,210
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/24	324,937	GBP	136,062
Barclays PLC	1-Day FEDEF + 0.70%	Monthly	BOFA	5/03/24	1,647,126		26,074
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/24	185,906	GBP	(16,907)
Barloworld Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/24	1,300,743	ZAR	(7,851)
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/24	316,453	CHF	(79,758)
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	764,264	DKK	18,234
Bayerische Motoren Werke AG	Euro STR + 0.35%	Monthly	JPHQ	7/03/24	255,465	EUR	(23,137)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,333,911	SEK	(51,926)
BE Semiconductor Industries NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	179,866	EUR	57,978

60	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Bechtle AG	Euro STR + 0.35%	Monthly	JPHQ	11/06/24	223,865	EUR	$2,958
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	192,748	EUR	(718)
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	153,314	CHF	4,405
Bellway PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/04/24	118,559	GBP	7,621
Benefit	1-Day FEDEF + 1.25%	Monthly	MSCS	9/26/24	54,561		6,777
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	316,559	EUR	(40,887)
Bergenbio ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	11/27/24	56,928	NOK	111
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/24	6,340,886	SEK	16,110
Better Collective A/S	1-Week STIBOR + 0.275%	Monthly	SEBA	9/16/24	1,303,753	SEK	(10,761)
BHG Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,007,218	SEK	(7,226)
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/24	212,052	EUR	14,575
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/24	302,477	EUR	19,754
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,704,763	SEK	25,024
Bloomin’ Brands Inc.	SOFR + 3.50%	Monthly	GSCO	5/01/25	3,041,705		(5,506)
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	62,904	GBP	(4,484)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	276,015	EUR	20,403
Bodycote PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	280,288	GBP	(42,176)
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/24	128,787		(3,150)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/24	461,453	NOK	(9,344)
Boozt AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/24	2,220,225	SEK	52,328
Borregaard	1-Week NIBOR + 0.28%	Monthly	SEBA	7/05/24	825,766	NOK	5,080
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	183,367	EUR	56,516
Bpost	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	66,520	EUR	(4,569)
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/24	1,083,619	SEK	(31,714)
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	309,282	GBP	8,190
British Land Co. PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	272,310	GBP	27,247
Britvic	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/24	123,211	GBP	(2,363)
Brunel International NV	1-Week STIBOR + 0.28%	Monthly	JPHQ	7/17/24	138,389	EUR	(12,103)
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/24	992,073	SEK	(1,423)
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	300,477	CHF	(17,656)
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	136,353	EUR	(1,306)
C&C Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/24/24	16,670	GBP	872
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	117,335	GBP	24,730
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/24	140,447	EUR	5,070
Capstar Financial Holding	1-Day FEDEF + 0.20%	Monthly	BOFA	10/31/24	138,012		(446)
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	152,124	GBP	35,784
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/24	16,339	EUR	(173)
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/24	581,108	EUR	29,351
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/24	2,137,514	DKK	(64,253)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/24	171,623	EUR	(1,680)
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	402,118	EUR	806
Catana Group	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	1,379	EUR	12
Catena Media PLC	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,357,287	SEK	(127,164)
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	164,157	EUR	(10,413)
Cembre	Euro STR + 0.35%	Monthly	JPHQ	11/14/24	35,729	EUR	1,603
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	154,432	EUR	45,335
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	304,679	GBP	89,954
Chart Industries Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	3/27/24	1,950,027		(7,503)
Cinemark Holdings Inc.	SOFR + 3.50%	Monthly	GSCO	5/04/24	1,165,451		(101,620)
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	214,831	CHF	3,456
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/24	233,422	GBP	(3,983)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,595,243	SEK	213,960
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	188,887	EUR	(48,082)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,857,561	SEK	(42,744)

franklintempleton.com	Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/24	245,472	EUR	$8,604
COFACE	1-Day EONIA + 0.30%	Monthly	MSCS	7/15/24	344,020	EUR	(36,693)
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	270,779	EUR	31,205
Compagnie des Alpes	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	182,000	EUR	(1,722)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	137,625	GBP	38,582
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/24	127,769	GBP	5,629
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,807,185	SEK	(63,852)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	2,950,737	SEK	69,847
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/24	14,262	GBP	1,899
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	568	GBP	53
Cranswick PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/29/24	15,785	GBP	2,730
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	161,415	GBP	36,560
CTS Eventim AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	10/03/24	126,807	EUR	15,322
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	734,818	DKK	(20,491)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	320,349	EUR	59,443
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/24	1,044,306	DKK	8,346
Darktrace PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/24	225,585	GBP	(16,974)
Dassault Aviation	1-Day EONIA + 0.30%	Monthly	MSCS	9/16/24	228,932	EUR	(880)
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	172,172	GBP	46,653
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	30,479	EUR	(527)
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/24	1,033,895	SEK	4,214
Demant AS	1-Week CIBOR + 0.28%	Monthly	SEBA	8/26/24	2,355,955	DKK	3,654
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	356,324	EUR	(37,170)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	369,393	EUR	68,556
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/24	251,610	EUR	(25,367)
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/24	4,165,903	NOK	(23,708)
DO & CO AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/24	167,000	EUR	36,178
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	5,501		4
dotdigital Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	72,949	GBP	6,567
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	436,914	GBP	(134,090)
DS Smith PLC	1-Day SONIA + 0.35%	Monthly	MSCS	3/25/24	254,421	GBP	(20,982)
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/15/24	594,842	EUR	(228,308)
Dunelm Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	290,095	GBP	(26,405)
E.ON SE	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	340,594	EUR	24,223
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	61,290	EUR	(5,263)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	393,045	CHF	66,053
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	1,651,271	SEK	(27,938)
Elekta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/05/24	1,480,922	SEK	4,250
Elektrotim	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	5,549		137
Elis SA	1-Day EONIA + 0.30%	Monthly	MSCS	2/26/24	138,955	EUR	7,394
Elisa Corp.	Euro STR + 0.275%	Monthly	SEBA	9/09/24	234,766	EUR	(18,652)
Elkem ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/24	1,417,055	NOK	(43,997)
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/24	73,824	EUR	8,382
Enad Global 7 AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	2,841,985	SEK	(95,904)
Encore Capital Group Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	3/02/24	360,778		(7,543)
Endeavor Group Holdings	1-Day FEDEF + 0.30%	Monthly	BOFA	6/08/24	150,722		(634)
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/25	345,244	EUR	3,922
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	30,813		209
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/24	47,218		(352)
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	2/14/24	186,790		234
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/24	106,565		(429)
Engagesmart	1-Day FEDEF + 0.30%	Monthly	BOFA	11/22/24	141,422		(155)

62	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	307,995	EUR	$30,495
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/24	2,170,147	EUR	88,784
Enovis	OBFR + 0.60%	Monthly	NOMU	10/27/24	967,792		(6,653)
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	254,368	GBP	(79,357)
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	385,717	GBP	(191,678)
Entra ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	11/21/24	823,256	NOK	1,505
Equals Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/20/24	36,806	GBP	2,728
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,360,091	NOK	21,184
Ercros SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	183,523	EUR	(66,678)
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,556,602	SEK	(17,933)
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	61,561	EUR	(12,695)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	11,725		(515)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	396,526	EUR	(7,464)
Euronav	1-Day FEDEF + 0.20%	Monthly	BOFA	10/10/24	111,538		(501)
Eurotelesites AG	Euro STR + 0.35%	Monthly	JPHQ	9/26/24	—	EUR	9,053
EVN AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/24	103,612	EUR	12,228
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	59,766	EUR	2,467
Expedia Group Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	7/12/24	450,703		(499)
Exxon Mobil Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/24/24	444,042		—
Fabege AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/21/24	2,244,890	SEK	(4,177)
Fagron NV	Euro STR	Monthly	JPHQ	8/19/24	220,283	EUR	6,898
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	9/09/24	74,259	EUR	19,399
FirstEnergy Corp.	1-Day FEDEF + 0.20%	Monthly	BOFA	5/04/24	1,451,963		1,613
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	96,188	EUR	(21,788)
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	28,111	EUR	320
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	51,876	GBP	20,075
freenet AG	Euro STR + 0.35%	Monthly	JPHQ	8/08/24	197,957	EUR	39,526
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/24	171,162	EUR	4,596
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/24	242,802	EUR	44,490
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	57,829	GBP	18,889
Gamma Communications PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/05/24	152,703	GBP	(6,392)
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/24	—		—
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	2,225,975	DKK	(54,599)
Geo Corrections	OBFR + 0.60%	Monthly	NOMU	9/21/24	1,715,173		(34,366)
Georg Fischer AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/25/24	125,938	CHF	(9,723)
Gerresheimer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	306,267	EUR	(56,611)
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	433,511	EUR	(63,547)
Glencore PLC	1-Day SONIA + 0.35%	Monthly	MSCS	3/07/24	57,302	GBP	(5,291)
Glencore PLC	1-Day SONIA + 0.40%	Monthly	MSCS	8/19/24	549,769	GBP	(33,374)
Global Fashion Group	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	86,307	EUR	(56,640)
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/24	2,165,224	SEK	19,030
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/24	235,206	GBP	86,466
Greenhill & Co. Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	5/30/24	90,210		(404)
Grieg Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,542,450	NOK	(38,381)
Groupe SEB	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	299,348	EUR	28,892
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/11/24	196,940	EUR	15,633
Guess? Inc.	SOFR + 3.50%	Monthly	GSCO	4/25/24	687,896		11,140
Gulf Keystone Petroleum Ltd.	1-Day SONIA + 0.25%	Monthly	MSCS	7/17/24	33,849	GBP	7,271
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/24	63,766	CHF	(2,333)
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	2,758,086	SEK	3,224
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	3,727,387	DKK	(26,199)
Hammerson PLC	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	213,222	GBP	22,272
HANZA AB	1-Week STIBOR + 0.28%	Monthly	SEBA	6/14/24	2,279,112	SEK	9,460
Hargreaves Lansdown PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/30/24	204,698	GBP	1,237
HAT Holdings I LLC	SOFR + 3.50%	Monthly	GSCO	3/21/24	704,268		16,625

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
HAT Holdings I LLC	SOFR + 3.50%	Monthly	GSCO	8/14/24	593,306		$87,526
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/24	379,964	EUR	78,679
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	333,556	EUR	58,027
Hess Corp.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/24	560,346		(10,798)
Hess Corp.	1-Day FEDEF + 0.15%	Monthly	BOFA	11/30/24	375,819		(27,230)
HEXPOL AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/05/24	2,321,963	SEK	6,476
Hochtief AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/24	131,350	EUR	29,605
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/24	1,764,845	NOK	38,114
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	869,817	SEK	22,846
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	265,055	CHF	27,780
Holly Energy Partners LP	1-Day FEDEF + 1.00%	Monthly	MSCO	9/27/24	114,408		(9,305)
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	307,907	EUR	(63,727)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	354,541	EUR	5,607
Humble Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	438,911	SEK	3,561
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/24	2,969,938	SEK	(5,193)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/24	91,096		7,453
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/24	52,839	GBP	18,494
Iberdrola SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/26/24	96,092	EUR	2,516
Illimity Bank	Euro STR + 0.35%	Monthly	JPHQ	11/13/24	207,993	EUR	(4,117)
Immobiliare Grande Distribuzione SIIQ SpA	1-Day EONIA + 0.30%	Monthly	JPHQ	7/17/24	109,449	EUR	1,659
Immunogen Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	12/01/24	169,930		36
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	394,718	EUR	69,505
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/24	54,793	EUR	1,585
Industria de Diseno Textil Inditex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/24	95,549	EUR	12,073
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	4,401,474	SEK	40,391
Infineon Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	311,652	EUR	18,060
ING Groep NV	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	270,766	EUR	24,546
Integra Corp.	1-Day FEDEF + 0.20%	Monthly	BOFA	2/16/24	723,225		3,831
Intercos Group	Euro STR + 0.35%	Monthly	JPHQ	5/03/24	200,999	EUR	(15,477)
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/24	303,928	GBP	(7,919)
Intershop	1-Day SARON + 0.35%	Monthly	JPHQ	10/21/24	72,567	CHF	265
Intervest Offices & Warehouses	Euro STR + 0.30%	Monthly	BOFA	10/19/24	127,720	EUR	(458)
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	142,610	EUR	13,988
Investec	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	297,225	GBP	45,104
Inwido AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,430,401	SEK	58,951
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/24	44,825	EUR	142
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	122,804	GBP	(19,376)
Ipsen Pharma SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	343,391	EUR	(29,823)
Ironwood Pharmaceuticals Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	6/15/24	301,705		4,949
Italian Sea Group (The)	Euro STR + 0.35%	Monthly	JPHQ	6/17/24	205,267	EUR	6,298
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	395,123	EUR	(20,056)
IWG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	252,768	GBP	(31,917)
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	324,234	GBP	(5,979)
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	31,735	EUR	6,006
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/24	103,402	EUR	3,619
JD Sports Fashion PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	296,021	GBP	40,276
Jenoptik AG	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	182,689	EUR	(7,131)
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/24	378,392	GBP	20,243
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/24	244,662	GBP	61,632
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	204,418	EUR	(35,446)
JSR Corp.	1-Day MUTSCALM + 0.50%	Monthly	MSCO	7/29/24	107,500,842	JPY	1,354

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	416,794	CHF	$(109,704)
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	457,965	GBP	(19,765)
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	3,268,919	ZAR	(55,089)
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	5,534	EUR	(67)
Kemira OYJ	1-Week Euro STR + 0.275%	Monthly	SEBA	7/17/24	306,985	EUR	(13,150)
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	100,842	GBP	(11,541)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	9,590		1,167
Kinepolis	Euro STR + 0.35%	Monthly	JPHQ	2/26/24	21,791	EUR	(768)
Kitron ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	4,575,976	NOK	(41,975)
Kitwave Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/09/24	57,734	GBP	(4,631)
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/24	178,504	EUR	10,687
Klockner & Co. SE	Euro STR + 0.35%	Monthly	JPHQ	6/10/24	127,995	EUR	(39,551)
Knights Group Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	4,980	GBP	123
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	279,442		59,251
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/24	511,985	EUR	34,566
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,823,471	NOK	4,131
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	267,927	EUR	(37,149)
Koninklijke KPN NV	Euro STR + 0.35%	Monthly	JPHQ	10/11/24	157,855	EUR	(4,172)
Koninklijke Philips NV	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	231,877	EUR	(16,625)
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	431,217	EUR	(5,360)
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	202,304	EUR	6,332
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/24	217,262	GBP	23,447
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	81,608	EUR	20,945
Learning Technologies Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/01/24	225,409	GBP	(23,147)
Leonteq AG	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	288,091	CHF	(42,240)
Lindab International AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	4,502,779	SEK	94,102
Liontrust Asset Management PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	164,328	GBP	(48,081)
Livent Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	1,286,912		(6,568)
Logista	1-Day EONIA + 0.35%	Monthly	MSCS	9/16/24	353,664	EUR	12,412
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/24	5,535,765	SEK	(84,038)
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/24	129,649		30,002
Lumentum Holdings	1-Day FEDEF + 0.70%	Monthly	BOFA	2/08/24	652,319		1,406
Lundbergs AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/24	1,632,332	SEK	13,702
M.P. Evans Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	12,677	GBP	(2,063)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	307,105	EUR	43,630
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	241,505	GBP	(13,614)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	315,497	GBP	104,268
Marriott Vacations Worldwide Corp.	OBFR + 0.60%	Monthly	NOMU	9/01/24	800,037		(9)
Matas A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/11/24	913,767	DKK	3,398
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	78,312		12,691
Media and Games Invest SE	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	764,541	SEK	(19,625)
Medios AG	Euro STR + 0.35%	Monthly	JPHQ	11/01/24	54,299	EUR	4,966
Meier Tobler Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	129,911	CHF	(18,210)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	89,849	EUR	8,254
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	201,522	EUR	(33,523)
Metropole TV	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	10,886	EUR	167
MFE	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	367,849	EUR	15,700
Microstrategy	SOFR + 0.35%	Monthly	GSCO	9/12/24	1,080,508		95,416
Migros Ticaret	1-Day FEDEF + 0.30%	Monthly	MSCS	9/09/24	2,304		1,192
Mirbud	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	12,513		(1,153)
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	178,898	GBP	6,772
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	326,937	GBP	47,055

franklintempleton.com	Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	4,581,988	SEK	$52,322
Momentum Metropolitan Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	6/12/24	9,000,063	ZAR	35,660
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/24	304,937	GBP	31,058
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/24	305,932	EUR	24,277
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	308,170	GBP	38,880
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,115,312	NOK	(47,438)
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/24	3,133,248	ZAR	(20,308)
Musti Group PLC	Euro STR + 0.275%	Monthly	SEBA	11/29/24	5,330	EUR	1,830
Mycronic AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/08/24	993,084	SEK	4,308
Natera Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	119,947		31,644
National Western Life Insurance	1-Day FEDEF + 0.30%	Monthly	BOFA	10/26/24	254,204		(960)
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,900,715	SEK	77,403
NCL Corp. Ltd.	1-Day FEDEF + 0.70%	Monthly	BOFA	7/11/24	321,172		(2,156)
Neinor Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	142,209	EUR	(4,377)
NEPI Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCS	11/18/24	9,019,137	ZAR	38,705
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/24	7,142,593	ZAR	(10,849)
Network International Holdings PLC	1-Day SONIA + 0.65%	Monthly	MSCS	4/24/24	395,613	GBP	20,935
NEUCA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	192		17
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	334,057	EUR	(31,841)
Next Fifteen Communications Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	119,285	GBP	18,379
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/24	695,690	DKK	(17,533)
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	2,402,144	DKK	55,387
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	477,973	EUR	798
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	114,066	EUR	(27,509)
Noram Drilling AS	1-Week NIBOR + 0.275%	Monthly	SEBA	9/20/24	712,979	NOK	(9,784)
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,257,668	SEK	5,211
Nordic Paper Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	1,040,401	SEK	30,694
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/24	1,739,348	NOK	(13,606)
Northern Oil And Gas Inc.	SOFR + 0.35%	Monthly	GSCO	3/16/24	721,424		(13,136)
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	3,350,712	NOK	5,665
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/24	430,296	CHF	(24,682)
Novo Nordisk A/S-B	1-Week CIBOR + 0.275%	Monthly	SEBA	7/17/24	2,866,719	DKK	96,273
NuVasive Inc.	SOFR + 3.50%	Monthly	GSCO	5/02/24	1,260,396		39,233
NWS Holdings Ltd.	1-Day HONIX + 0.55%	Monthly	MSCO	7/29/24	3,469,112	HKD	(91,286)
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/24	1,333,357	NOK	(2,801)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	3,938,422	NOK	49,265
Olvi PLC	Euro STR + 0.275%	Monthly	SEBA	11/29/24	1,395	EUR	6
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/24	1,824,067	ZAR	276
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	245,154	GBP	(52,153)
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	73,887	EUR	1,586
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	267,721		41,155
Orchard Therapeutics ADR	1-Day FEDEF + 0.20%	Monthly	BOFA	10/11/24	150,753		(671)
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	51,229	EUR	(15,299)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	167,895	CHF	(4,138)
Orkla ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/24	2,730,398	NOK	(5,821)
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/24	159,811	GBP	20,952
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	426,747	CHF	(308,757)
Outokumpu OYJ	Euro STR + 0.28%	Monthly	SEBA	7/25/24	290,026	EUR	(40,869)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/24	626,701	EUR	(100,754)
Pacwest Bancorp	1-Day FEDEF + 0.15%	Monthly	BOFA	10/26/24	199,810		(851)
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	193,215	GBP	6,046
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/24	874,789	DKK	33,259
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/24	1,672,877	SEK	(1,507)

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/24	1,558,427	NOK	$(814)
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/01/24	409,070	GBP	(42,890)
Parsons Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/09/24	1,029,630		(2,701)
Patrick Industries Inc.	SOFR + 3.50%	Monthly	GSCO	4/03/24	917,337		42,005
Paypoint	1-Day SONIA + 0.35%	Monthly	MSCS	9/23/24	128,671	GBP	(17,665)
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	637,668	DKK	3,867
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	19,231	EUR	(495)
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	345,069	NOK	1,473
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/24	311,806		76,390
Piaggio & C. SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	218,013	EUR	(62,775)
Pioneer National Resource	1-Day FEDEF + 0.30%	Monthly	BOFA	10/12/24	430,850		4,076
Pioneer Natural Resources Co.	1-Day FEDEF + 0.40%	Monthly	MSCO	10/14/24	768,975		(23,385)
PKN Orlen	1-Day FEDEF + 0.30%	Monthly	MSCS	11/20/24	100,952		7,404
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	570,743	GBP	(200,465)
Plus500 Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/24	242,850	GBP	(6,958)
Point Biopharma Global Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	10/27/24	42,160		(172)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	145,623	EUR	(5,454)
Post Holdings Inc.	SOFR + 0.35%	Monthly	GSCO	3/02/24	663,803		26,772
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	259,417	EUR	(4,439)
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/24	698,889	ZAR	11,861
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	91,528	GBP	2,840
Prevas AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/03/24	618,602	SEK	14,593
Progress Software Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	884,678		8,239
Prosegur	1-Day EONIA + 0.35%	Monthly	MSCS	9/26/24	38,743	EUR	7,473
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/24	109,522	EUR	(5,864)
Publicis Groupe SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	236,089	EUR	16,062
Puuilo PLC	1-Week Euro STR + 0.275%	Monthly	SEBA	4/22/24	140,500	EUR	32,393
PZU SA	1-Day FEDEF + 1.25%	Monthly	MSCS	3/04/24	131,431		3,578
QIAGEN NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	204,221	EUR	(19,915)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/24	78,853	EUR	9,726
Quilter PLC	1-Day SABOR + 0.70%	Monthly	MSCS	7/25/24	4,281,473	ZAR	39,912
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	208,469	EUR	(9,387)
Raiffeisen Bank International AG	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	54,472	EUR	(5)
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	5,460		(41)
Renew Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	149,401	GBP	32,339
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/24	211,017	EUR	8,133
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	217,469	EUR	2,409
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/24	2,967,460	ZAR	3,559
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/15/24	315,946	EUR	28,220
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/24	234,096	CHF	(42,621)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	547,397	CHF	(143,857)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	3,293,494	DKK	52,559
Royal Caribbean Cruise	SOFR + 0.65%	Monthly	GSCO	3/08/24	3,207,406		(40,705)
Royal Vopak NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	205,393	EUR	(11,574)
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	322,806	EUR	7,309
SA Corporate Real Estate Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/24	1,948,276	ZAR	1,640
Saab AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,559,883	SEK	(14,691)
Saint-Gobain SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	272,132	EUR	46,457
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	312,978	EUR	4,553
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	10,791,615	ZAR	(68,121)
Sarepta Therapeutics Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	4/20/24	542,313		(19,962)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/24	4,713,314	ZAR	(34,011)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,115,951	SEK	20,584
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/24	51,195	EUR	3,000

franklintempleton.com	Semiannual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/24	369,985	CHF	$3,127
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	411,243	EUR	5,037
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/24	228,459	EUR	27,641
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/24	329,223	GBP	29,228
Serica Energy PLC	SONIA + 0.35%	Monthly	MSCS	6/03/24	175,149	GBP	(9,459)
Severfield PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/27/24	27,887	GBP	(1,598)
SHELL PLC	1-Day SONIA + 0.40%	Monthly	MSCS	5/03/24	1,180,282	GBP	(30,429)
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	449,585	CHF	49,943
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/01/24	2,038,030	EUR	(57,235)
Siemens Energy AG	Euro STR + 0.35%	Monthly	JPHQ	12/06/24	105,353	EUR	8,041
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	339,657	EUR	(15,349)
SII	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	155,054	EUR	9,893
SIPEF	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	43,670	EUR	(4,601)
Sirius Real Estate Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/22/24	320,655	GBP	19,311
Sirius XM Holdings	1-Day FEDEF + 0.30%	Monthly	BOFA	11/08/24	24,804		(86)
Skan	1-Day SARON + 0.35%	Monthly	JPHQ	9/26/24	177,025	CHF	21,066
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/24	4,345,234	SEK	10,797
SMA Solar Technology AG	Euro STR + 0.35%	Monthly	JPHQ	9/12/24	302,675	EUR	(45,825)
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	236,235	EUR	(87,782)
Smurfit Kappa Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	268,166	GBP	29,977
Smurfit Kappa Group PLC	1-Day EONIA + 0.65%	Monthly	MSCO	9/20/24	80,496	EUR	2,597
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	286,472	EUR	5,184
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/24	54,944	EUR	(1,839)
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	5,483	EUR	(146)
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/24	797,166	DKK	(23,033)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/24	189,423	EUR	4,436
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	321,441	EUR	12,999
Southwest Airlines Co.	SOFR + 0.35%	Monthly	GSCO	3/16/24	161,372		(619)
Spar Nord Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	4/22/24	1,975,536	DKK	(17,564)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	123,426	GBP	(30,602)
Spirit Aerosystems	OBFR + 0.60%	Monthly	NOMU	11/14/24	440,685		(1,185)
Splunk	1-Day FEDEF + 0.30%	Monthly	BOFA	9/22/24	348,589		25,866
Splunk	OBFR + 0.60%	Monthly	NOMU	9/22/24	207,211		(2,873)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,391,002	SEK	24,420
Stabilus SE	Euro STR + 0.35%	Monthly	JPHQ	3/20/24	187,377	EUR	(2,338)
Stadler Rail AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/24	207,770	CHF	4,905
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	154,262	GBP	2,274
Starwood Property Trust	OBFR + 0.60%	Monthly	NOMU	11/06/24	901,600		(28,485)
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	40,446	EUR	3,125
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	461,409	EUR	121,548
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/24	289,005	GBP	25,464
STMicroelectronic NV	Euro STR	Monthly	JPHQ	2/28/24	166,281	EUR	15,108
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,635,206	NOK	6,984
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	298,456	EUR	(7,422)
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	441,342	CHF	13,638
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/24	2,067,054	ZAR	3,404
Super Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/15/24	3,751,170	ZAR	(29,078)
Surgical Science Sweden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/25/24	1,140,387	SEK	6,888
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	315,781	EUR	63,295
Swatch Group Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	321,392	CHF	(43,238)
Swiss Life Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	162,018	CHF	(3,950)
Swiss Re AG	1-Day SARON	Monthly	JPHQ	7/17/24	278,105	CHF	52,199
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,919,717	DKK	(6,285)
Sylvania Platinum Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	159,451	GBP	(30,718)
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/24	59,392		20,356

68	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
TAKKT AG	Euro STR + 0.35%	Monthly	JPHQ	6/10/24	61,489	EUR	$(4,197)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	120,666	EUR	55,477
Taro Pharmaceutical Industries Ltd.	1-Day FEDEF + 0.30%	Monthly	BOFA	7/10/24	33,408		(143)
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	157,808		11,297
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	194,057	GBP	89,626
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	419,484	EUR	(31,685)
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	280,943	GBP	(12,367)
Tecan Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	251,025	CHF	(25,248)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	347,598	EUR	11,959
Telecom Plus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/06/24	316,459	GBP	(21,576)
Telenor ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/28/24	1,226,484	NOK	365
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/24	4,353,689	ZAR	17,061
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	98,282		15,397
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/24	120,093	EUR	(13,341)
Tesco PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/03/24	122,029	GBP	13,302
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/24	446,145	EUR	(20,585)
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	47,396	GBP	(22,556)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/24	3,520,009	ZAR	(89,060)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	281,891	EUR	(3,904)
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/24	85,082	EUR	13,344
Tobii AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/31/24	654,905	SEK	(36,075)
Tokmanni Group OYJ	Euro STR + 0.28%	Monthly	SEBA	8/15/24	216,544	EUR	(9,800)
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/24	241,861		77,539
Transocean	OBFR	Monthly	NOMU	10/12/24	1,421,448		(7,228)
Transtema Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	528,873	SEK	(26,104)
Traton SE INH O.N.	Euro STR + 0.35%	Monthly	JPHQ	9/12/24	156,399	EUR	7,287
Trigano	1-Day EONIA + 0.30%	Monthly	MSCS	9/23/24	103,914	EUR	11,447
Tritax Big Box REIT PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/19/24	214,875	GBP	32,325
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	5,625,678		—
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	7,600,335		—
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	1,465,134		—
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	1,978,667		—
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	3,025,555		—
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	4,087,852		—
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	1,209,067		(86)
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	896,496		(64)
Tubacex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/26/24	70,994	EUR	12,025
U.S. Steel Corp.	1-Day FEDEF + 0.30%	Monthly	BOFA	2/23/24	133,548		—
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	374,655	CHF	(44,053)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	91,458	CHF	25,404
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	383,414	EUR	38,167
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	453,226	EUR	26,965
Vail Resorts Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	26,729		(115)
Vaisala Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	7,036	EUR	165
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/24	182,407	EUR	(1,675)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	308,313	CHF	(25,033)
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/24	3,336,589	NOK	71,393
Varex Imaging Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	4/21/24	1,822,182		10,906
Vastned Retail NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	18,686	EUR	(110)
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/24	1,810,285	NOK	(10,449)
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/24	3,687,733	EUR	191,794
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/24	184,778	EUR	6,574
Veradigm Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/08/24	847,617		(5,450)
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	307,680	EUR	3,843

franklintempleton.com	Semiannual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	118,103	GBP	$63,692
Vesuvius PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/26/24	297,240	GBP	18,481
Vetropack	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	96,084	CHF	(2,611)
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	100,926	EUR	7,293
Virgin Money PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	157,402	GBP	(6,224)
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/08/24	2,199,239	SEK	14,065
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	680,088	GBP	(346,815)
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	102,307	EUR	(5,687)
Volex PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	21,013	GBP	51
VZ Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/24	79,134	CHF	14,361
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	251,424	NOK	(194)
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/24	187,052	EUR	45,209
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	385,231	GBP	(316,036)
Wayfair Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/11/24	1,117,945		3,571
Webuild SpA	Euro STR	Monthly	JPHQ	7/17/24	236,238	EUR	25,147
Weibo Corp. ADR	OBFR	Monthly	NOMU	12/01/24	129,063		(4,063)
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	174,482	EUR	17,793
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	289,807	GBP	(50,751)
Wienerberger AG	Euro STR + 0.35%	Monthly	JPHQ	10/10/24	233,622	EUR	2,246
Wolfspeed Inc.	SOFR + 0.35%	Monthly	GSCO	3/01/24	195,426		(772)
Woolworths Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/24	2,328,502	ZAR	(7,144)
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/24	67,976	GBP	5,386
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	212,617	EUR	5,485
XTB	1-Day FEDEF + 1.25%	Monthly	MSCS	12/16/24	377,224		(29,845)
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,474,210	NOK	(22,882)
YouGov	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/24	183,152	GBP	51,547
Zalando SE	Euro STR	Monthly	JPHQ	3/01/24	495,592	EUR	(92,039)
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	395,787	CHF	(80,997)
Ziff Davis	1-Day FEDEF + 0.70%	Monthly	BOFA	3/08/24	1,132,304		1,213
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	36,298	EUR	(2,105)

							(155,986)

Foreign Exchange Rate Contracts – Long[a]
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	2,665,150		—
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	3,600,022		—
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	13,752,939		(332)
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	10,181,362		(245)

							(577)

Interest Rate Contracts – Long[a]
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	6,279,529		—
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	4,648,811		—

							—

Equity Contracts – Short[d]
888 Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/24	136,881	GBP	24,917
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/24	119,053	GBP	(29,344)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	129,330	GBP	33,211
Accesso Technology Group	1-Day SONIA - 2.75%	Monthly	MSCS	9/27/24	29,154	GBP	3,841
Acciona S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	11/13/24	27,269	EUR	(594)
ACEA	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	485,708	EUR	(28,454)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	418,621	EUR	(29,650)
Addnode Group AB	1-Week STIBOR -0.275%	Monthly	SEBA	7/17/24	1,165,068	SEK	1,644
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	179,590	EUR	24,053
Adidas AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	283,946	EUR	(57,200)

70	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	372,587	GBP	$(121,099)
Aedifica	Euro STR - 0.30%	Monthly	JPHQ	10/28/24	79,682	EUR	(16,022)
Aena S.M.E. S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	228,171	EUR	(27,848)
AF Gruppen ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	10/07/24	586,075	NOK	445
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/24	426,990	NOK	10,747
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	2,658,044	NOK	(5,341)
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/24	3,211,159	NOK	58,946
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/24	786,216	NOK	21,948
ALD	1-Day EONIA - 0.30%	Monthly	MSCS	5/15/24	358,199	EUR	115,313
Alfen NV	Euro STR - 0.80%	Monthly	JPHQ	3/07/24	407,411	EUR	72,123
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/24	118,744		1,713
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	245,271	EUR	(11,215)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	153,985	CHF	9,791
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/24	2,728,127	DKK	22,771
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/24	338,495	EUR	2,295
Alphawave IP Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	231,603	GBP	7,661
Anglo American	1-Day SONIA - 0.30%	Monthly	MSCS	10/14/24	128,609	GBP	8,117
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/24	2,457,358	ZAR	(22,297)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	264,401	EUR	(20,860)
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	9,826	EUR	3,077
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/15/24	213,497	GBP	27,262
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	304,641	CHF	79,982
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/24	313,230	EUR	(65,751)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/24	133,760		(33,431)
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	150,312	EUR	(16,915)
argenx SE	Euro STR - 0.30%	Monthly	JPHQ	7/01/24	138,250	EUR	(12,972)
Ariston Holding	Euro STR - 0.30%	Monthly	JPHQ	9/11/24	273,761	EUR	22,959
Ascential PLC	1-Day SONIA -0.30%	Monthly	MSCS	7/17/24	239,829	GBP	(84,557)
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	72,550	EUR	3,810
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/24	93,091		(157,483)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	2,880,969	SEK	(24,841)
Assura PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/31/24	234,423	GBP	10,178
Astral Foods Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/12/24	6,892,194	ZAR	4,900
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/24	145,274	GBP	34,641
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	288,239	EUR	57,550
Aviva	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/24	53,292	GBP	(3,396)
Avon Protection PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	75,893	GBP	5,395
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	408,304	EUR	(66,560)
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	227,668	CHF	54,019
Banc of California	1-Day FEDEF - 0.20%	Monthly	BOFA	10/26/24	201,236		807
Banca Monte Paschi Siena	Euro STR - 0.25%	Monthly	JPHQ	9/11/24	156,127	EUR	(50,135)
Banca Sistema SpA	Euro STR - 3.75%	Monthly	JPHQ	7/17/24	41,830	EUR	(1,028)
Bank of America MLEIAPRE Index	EONIA - 0.30%	Monthly	BOFA	3/21/24	131,772	EUR	(18,191)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/24	438,274	CHF	(76,488)
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/24	126,408	CHF	(351)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/24	92,718	EUR	19,244
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/24	62,026	EUR	(11,379)
BAWAG Group AG	Euro STR - 0.30%	Monthly	JPHQ	10/23/24	165,766	EUR	(22,124)
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	218,333	EUR	63,552
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	419,349	EUR	45,226
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	6,353,640	SEK	78,273
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	278,763	CHF	(8,760)
Big Yellow Group	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/24	183,449	GBP	(26,791)
Bilia AB Ser. A	1-Week STIBOR - 0.275%	Monthly	SEBA	9/25/24	1,960,575	SEK	(15,815)

franklintempleton.com	Semiannual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Biomerieux	1-Day EONIA - 0.30%	Monthly	MSCS	9/16/24	101,232	EUR	$(6,765)
Bloomin’ Brands Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	2,988,314		11,374
Boliden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	1,881,869	SEK	10,984
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	478,740	EUR	3,505
Bonava AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/24	902,248	SEK	23,609
Borr Drilling Limited	1-Week NIBOR - 0.75%	Monthly	SEBA	9/09/24	1,462,431	NOK	9,355
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/24	105,035	EUR	5,108
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	405,948	CHF	14,713
Bouygues Telecom	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/24	209,253	EUR	(24,580)
Branicks Group AG	Euro STR - 0.75%	Monthly	JPHQ	2/09/24	109,285	EUR	32,842
British American Tobacco	1-Day SONIA - 0.30%	Monthly	MSCS	9/27/24	169,306	GBP	6,752
Brooks Macdonald Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/24	687	GBP	(76)
Bunzl PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	79,243	GBP	(11,390)
Burkhalter	1-Day SARON - 0.35%	Monthly	JPHQ	9/20/24	83,141	CHF	(822)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/24	1,300,292	NOK	10,323
BW Offshore Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/24	1,546,321	NOK	19,377
BYD Company	1-Day HONIX - 0.50%	Monthly	MSCS	9/23/24	1,870,238	HKD	39,015
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	426,968	EUR	(22,587)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/24	2,409,253	NOK	41,535
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/24	361,237	EUR	41,541
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/24	1,036,449	SEK	(82,910)
Cancom SE	1-Month EURIBOR -0.25%	Monthly	JPHQ	7/17/24	583,040	EUR	27,916
Capgemini	1-Day EONIA - 0.30%	Monthly	MSCS	9/23/24	176,333	EUR	(25,806)
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/24	10,585,666	ZAR	(68,834)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	163,685	EUR	(3,215)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	246,984	EUR	23,581
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/24	81,195		8,113
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/24	480,073	EUR	137
Celon Pharma SA	1-Day FEDEF - 12.75%	Monthly	MSCS	10/28/24	11,213		25
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/24	103,562	GBP	55,093
CGG SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	228,381	EUR	29,840
Chart Industries Inc.	1-Day FEDEF - 0.70%	Monthly	BOFA	3/27/24	1,870,742		6,941
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/26/24	99,682	GBP	13,249
Chevron Corp	1-Day FEDEF - 0.35%	Monthly	MSCO	11/22/24	577,492		1,512
Chevron Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	12/01/24	365,031		—
Chr. Hansen A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	1,865,910	DKK	(31,808)
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/24	104,528	EUR	574
Cinemark Holdings Inc.	SOFR - 3.50%	Monthly	GSCO	5/04/24	617,111		2,605
Cint Group AB	1-Week STIBOR - 0.45%	Monthly	SEBA	7/17/24	373,973	SEK	(465)
CIR SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	70,465	EUR	(6,839)
Cleveland-Cliffs Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	8/16/24	54,432		222
Clicks Group Ltd.	1-Day SABOR - 1.25%	Monthly	MSCS	7/22/24	3,706,056	ZAR	(21,806)
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	332,023	GBP	59,656
CMC Markets PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/24	101,631	GBP	12,100
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/22/24	306,991	EUR	61,292
Coats Group PLC	SONIA - 0.30%	Monthly	MSCS	6/03/24	325,835	GBP	20,452
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/24	57,628		(15,687)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	2,348,362	DKK	(1,396)
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/24	264,371	CHF	(67,993)
Corbion NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	150,526	EUR	44,026
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	127,853	EUR	(3,370)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	121,340	CHF	1,335
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	117,548	EUR	(21,183)

72	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	260,294	GBP	$(18,706)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/24	150,081	GBP	1,274
Cropenergies AG	Euro STR - 0.95%	Monthly	JPHQ	11/01/24	57,967	EUR	4,628
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	229,582	EUR	(71,706)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/25	1,860,115	ZAR	(34,220)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	534,022		39,347
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	314,955	CHF	(28,298)
Daikin Industries Ltd.	1-Day MUTSCALM - 0.40%	Monthly	MSCS	9/30/24	64,028,800	JPY	25,341
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	95,699	EUR	(3,499)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/24	118,322	EUR	(15,073)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	132,604	EUR	20,072
DEME Group NV	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	132,004	EUR	(9,091)
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	346,293	EUR	(48,980)
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	413,897	GBP	106,079
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/24	237,442	EUR	14,452
D’Ieteren SA	Euro STR - 0.30%	Monthly	JPHQ	7/14/24	128,225	EUR	6,577
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	410,033		(132,021)
Dios Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/31/24	596,702	SEK	(7,490)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/24	6,259,245	ZAR	(31,072)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	7,116,637	ZAR	3,135
Distribuidora Internacional De Alimentacion S.A.	1-Day EONIA - 1.375%	Monthly	MSCS	10/02/24	34,385	EUR	2,273
DNB Bank ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	7/17/24	1,166,706	NOK	2,935
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	519,718	SEK	(7,692)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/24	294,822	CHF	17,650
doValue SpA	Euro STR - 0.30%	Monthly	JPHQ	8/14/24	278,164	EUR	77,726
Dr. Martens PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/24/24	359,196	GBP	172,577
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/24	828,509	DKK	4,029
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/24	175,227	EUR	49,803
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	203,684	EUR	(28,928)
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/24	244,466		(5,543)
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/24	251,611		(26,605)
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	153,735	EUR	(40,849)
El.En. SpA	Euro STR - 0.30%	Monthly	JPHQ	7/22/24	207,148	EUR	21,634
Electrolux AB	1-Week STIBOR - 1.00%	Monthly	SEBA	10/03/24	5,502,589	SEK	61,757
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	277,645	EUR	(3,399)
Elior Group SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/15/24	227,710	EUR	(56,974)
Embracer Group AB	1-Week STIBOR - 2.50%	Monthly	SEBA	3/04/24	513,447	SEK	2,506
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	125,412	CHF	6,509
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	153,037	EUR	26,599
Encore Capital Group Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	3/02/24	197,568		—
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/24	87,030	EUR	18,508
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	173,592	GBP	10,269
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/24	249,418	SEK	(5,646)
Enovis	OBFR	Monthly	NOMU	10/20/24	545,692		1,680
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	3,022,402	SEK	12,294
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	5,301,918	SEK	(93,826)
Equites Property Fund Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	3,316,823	ZAR	(345)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/24	102,018	EUR	1,422
Eregli Demir ve Celik Fabrikalari TAS	1-Day FEDEF - 5.00%	Monthly	MSCS	7/14/24	100,949		6,685
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	289,399	EUR	(28,761)
Esker SA	1-Day EONIA - 0.30%	Monthly	MSCS	5/20/24	114,794	EUR	(11,231)
Esprinet	Euro STR - 0.30%	Monthly	JPHQ	11/27/24	131,229	EUR	(7,117)
Essity AB	1-Week STIBOR -0.28%	Monthly	SEBA	7/17/24	4,115,321	SEK	(22,006)
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	255,222	EUR	(35,768)

franklintempleton.com	Semiannual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
EuroAPI	1-Day EONIA - 0.30%	Monthly	MSCS	12/23/24	190,742	EUR	$89,398
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/24	294,695	EUR	85,824
Euronav NV	Euro STR - 0.30%	Monthly	JPHQ	12/23/24	195,024	EUR	5,577
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	347,932	EUR	(53,112)
Exail Technologies	1-Day EONIA - 6.875%	Monthly	MSCS	9/23/24	27,445	EUR	(897)
Expedia Group Inc.	1-Day FEDEF - 0.70%	Monthly	BOFA	7/12/24	49,433		130
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	118,355	GBP	(8,450)
Exxon Mobil Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	8/23/24	789,846		23,042
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	92,681	GBP	34,424
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	120,689	EUR	(37,232)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	491,726	EUR	(112,543)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/24	180,294	GBP	32,729
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	476,171	EUR	14,257
FirstEnergy Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/02/24	231,946		1,071
Flex LNG Ltd.	1-Week NIBOR - 3.50%	Monthly	SEBA	4/04/24	2,895,571	NOK	12,127
Flow Traders	Euro STR - 0.30%	Monthly	JPHQ	8/26/24	332,612	EUR	18,558
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	140,864	CHF	(4,553)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	392,839	EUR	(93,238)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	198,547	GBP	27,521
Focusrite PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/24	48,326	GBP	457
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/29/24	59,727	EUR	510
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/24	275,071	GBP	6,837
Fortnox AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	1,632,651	SEK	(18,521)
Fortress REIT Ltd.	1-Day SABOR - 0.56%	Monthly	MSCS	7/12/24	7,209,851	ZAR	(71,208)
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/24	8,302,041	ZAR	(53,455)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	98,895	EUR	(10,134)
Franchise Brands PLC	1-Day SONIA - 18.50%	Monthly	MSCS	9/27/24	8,698	GBP	697
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	282,051	EUR	(35,407)
Freeport-McMoRan Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	9/09/24	54,452		3,095
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	316,307	GBP	40,408
Friedrich Vorwerk Group SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	138,201	EUR	(34,714)
Frontline PLC	1-Week NIBOR - 0.275%	Monthly	SEBA	10/07/24	882,741	NOK	(6,220)
F-Secure OYJ	Euro STR - 0.275%	Monthly	SEBA	9/09/24	22,312	EUR	1,148
Future PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/04/24	112,231	GBP	9,365
Gaztransport et Technigaz SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/24	307,041	EUR	(88,710)
GB Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/23/24	205,793	GBP	10,696
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	380,603	CHF	(30,179)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	248,282	GBP	(20,028)
GEO Group Inc. (The)	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	977,384		3,684
Getinge AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/09/24	261,324	SEK	(4,431)
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	288,918	EUR	(24,391)
GIMV NV	Euro STR - 0.30%	Monthly	JPHQ	12/16/24	196,510	EUR	321
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	279,079	CHF	(28,667)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	4,250,551	NOK	(26,493)
Globus Medical Inc.	SOFR	Monthly	GSCO	5/02/24	51,209		—
Golden Ocean Group Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	1/10/25	4,102,124	NOK	(70,371)
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	261,103	GBP	(13,822)
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	162,862	EUR	(35,426)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	425,389	GBP	108,569
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	223,979	GBP	(123,241)
Grenergy Renovables SA	1-Day EONIA - 1.75%	Monthly	MSCS	12/02/24	207,331	EUR	(18,007)
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/02/24	16,025	EUR	(3,149)
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	268,123	EUR	24,759
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	397,944	EUR	3,025
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	104,887	EUR	(8,308)
Gscbarbk Index	1-Day FEDEF - 0.40%	Monthly	GSCO	9/09/24	510,479		(24,966)

74	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Guess? Inc.	SOFR - 3.50%	Monthly	GSCO	3/09/24	405,564		$1,516
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	186,199	EUR	6,552
Gym Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	125,182	GBP	12,776
H+H International A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	10/17/24	371,857	DKK	708
HAL Trust	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	89,424	EUR	(1,900)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/24	370,571	GBP	(870)
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/28/24	101,338	GBP	183
Hannon Armstrong Sustainable Infrastructure Capital Inc.	SOFR - 3.50%	Monthly	GSCO	3/21/24	361,310		815
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	465,557	SEK	18,135
Hat Holdings I LLC	SOFR - 0.65%	Monthly	GSCO	10/27/24	185,741		(15,418)
Hat Holdings I LLC	SOFR - 3.50%	Monthly	GSCO	3/21/24	657,294		(26,841)
Heineken Holding	Euro STR - 0.30%	Monthly	JPHQ	11/01/24	67,955	EUR	1,553
Heineken Holding NV	Euro STR - 0.35%	Monthly	JPHQ	11/27/24	307,530	EUR	3,907
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/24	5,591		(74,970)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	225,255	GBP	76,491
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	246,112	EUR	(32,265)
Hellofresh SE	Euro STR - 0.30%	Monthly	JPHQ	10/03/24	77,027	EUR	19,693
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	32,673	GBP	11,414
Herbalife Nutrition Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/16/24	84,219		—
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/24	1,354,438	SEK	(15,015)
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	77,113	NOK	(357)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/24	281,828	NOK	3,938
HF Sinclair Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	9/27/24	92,682		6,738
HIAG Immobilien Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	43,304	CHF	54
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/24	1,560,099	SEK	(22,588)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/24	4,231,623	SEK	(28,396)
Hunting PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/24	112,787	GBP	(23,952)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/24	388,175	EUR	(23,274)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/24	108,045	GBP	4,461
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/24	193,118	EUR	(24,432)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	137,186	EUR	(28,308)
Immobel	Euro STR - 3.25%	Monthly	JPHQ	10/17/24	20,450	EUR	(1,224)
Immofinanz AG	Euro STR - 6.80%	Monthly	JPHQ	11/08/24	60,894	EUR	(1,867)
Implenia AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	175,142	CHF	(1,506)
Industrie De Nora	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	198,654	EUR	24,998
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	307,523	EUR	(23,875)
InPost SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	230,171	EUR	(80,510)
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/24	318,701	SEK	1,039
Intertek Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	124,196	GBP	5,824
Ion Beam Applications	Euro STR - 0.80%	Monthly	JPHQ	11/08/24	16,610	EUR	(779)
iRobot Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	6/20/24	67,165		58
Ironwood Pharmaceuticals Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/10/24	22,216		(1,426)
Italgas	Euro STR - 0.30%	Monthly	JPHQ	9/06/24	280,373	EUR	(2,721)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	60,562	EUR	(5,632)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	55,602	GBP	1,165
JDE Peet’s NV	Euro STR - 0.30%	Monthly	JPHQ	6/06/24	273,030	EUR	21,603
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	4,112,035	SEK	25,021
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	229,319	GBP	(8,125)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	57,737	GBP	3,775
Juventus FC SpA	Euro STR - 3.20%	Monthly	JPHQ	9/02/24	108,367	EUR	25,892
Kambi Group PLC	1-Week STIBOR - 0.75%	Monthly	SEBA	10/11/24	466,325	SEK	4,360
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	1,239,299	SEK	(6,246)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	183,958	EUR	20,653
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/24	84,734	EUR	(952)
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/24	236,585	EUR	52,948
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	211,796	EUR	42,530

franklintempleton.com	Semiannual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/24	199,629	EUR	$(27,816)
Kety SA	1-Day FEDEF - 1.00%	Monthly	MSCS	7/17/24	176,954		(67,698)
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/24	364,022		(23,545)
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/24	321,607	CHF	51,885
Korian SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	73,326	EUR	50,821
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	88,776	CHF	(1,178)
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	251,875	EUR	18,461
Lastminute.com N.V.	1-Day SARON - 0.35%	Monthly	JPHQ	11/11/24	26,391	CHF	1,081
Latour Investment AB Services	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	839,702	SEK	(7,859)
Lectra SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/24	185,068	EUR	(7,076)
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	387,197	EUR	(86,043)
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/24	211,647	GBP	(6,380)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/24	168,622	EUR	47,881
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/24	401,685		(5,721)
Life Healthcare Group Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	1/29/24	3,444,833	ZAR	16,721
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	290,744	EUR	30,668
Livent Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	1,173,398		5,126
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	380,656	GBP	(58,034)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/24	123,198	EUR	(17,314)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	381,124	EUR	(114,475)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/24	274,636	EUR	(2,118)
M&G PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	264,339	GBP	(30,349)
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	229,561	GBP	84,947
Marriott Vacations Worldwide Corp.	OBFR	Monthly	NOMU	9/01/24	103,810		486
Mayr-Melnhof Karton AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	177,674	EUR	20,995
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	336,075		(334,945)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	211,758	CHF	(35,731)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/24	60,913	CHF	7,231
Mekonomen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/18/24	293,212	SEK	(3,358)
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/24	241,853	EUR	4,663
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/24	54,522	EUR	48
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/24	248,710	CHF	141,616
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	251,837	EUR	(22,663)
Microsoft Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/03/24	1,652,048		2,866
Microstrategy	SOFR - 0.05%	Monthly	GSCO	9/12/24	785,321		2,269
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	300,797		(286,010)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/24	5,519,563	SEK	158,814
MJ Gleeson PLC	1-Day FEDEF - 0.30%	Monthly	MSCS	11/04/24	18,665	GBP	578
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	112,979	CHF	(8,158)
Molten Ventures PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	125,264	GBP	(14,513)
Mondi PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/15/24	96,393	GBP	(1,496)
Moonpig Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/07/24	249,891	GBP	(47,629)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	272,295	GBP	(6,680)
Morgan Stanley MSHDGDT3 Index	1-Day EONIA - 0.45%	Monthly	MSCO	7/29/24	92,013	EUR	(4,682)
Morgan Stanley MSPSENT4 Index	1-Day SONIA - 0.45%	Monthly	MSCO	6/10/24	123,284	GBP	15,886
Morgan Stanley MSPSENTH Index	1-Day SONIA - 0.45%	Monthly	MSCO	11/01/24	29,281	GBP	2,164
Morgan Stanley MSPSGDXJ Index	1-Day FEDEF - 2.05%	Monthly	MSCO	6/19/24	344,206		(83,409)
Motus Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	11/04/24	2,203,622	ZAR	8,172
Mr Price Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/24	2,545,780	ZAR	(10,776)
Mspssimo Index	1-Day FEDEF - 0.30%	Monthly	MSCO	9/30/24	73,800		(4,309)
Munters Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	321,463	SEK	(2,370)
Natera Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	101,381		478
National Grid PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	210,711	GBP	(2,894)
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/24	229,404	GBP	(62,051)
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	260,275	EUR	16,241
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	276,446	EUR	20,570

76	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/24	195,471	CHF	$20,894
New Wave Group AB	1-Week STIBOR - 0.52%	Monthly	SEBA	8/07/24	4,364,486	SEK	(16,470)
Newron Pharma	1-Day SARON - 9.40%	Monthly	JPHQ	10/07/24	38,644	CHF	3,664
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	353,279	EUR	(13,856)
Nexity	1-Day EONIA - 0.30%	Monthly	MSCS	10/24/24	182,841	EUR	(1,366)
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/24	2,293,298	SEK	22,515
Ninety One Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/15/24	1,166,515	ZAR	(2,395)
Ninety One PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/11/24	227,667	GBP	(6,332)
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	219,756	SEK	148
Noble Corp. PLC	1-Week CIBOR - 0.34%	Monthly	SEBA	8/05/24	879,731	DKK	14,667
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/24	346,682	EUR	25,553
Nolato AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/26/24	3,520,759	SEK	(38,741)
Nordex SE	Euro STR - 0.95%	Monthly	JPHQ	8/21/24	375,216	EUR	47,690
Nordic Semiconductor ASA	1-Week STIBOR - 0.275%	Monthly	SEBA	4/04/24	2,570,666	NOK	20,305
Northern Oil And Gas Inc.	SOFR - 0.35%	Monthly	GSCO	3/16/24	361,552		1,432
Northern Oil And Gas Inc.	SOFR - 0.35%	Monthly	GSCO	3/16/24	175,855		(7,172)
Norwegian Cruise Line Holdings Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/11/24	111,700		383
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	1,327,401	DKK	(19,019)
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	34,806	EUR	14,868
OC Oerlikon	1-Day SARON - 0.35%	Monthly	JPHQ	10/07/24	249,048	CHF	3,300
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	303,630	GBP	(50,346)
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/24	137,464	EUR	34,043
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/24	202,629	EUR	3,772
Old National Bancorp	1-Day FEDEF - 0.20%	Monthly	BOFA	10/31/24	144,463		424
Orion Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	166,727	EUR	2,618
Outsurance Group Limited	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/24	2,063,858	ZAR	248
OX2 AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	638,068	SEK	(425)
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/24	258,970	GBP	53,071
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	58,558	EUR	1,988
Parsons Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/09/24	935,970		3,292
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/24	97,879	CHF	(22,420)
Patrick Industries Inc.	SOFR - 3.50%	Monthly	GSCO	4/03/24	372,009		6,113
Patrick Industries Inc.	SOFR - 3.50%	Monthly	GSCO	4/03/24	487,892		(1,580)
Peab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	2/22/24	5,214,091	SEK	(46,844)
Pepco	1-Day FEDEF - 5.25%	Monthly	MSCS	4/12/24	88,060		32,181
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/24	9,952,914	ZAR	(72,453)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	393,696	EUR	51,890
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/24	211,575	GBP	(23,222)
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	117,831	GBP	98,325
Pfeiffer Vacuum	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	353,717	EUR	(3,044)
PG&E Corp.	OBFR	Monthly	NOMU	11/30/24	198,314		—
Pharmanutra SpA	Euro STR - 0.30%	Monthly	JPHQ	1/10/25	86,409	EUR	6,984
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	413,053	GBP	70,963
Pierer Mobility AG	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/24	98,524	CHF	9,706
Pierre & Vacances	1-Day EONIA - 2.13%	Monthly	MSCS	8/15/24	82,414	EUR	(5,094)
PKOBP	1-Day FEDEF - 0.50%	Monthly	MSCS	9/26/24	66,983		(33,497)
Platzer Fastigheter Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/04/24	552,212	SEK	(2,062)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/24	346,197	EUR	63,728
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/24	265,451	CHF	17,795
Post Holdings Inc.	SOFR - 0.35%	Monthly	GSCO	3/02/24	485,849		(2,085)
Post Holdings Inc.	SOFR - 0.35%	Monthly	GSCO	3/02/24	267,481		934
PostNL	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	83,567	EUR	7,241
Progress Software Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	401,526		1,599
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/24	71,709	EUR	(1,216)
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	184,701	GBP	12,645

franklintempleton.com	Semiannual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/24	196,688	GBP	$43,470
PSG Konsult Ltd.	1-Day SABOR - 0.875%	Monthly	MSCS	5/20/24	2,107,541	ZAR	(27,783)
PZ Cussons PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	231,134	GBP	55,992
Qt Group OYJ	Euro STR - 4.16%	Monthly	SEBA	7/17/24	178,997	EUR	(556)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	271,412	GBP	58,793
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	2,351,294	SEK	4,035
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	310,543	GBP	37,935
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	171,865	EUR	(5,745)
Reinet Investments S.C.A	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	3,511,879	ZAR	(13,489)
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	113,052	GBP	(30,905)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	562,289	EUR	142,961
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/24	370,044	GBP	67,900
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/24	322,699	GBP	100,312
Reply SpA	Euro STR - 0.30%	Monthly	JPHQ	7/18/24	304,533	EUR	(47,494)
Restore PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/18/24	56,730	GBP	8,716
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	11,613	EUR	(1,124)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	2,218,001	DKK	9,426
Robertet	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	48,447	EUR	4,480
Royal Caribbean Group	SOFR - 3.50%	Monthly	GSCO	3/08/24	2,893,253		8,697
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/24	1,510,814	DKK	62,211
RS Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/20/24	233,835	GBP	(15,745)
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	432,261	EUR	69,818
Sabre Insurance Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	85,766	GBP	(26,248)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	464,548	EUR	(118,924)
Saes Getters	Euro STR - 1.95%	Monthly	JPHQ	10/11/24	135,851	EUR	4,787
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/24	140,404	GBP	(22,413)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	153,760	GBP	33,975
Saipem SpA	1-Month EURIBOR - 6.65%	Monthly	JPHQ	2/26/24	263,427	EUR	(7,652)
Salcef Group SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	214,286	EUR	(54,255)
SalMar ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/29/24	1,051,072	NOK	(36,391)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/24	1,498,682	NOK	31,692
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	325,268	EUR	64,457
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/24	197,575	EUR	11,036
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	125,383	EUR	11,378
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	116,263		(96,411)
Sarepta Therapeutics Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	4/20/24	304,312		1,044
Sartorius AG	Euro STR - 3.55%	Monthly	JPHQ	11/28/24	32,754	EUR	(825)
Sartorius Stedim Biotech	1-Day EONIA - 0.30%	Monthly	MSCS	6/21/24	277,003	EUR	38,284
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	454,609	EUR	46,486
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	1,530,208	NOK	(17,242)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	150,157	EUR	43,673
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	585,750	SEK	(2,285)
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	128,855	SEK	(2,401)
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/05/24	50,757	GBP	(462)
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	332,296	GBP	(30,355)
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	399,183	CHF	25,358
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/24	180,728	GBP	(15,914)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/24	203,070	EUR	(60,714)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	314,068	EUR	(8,793)
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	393,574	CHF	30,644
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	240,337	CHF	(3,627)
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/24	218,539	EUR	(45,388)
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/24	528,900	EUR	60,917
Skanska AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	2,683,582	SEK	(9,862)
SkiStar AB	1-Week STIBOR - 0.73%	Monthly	SEBA	7/15/24	2,318,865	SEK	(2,130)

78	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Smart Metering Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/12/24	425,930	GBP	$91,443
Snam SpA	Euro STR	Monthly	JPHQ	7/17/24	159,787	EUR	(9,677)
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/24	174,317	EUR	(11,919)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	162,833	EUR	(34,195)
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/24	111,638	GBP	70,846
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/24	91,340	EUR	(12,939)
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/24	198,129	CHF	(22,585)
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/24	3,245,507	ZAR	7,875
Southwest Airlines Co.	SOFR - 0.75%	Monthly	GSCO	3/16/24	417,989		(9,096)
Spar Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	7/22/24	6,176,556	ZAR	(41,290)
SpareBank 1 Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	9/20/24	513,832	NOK	(1,276)
SpareBank 1 Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/24	3,432,211	NOK	(1,653)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/24	627,653	NOK	2,898
Spinnova OYJ	Euro STR - 10.50%	Monthly	SEBA	8/08/24	7,393	EUR	5,667
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	447,533	GBP	38,965
Spirit Aerosystems	OBFR	Monthly	NOMU	11/09/24	272,316		513
Splunk	OBFR	Monthly	NOMU	9/22/24	41,977		1,021
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/24	16,664	CHF	292
Starwood Property Trust	OBFR	Monthly	NOMU	11/06/24	389,452		1,202
Steico SE	Euro STR - 0.95%	Monthly	JPHQ	2/09/24	87,192	EUR	30,614
Stora Enso OYJ	Euro STR - 0.28%	Monthly	SEBA	8/05/24	261,574	EUR	(20,444)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/24	1,524,121	SEK	1,085
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/24	1,065,672	EUR	(30,582)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/24	1,613,681	EUR	(67,061)
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/19/24	152,406	EUR	41,553
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/24	21,891	GBP	2,964
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/24	68,539	EUR	3,359
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/24	96,417	GBP	234
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	5,518,152	SEK	(67,360)
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/24	914,733	SEK	(77,876)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/24	109,796	CHF	(14,149)
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/24	30,052	EUR	2,701
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	285,136	EUR	(21,023)
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/24	15,270	EUR	5,565
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	191,607	EUR	(81,566)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	229,768	EUR	(7,364)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	133,126	GBP	3,944
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/24	427,019	EUR	(41,236)
Tele2 AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	1,393,419	SEK	2,602
Telecom Italia	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	279,421	EUR	1,318
Telia Company AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/06/24	3,524,727	SEK	(24,747)
Tessenderlo Group	Euro STR - 0.30%	Monthly	JPHQ	10/10/24	10,757	EUR	105
TGS ASA	NOWA - 0.3%	Monthly	MSCS	11/20/24	2,658,614	NOK	(5,693)
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/24	12,288	EUR	1,061
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	11/29/24	43,216	EUR	697
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/24	71,388	EUR	2,242
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	334,544	EUR	38,370
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/25	2,062,167	NOK	45,519
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/24	2,771,173	DKK	24,221
Trainline PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	185,108	GBP	(28,895)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	601,369	ZAR	(2,041)
Transocean	OBFR	Monthly	NOMU	10/12/24	1,253,232		5,339
Treatt PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	91,265	GBP	30,150
Trelleborg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/24	1,679,458	SEK	(37,521)
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	155,066	GBP	(4,805)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/24	3,890,573	DKK	(13,385)

franklintempleton.com	Semiannual Report	79

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Tyler Technologies Inc.	SOFR - 0.35%	Monthly	GSCO	3/01/24	466,582		$(22,276)
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	244,109	EUR	4,510
Umicore NV	Euro STR - 0.30%	Monthly	JPHQ	8/05/24	184,831	EUR	2,247
Unicaja Banco SA	1-Day EONIA - 0.35%	Monthly	MSCS	6/17/24	343,271	EUR	(27,277)
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/24	126,426	GBP	6,999
UnipolSai	Euro STR - 0.30%	Monthly	JPHQ	11/27/24	322,679	EUR	12,434
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	106,623	EUR	3,991
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	207,434	GBP	(22,710)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	273,201	GBP	19,329
Vail Resorts Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	83,728		(9)
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/24	126,002	EUR	11,724
Varex Imaging Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	4/21/24	733,265		2,930
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	351,597	CHF	(81,559)
Veradigm Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/08/24	457,225		2,193
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/24	367,548	EUR	67,947
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/24	1,751,271	DKK	(18,388)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/24	88,881		(11,148)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	234,780	EUR	(16,857)
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	263,971	GBP	5,374
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	56,818	EUR	(6,302)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/24	228,963	EUR	(8,112)
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	409,946	EUR	17,457
Vistry Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/24	293,099	GBP	14,922
Vivendi	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	275,630	EUR	(15,837)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	165,832	EUR	59,762
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/24	39,746	EUR	9,422
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	2,154,230	SEK	(40,660)
Wayfair Inc.	SOFR - 3.50%	Monthly	GSCO	3/17/24	835,270		(4,417)
Weibo Corp. ADR	OBFR	Monthly	NOMU	12/01/24	61,529		—
Weibo Corp. ADR	OBFR	Monthly	NOMU	12/01/24	63,451		963
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/24	535,691	EUR	81,051
Westrock Co.	1-Day FEDEF - 0.35%	Monthly	MSCO	10/04/24	82,306		(13,455)
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/24	79,157	GBP	2,704
Wihlborgs Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	786,615	SEK	(3,824)
WithSecure Corp.	1-Week Euro STR - 0.275%	Monthly	SEBA	4/22/24	75,517	EUR	19,996
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/24	205,161	GBP	38,134
WPP PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/24	177,196	GBP	4,790
Xior Student Housing	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	202,358	EUR	(29,399)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	91,470	GBP	42,826
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/24	45,869	EUR	(3,384)
Ziff Davis	1-Day FEDEF - 0.20%	Monthly	BOFA	3/08/24	145,893		339
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/24	189,773	CHF	(124,424)

							(790,624)

Total - Total Return Swap Contracts							$(947,187)

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 13 regarding fair value investments.

cSee Note 9 regarding investments in Russian securities. Notional value rounds to less than 1.

dThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Note 11 regarding other derivative information.

See Abbreviations on page 102.

80	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

November 30, 2023 (unaudited)

K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$585,446,723
Cost – Non-controlled affiliates (Note 3f)	1,010,000

Value – Unaffiliated issuers†	$599,701,637
Value – Non-controlled affiliates (Note 3f)	1,010,000
Cash	21,631,271
Restricted cash for OTC derivatives (Note 1d)	2,450,000
Foreign currency, at value (cost $11,156,504)	11,285,624
Receivables:
Investment securities sold	13,472,849
Capital shares sold	17,825,915
Dividends and interest	5,205,850
Deposits with brokers for:
Securities sold short	119,786,559
OTC derivative contracts	49,658,416
Futures contracts	12,154,221
Centrally cleared swap contracts	4,153,971
Due from brokers	5,739,330
Variation margin on futures contracts	29,113
OTC swap contracts (upfront payments $3,587,632)	2,764,183
Unrealized appreciation on OTC forward exchange contracts	2,373,215
Unrealized appreciation on OTC swap contracts	14,664,175
Other assets	185,812

Total assets	884,092,141

Liabilities:
Payables:
Investment securities purchased	13,886,767
Capital shares redeemed	18,483,572
Management fees	924,907
Distribution fees	23,063
Trustees’ fees and expenses	5,219
Transfer agent fees	385,370
Deposits from brokers for:
OTC derivative contracts	2,450,000
Due to brokers	17,206,045
Variation margin on centrally cleared swap contracts	62,153
OTC swap contracts (upfront receipts $137,304)	128,537
Options written, at value (premiums received $535,068)	382,840
Securities sold short, at value (proceeds $128,452,480)	121,453,065
Payable upon return of securities loaned (Note 1f)	1,010,000
Unrealized depreciation on OTC forward exchange contracts	3,212,940
Unrealized depreciation on OTC swap contracts	15,269,086
Unrealized depreciation on unfunded loan commitments (Note 10)	40,305
Accrued expenses and other liabilities	367,328

Total liabilities	195,291,197

Net assets, at value	$688,800,944

Net assets consist of:
Paid-in capital	$702,970,844
Total distributable earnings (loss)	(14,169,900)

Net assets, at value	$688,800,944

†Includes securities loaned	$1,047,230

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	81

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2023 (unaudited)

K2 Alternative Strategies Fund

Class A:
Net assets, at value	$66,353,363

Shares outstanding	6,118,241

Net asset value per sharea	$10.85

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.48

Class C:
Net assets, at value	$10,978,028

Shares outstanding	1,049,060

Net asset value and maximum offering price per sharea	$10.46

Class R:
Net assets, at value	$304,236

Shares outstanding	27,966

Net asset value and maximum offering price per share	$10.88

Class R6:
Net assets, at value	$41,505,722

Shares outstanding	3,786,078

Net asset value and maximum offering price per share	$10.96

Advisor Class:
Net assets, at value	$569,659,595

Shares outstanding	52,087,136

Net asset value and maximum offering price per share	$10.94

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

82	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2023 (unaudited)

K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$7,073,769
Interest: (net of foreign taxes)~
Unaffiliated issuers	10,060,641
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	(13,251)
Non-controlled affiliates (Note 3f)	41,687

Total investment income	17,162,846

Expenses:
Management fees (Note 3a)	7,463,316
Distribution fees: (Note 3c)
Class A	89,172
Class C	67,429
Class R	815
Transfer agent fees: (Note 3e)
Class A	48,671
Class C	9,207
Class R	222
Class R6	4,090
Advisor Class	449,053
Custodian fees (Note 4) .	180,013
Reports to shareholders fees	51,740
Registration and filing fees	57,774
Professional fees	268,799
Trustees’ fees and expenses	183,185
Dividends and interest on securities sold short	1,710,830
Other	79,224

Total expenses	10,663,540
Expense reductions (Note 4)	(149,553)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,157,215)

Net expenses	9,356,772

Net investment income	7,806,074

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	7,866,485
Written options	898,825
Foreign currency transactions	213,278
Forward exchange contracts	(2,921,846)
Futures contracts	(1,127,044)
Securities sold short	6,301,424
Swap contracts	(1,466,340)

Net realized gain (loss)	9,764,782

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(922,430)
Written options	(90,032)
Translation of other assets and liabilities denominated in foreign currencies	132,620
Forward exchange contracts	795,033
Futures contracts	85,603
Securities sold short	(7,722,456)
Swap contracts	3,146,689

Net change in unrealized appreciation (depreciation)	(4,574,973)

Net realized and unrealized gain (loss)	5,189,809

Net increase (decrease) in net assets resulting from operations	$12,995,883

* Foreign taxes withheld on dividends	$10,267
~ Foreign taxes withheld on interest	$13,410

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	83

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

K2 Alternative Strategies Fund

	Six Months Ended November 30, 2023 (unaudited)	Year Ended May 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$7,806,074	$15,741,185
Net realized gain (loss)	9,764,782	(11,553,755)
Net change in unrealized appreciation (depreciation)	(4,574,973)	(20,733,832)

Net increase (decrease) in net assets resulting from operations	12,995,883	(16,546,402)

Distributions to shareholders:
Class A	—	(2,298,782)
Class C	—	(366,579)
Class R	—	(6,760)
Class R6	—	(1,623,691)
Advisor Class	—	(25,006,493)

Total distributions to shareholders	—	(29,302,305)

Capital share transactions: (Note 2)
Class A	(11,224,603)	(14,390,545)
Class C	(4,913,247)	(7,897,223)
Class R	(51,449)	(443,340)
Class R6	(3,439,861)	(1,408,481)
Advisor Class	(152,266,813)	(349,425,448)

Total capital share transactions	(171,895,973)	(373,565,037)

Net increase (decrease) in net assets	(158,900,090)	(419,413,744)
Net assets:
Beginning of period	847,701,034	1,267,114,778

End of period	$688,800,944	$847,701,034

84	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective January 17, 2023, Franklin K2 Alternative Strategies Fund was renamed K2 Alternative Strategies Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ

National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S.

dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. At November 30, 2023, the Fund had no cross-currency swap contracts.

The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 11 regarding investment transactions and other derivative information, respectively.

d. Restricted Cash

At November 30, 2023, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities.

e. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

f. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency Securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $70,767 in U.S. Government and Agency Securities as collateral. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

g. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2023, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2023, the net assets of the K2 Subsidiary were $52,957,118 representing 7.7% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, or the London Interbank Offered Rate (LIBOR), or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows, at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

i. Income and Deferred Taxes (continued)

taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2023, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund.

Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

k. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2023		Year Ended May 31, 2023

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	478,411	$5,183,445	1,184,496	$12,884,556
Shares issued in reinvestment of distributions	—	—	197,144	2,107,467
Shares redeemed	(1,515,286)	(16,408,048)	(2,702,826)	(29,382,568)

Net increase (decrease)	(1,036,875)	$(11,224,603)	(1,321,186)	$(14,390,545)

Class C Shares:
Shares sold	14,980	$157,329	112,939	$1,186,468
Shares issued in reinvestment of distributions	—	—	30,061	312,336
Shares redeemed[a]	(484,231)	(5,070,576)	(892,790)	(9,396,027)

Net increase (decrease)	(469,251)	$(4,913,247)	(749,790)	$(7,897,223)

Class R Shares:
Shares sold	104	$1,131	5,131	$55,176
Shares issued in reinvestment of distributions	—	—	629	6,760
Shares redeemed	(4,815)	(52,580)	(45,962)	(505,276)

Net increase (decrease)	(4,711)	$(51,449)	(40,202)	$(443,340)

Class R6 Shares:
Shares sold	1,057,333	$11,509,419	1,973,905	$21,789,501
Shares issued in reinvestment of distributions	—	—	127,748	1,375,848
Shares redeemed	(1,370,762)	(14,949,280)	(2,249,882)	(24,573,830)

Net increase (decrease)	(313,429)	$(3,439,861)	(148,229)	$(1,408,481)

Advisor Class Shares:
Shares sold	3,067,615	$33,505,508	13,145,615	$144,459,116
Shares issued in reinvestment of distributions	—	—	1,667,367	17,940,869
Shares redeemed	(17,031,851)	(185,772,321)	(46,582,302)	(511,825,433)

Net increase (decrease)	(13,964,236)	$(152,266,813)	(31,769,320)	$(349,425,448)

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.90%	Up to and including $1 billion
1.85%	Over $1 billion, up to and including $1.5 billion
1.80%	Over $1.5 billion, up to and including $3 billion
1.75%	In excess of $3 billion

For the period ended November 30, 2023, the annualized gross effective management fee rate was 1.90% of the Fund’s average daily net assets.

Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Capital Fund Management S.A.
Chilton Investment Company, Inc.
DLD Asset Management, LP
Electron Capital Partners, LLC
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
One River Asset Management, LLC
P. Schoenfeld Asset Management L.P.
RBC Global Asset Management (UK) Limited (formerly, BlueBay Asset Management LLP)
RV Capital Management Private, Ltd.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$896
CDSC retained	$364

e. Transfer Agent Fees

Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.

For the period ended November 30, 2023, the Fund paid transfer agent fees as noted in the Consolidated Statement of Operations, of which $109,034 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2023, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 5.04%	$3,348,000	$13,999,000	$(16,337,000)	$—	$—	$1,010,000	1,010,000	$41,687

g. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.90% based on the average net assets of each class until September 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to July 1, 2023, the expenses (excluding certain fees and expenses as previously disclosed) for each class of the Fund were limited to 1.95% based on the average net assets of each class.

Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until September 30, 2024.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2023, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At May 31, 2023, the Fund had short term and long term capital loss carryforwards not subject to expiration of $8,472,495 and $8,985,682, respectively.

At November 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$472,110,981

Unrealized appreciation	$64,432,990
Unrealized depreciation	(55,633,695)

Net unrealized appreciation (depreciation)	$8,799,295

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and investments in the K2 Subsidiary.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2023, aggregated $752,810,428 and $916,371,512, respectively.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At November 30, 2023, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $1,010,000 of cash collateral. The gross amounts of recognized liability for such transactions are included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.

The Fund sold certain long positions held in the portfolio and simultaneously entered into total return swaps on the positions, retaining substantially all of the exposure to the economic return and the related risks on the long positions. At November 30, 2023, the transfers of financial assets accounted for as sales were as follows:

	At Original Transactions Dates		At Period Ended November 30, 2023

	Cost Basis of Positions Sold	Gross Cash Received for Positions Sold	Fair Value of Transferred Assets[a]	Gross Derivative Assets Recorded[b]	Gross Derivative Liabilities Recorded[b]
Sales and total return swaps	$472,588	$484,652	$495,135	$496,231	$(485,748)

a$10,483 of fair value of transferred assets are included as unrealized appreciation and depreciation on OTC swap contracts in the Consolidated Statement of Assets and Liabilities.

bBalances are presented on a gross basis, based on each leg of the swap contract, before the application of counterparty and cash collateral offsetting.

See Notes 1(c) and 11 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2023, the Fund had 25.0% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2023, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $8,100,515, representing 1.2% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.

8. Concentration of Risk

Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.

9. Investments in Russian Securities

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

9. Investments in Russian Securities (continued)

and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2023.

10. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

At November 30, 2023, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Bausch Health Cos. Inc., Term Loan B	$391,589
CommScope Holding Company Inc., Initial Term Loan	359,479
CSC Holdings LLC, Term Loan B	151,900
CSC Holdings LLC, Term Loan B	331,390
Euro Garage Ltd., Term Loan B-1	30,092
ICP Group, Bank Debt Term Loan	361,679
K. Hovnanian Enterprises Inc., Term Loan RC	500,000
Oldcastle BuildingEnvelope Inc., Term Loan RC	251,807
Upfield Group BV, Term Loan RC	212,579

$2,590,515

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

11. Other Derivative Information

At November 30, 2023, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Investments in securities, at value	$26,250	[a]
	Variation margin on futures contracts	682,104	[b]	Variation margin on futures contracts	$1,111,846	[b]
	Variation margin on centrally cleared swap contracts	492,199	[b]	Variation margin on centrally cleared swap contracts	458,260	[b]

Foreign exchange contracts	Investments in securities, at value	37	[a]
	Variation margin on futures contracts	190,833	[b]	Variation margin on futures contracts	360,633	[b]
	Unrealized appreciation on OTC forward exchange contracts	2,373,215		Unrealized depreciation on OTC forward exchange contracts	3,212,940
				Unrealized depreciation on OTC swap contracts	577

Credit contracts	Variation margin on centrally cleared swap contracts	615,076	[b]	Variation margin on centrally cleared swap contracts	459,769	[b]
	OTC swap contracts (upfront payments)	2,764,183		OTC swap contracts (upfront receipts)	128,537
	Unrealized appreciation on OTC swap contracts	718,343		Unrealized depreciation on OTC swap contracts	376,067

Equity contracts	Investments in securities, at value	1,393,076	[a]	Options written, at value	382,840
	Variation margin on futures contracts	1,523,925	[b]	Variation margin on futures contracts	941,475	[b]
	Unrealized appreciation on OTC swap contracts	13,945,832		Unrealized depreciation on OTC swap contracts	14,892,442

Commodity contracts	Variation margin on futures contracts	1,425,493	[b]	Variation margin on futures contracts	1,115,645	[b]

Totals		$26,150,566			$23,441,031

aPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

11. Other Derivative Information (continued)

For the period ended November 30, 2023, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Investments	$322,705 [a]	Investments	$(121,732)[a]
	Written options	(177,676)	Written options	114,124
	Futures contracts	2,126,779	Futures contracts	165,210
	Swap contracts	3,382,949	Swap contracts	(471,869)

Foreign exchange contracts	Investments	(97,667)[a]	Investments	76,572 [a]
	Written options	10,334	Written options	(7,640)
	Forward exchange contracts	(2,921,846)	Forward exchange contracts	795,033
	Futures contracts	(170,486)	Futures contracts	(296,501)
	Swap contracts	(54,629)	Swap contracts	(577)

Credit contracts	Swap contracts	184,293	Swap contracts	199,045

Equity contracts	Investments	(3,641,061)[a]	Investments	(117,810)[a]
	Written options	1,066,167	Written options	(196,516)
	Futures contracts	(2,352,978)	Futures contracts	1,109,293
	Swap contracts	(4,978,953)	Swap contracts	3,420,090

Commodity contracts	Futures contracts	(730,359)	Futures contracts	(892,399)

Totals		$(8,032,428)		$3,774,323

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2023, the average month end notional amount of futures contracts and swap contracts represented $666,202,104 and $1,177,719,532, respectively. The average month end fair value of options was $3,943,470. The average month end contract value of forward exchange contracts was $728,716,383.

At November 30, 2023, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Forward Exchange Contracts	$2,373,215	$3,212,940
Options Purchased	66,240	—
Swap Contracts	17,428,358	15,397,623

Total	$19,867,813	$18,610,563

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At November 30, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$15,683	$—	$—	$—	$15,683
BNYM	47,037	(47,037)	—	—	—
BOFA	144,382	(133,919)	(10,463)	—	—
BZWS	984,715	(572,820)	(411,895)	—	—
CITI	879,673	(81,250)	—	(710,000)	88,423
DBAB	—	—	—	—	—
GSCO	2,229,430	(494,028)	—	(1,735,402)	—
JPHQ	4,578,926	(4,578,926)	—	—	—
JPHQ[b]	1,077,346	—	—	—	1,077,346
MSCO	157,985	(71,690)	—	—	86,295
MSCO[b]	56,388	—	—	—	56,388
MSCO[c]	670,890	(670,890)	—	—	—
MSCS	6,301,131	(6,301,131)	—	—	—
NOMU	11,204	(11,204)	—	—	—
SEBA	2,713,023	(2,532,732)	—	—	180,291

Total	$19,867,813	$(15,495,627)	$(422,358)	$(2,445,402)	$1,504,426

At November 30, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$—	$—	$—	$—	$—
BNYM	118,230	(47,037)	—	(60,000)	11,193
BOFA	133,919	(133,919)	—	—	—
BZWS	572,820	(572,820)	—	—	—
CITI	81,250	(81,250)	—	—	—
DBAB	—	—	—	—	—
GSCO	494,028	(494,028)	—	—	—
JPHQ	4,624,985	(4,578,926)	—	(46,059)	—
JPHQ[b]	1,202,764	—	—	—	1,202,764
MSCO	71,690	(71,690)	—	—	—
MSCO[b]	779,122	—	—	—	779,122
MSCO[c]	1,373,530	(670,890)	—	(702,640)	—
MSCS	6,540,631	(6,301,131)	—	(239,500)	—
NOMU	84,862	(11,204)	—	(73,658)	—
SEBA	2,532,732	(2,532,732)	—	—	—

Total	$18,610,563	$(15,495,627)	$—	$(1,121,857)	$1,993,079

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

11. Other Derivative Information (continued)

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bRepresents derivatives not subject to an ISDA master agreement.

cRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

See Notes 1(c) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 102.

12. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2023, the Fund did not use the Global Credit Facility.

13. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

A summary of inputs used as of November 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$167,933,705	$14,639,905		$8,583		$182,582,193
Convertible Bonds	—	92,366,490		236,693		92,603,183
Convertible Bonds in Reorganization	—	117,725		16,528		134,253
Corporate Bonds and Notes	—	38,996,125		1,467,500		40,463,625
Corporate Bonds and Notes in Reorganization	—	1,559,964		—		1,559,964
Senior Floating Rate Interests	—	7,840,398		—		7,840,398
Foreign Government and Agency Securities	—	39,933,968		—		39,933,968
Foreign Government and Agency Securities in Reorganization	—	6,406,298		—		6,406,298
U.S. Government and Agency Securities	—	11,142,893		—		11,142,893
Options Purchased	1,352,072	67,291		—		1,419,363
Short Term Investments	213,637,381	2,988,118		—		216,625,499

Total Investments in Securities	$382,923,158	$216,059,175	[c]	$1,729,304		$600,711,637

Other Financial Instruments:
Futures Contracts	$3,822,355	$—		$—		$3,822,355
Forward Exchange Contracts	—	2,373,215		—		2,373,215
Swap Contracts	—	15,771,450		—		15,771,450

Total Other Financial Instruments	$3,822,355	$18,144,665		$—		$21,967,020

Liabilities:
Other Financial Instruments:
Options Written	$382,840	$—		$—		$382,840
Securities Sold Short[a]	87,986,286	33,466,779	[d]	—		121,453,065
Futures Contracts	3,529,599	—		—		3,529,599
Forward Exchange Contracts	—	3,212,940		—		3,212,940
Swap Contracts	—	16,187,115		—	[e]	16,187,115
Unfunded Loan Commitments	—	40,305		—	[e]	40,305

Total Other Financial Instruments	$91,898,725	$52,907,139		$—		$144,805,864

aFor detailed categories, see the accompanying Consolidated Schedule of Investments.

bIncludes common stocks and preferred stocks as well as other equity interests.

cIncludes foreign securities valued at $13,401,731, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

dIncludes foreign securities valued at $703,546, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

eIncludes financial instruments determined to have no value.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

14. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

15. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
BOFA	Bank of America, NA	CAD	Canadian Dollar	CAC	Cotation Assistee en Continu
BZWS	Barclays Bank PLC	CHF	Swiss Franc	CBOE	Chicago Board Options Exchange
CITI	Citigroup, NA	CLP	Chilean Peso	CIBOR	Copenhagen Interbank Offered Rate
DBAB	Deutsche Bank, AG	COP	Colombian Peso	CLP TNA	Chilean Peso Indice Camara Promedia Rate
GSCO	Goldman Sachs International	CZK	Czech Koruna	COLIBOR	Colombia Overnight Interbank Rate
JPHQ	JP Morgan Chase Bank, NA	DKK	Danish Krone	CZEONIA	Czech Overnight Index Average
MSCO	Morgan Stanley & Co. LLC	DOP	Dominican Peso	DAX	Deutscher Aktienindex
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	DJIA	Dow Jones Industrial Average
NOMU	Nomura International PLC	GBP	British Pound	EONIA	Euro OverNight Index Average
SEBA	Skandinaviska Enskilda Banken AB	HKD	Hong Kong Dollar	ETF	Exchange Traded Fund
		IDR	Indonesian Rupiah	EURIBOR	Euro Interbank Offered Rate
		JPY	Japanese Yen	FEDEF	Federal Funds Effective Rate
		MXN	Mexican Peso	FHLMC	Federal Home Loan Mortgage Corp.
Index		NOK	Norwegian Krone	FNMA	Federal National Mortgage Association
CDX.EM	CDX Emerging Markets Index	PEN	Peruvian Nuevo Sol	FRN	Floating Rate Note
CDX.NA.HY	CDX North America High Yield Index	PLN	Polish Zloty	FTSE	Financial Times Stock Exchange
CDX.NA.IG	CDX North America Investment Grade Index	SEK	Swedish Krona	HIBOR	Hong Kong Interbank Offered Rate
ITRX.EUR	iTraxx Europe Index	TWD	Taiwan Dollar	HONIX	Hong Kong Overnight Index Rate
ITRX.EUR. XOVER	iTraxx Europe Crossover Index	USD	United States Dollar	JIBAR	Johannesburg Interbank Agreed Rate
		UYU	Uruguayan Peso	JSE	Johannesburg Stock Exchange Index
		ZAR	South African Rand	KOSPI	Korean Composite Stock Price Index
				LIBOR	London InterBank Offered Rate
				MUTSCALM	Japan Unsecured Overnight Call Rate
				NIBOR	Norwegian Interbank Offered Rate
				OAT	Obligation Assumable by the Treasurer
				OBFR	Overnight Bank Funding Rate
				PIK	Payment In-Kind
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
				SABOR	South African Benchmark Overnight Rate
				SARON	Swiss Average Rate Overnight
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				SPI	Swiss Performance Index
				STIBOR	Stockholm Interbank Offered Rate
				STR	Short Term Rate
				TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange

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K2 ALTERNATIVE STRATEGIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

franklintempleton.com	Semiannual Report	103

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report K2 Alternative Strategies Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2024 Franklin Templeton Investments. All rights reserved.		068 S 01/24

(b) Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec, and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1)  Code of Ethics

(a) (2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b)      Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Alternative Strategies Funds

By (Signature and Title)	/s/ Christopher Kings
Christopher Kings, Chief Executive Officer – Finance and Administration

Date    1/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher Kings
Christopher Kings, Chief Executive Officer – Finance and Administration

Date    1/29/2024

By (Signature and Title)	/s/ Jeffrey White
Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date    1/29/2024